================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)

                        350 CALIFORNIA STREET, SUITE 1600
                             SAN FRANCISCO, CA 94104
               (Address of principal executive offices) (Zip code)

                               JOHN M. LODER, ESQ.
                                ROPES & GRAY LLP
                       ONE EMBARCADERO CENTER, SUITE 2200
                             SAN FRANCISCO, CA 94111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

================================================================================

ITEM 1.       SCHEDULE OF INVESTMENTS.

         The Schedule(s) of Investments is attached herewith.


[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 62.9%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 5.1%
     Gap                                                     3,540   $    75,544
     International Game Technology                           3,550        63,332
     Kohl's *                                                4,777       273,340
     NIKE, Cl B                                              2,120       131,822
     Nordstrom                                               3,060        97,247
     Staples                                                12,290       266,693
     Starwood Hotels & Resorts Worldwide                     2,760        80,206
     Tiffany & Co.                                           2,190        86,045
     Yum! Brands                                             3,140       103,463
                                                                     -----------
                                                                       1,177,692
                                                                     -----------
  CONSUMER STAPLES - 6.9%
     BJ's Wholesale Club *                                   3,110       108,943
     CVS Caremark                                           12,865       454,134
     Kellogg                                                 2,025       104,368
     Kroger                                                  4,335       100,268
     Philip Morris International                             6,400       303,104
     Procter & Gamble                                        2,825       163,850
     Wal-Mart Stores                                         6,695       332,608
                                                                     -----------
                                                                       1,567,275
                                                                     -----------
  ENERGY - 9.5%
     BG Group PLC, SP ADR                                    2,550       220,473
     Cameron International *                                 4,865       179,859
     EOG Resources                                           1,490       121,673
     Exxon Mobil                                             4,158       298,004
     Occidental Petroleum                                    5,050       383,194
     Schlumberger                                            3,620       225,164
     Suncor Energy                                          11,880       392,278
     Tenaris, ADR                                            3,520       125,382
     Ultra Petroleum *                                       1,480        71,854
     XTO Energy                                              3,595       149,408
                                                                     -----------
                                                                       2,167,289
                                                                     -----------
  FINANCIALS - 7.0%
     American Express                                        3,850       134,134
     Goldman Sachs Group                                     2,175       370,120
     Hanover Insurance Group                                 7,240       304,587
     Invesco                                                 5,530       116,959
     JPMorgan Chase                                          7,620       318,287
     Wells Fargo                                            12,930       355,834
                                                                     -----------
                                                                       1,599,921
                                                                     -----------
  HEALTH CARE - 7.1%
     Abbott Laboratories                                     4,325       218,715
     Baxter International                                    2,900       156,774
     Hospira *                                               5,405       241,279
     Johnson & Johnson                                       4,425       261,296
     Laboratory Corporation of America Holdings *            1,110        76,468
     Merck *                                                 6,320       195,478

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
     Pfizer                                                  8,987   $   153,051
     Psychiatric Solutions *                                 1,600        33,024
     Thermo Fisher Scientific *                              3,980       179,100
     Zimmer Holdings *                                       2,090       109,871
                                                                     -----------
                                                                       1,625,056
                                                                     -----------
  INDUSTRIAL - 7.0%
     3M                                                      2,270       167,004
     Danaher                                                 8,880       605,882
     Deere                                                   3,085       140,522
     Donaldson                                               5,010       178,707
     Emerson Electric                                        2,070        78,142
     General Electric                                        5,790        82,565
     Rockwell Collins                                        4,060       204,543
     Stericycle *                                            2,640       138,257
                                                                     -----------
                                                                       1,595,622
                                                                     -----------
  INFORMATION TECHNOLOGY - 12.9%
     Accenture, Cl A                                         2,270        84,172
     Analog Devices                                          2,740        70,226
     Apple *                                                 1,460       275,210
     Cisco Systems *                                        18,945       432,893
     Citrix Systems *                                        7,375       271,105
     EMC *                                                   5,260        86,632
     Google, Cl A *                                            780       418,174
     Intel *                                                16,635       317,895
     Linear Technology                                       5,685       147,128
     Microsoft                                               8,230       228,218
     Oracle                                                 16,920       357,012
     QUALCOMM                                                5,060       209,535
     Riverbed Technology *                                   2,660        54,503
                                                                     -----------
                                                                       2,952,703
                                                                     -----------
  MATERIALS - 4.7%
     Ecolab                                                  7,350       323,106
     Praxair                                                 6,750       536,220
     Weyerhaeuser                                            6,180       224,581
                                                                     -----------
                                                                       1,083,907
                                                                     -----------
  UTILITIES - 2.7%
     Cleco                                                   5,645       139,714
     Exelon                                                  2,235       104,956
     ITC Holdings                                            1,705        75,736
     Questar                                                 6,120       243,821
     Wisconsin Energy                                        1,485        64,850
                                                                     -----------
                                                                         629,077
                                                                     -----------
     TOTAL COMMON STOCK
        (Cost $11,860,599)                                            14,398,542
                                                                     -----------

See note to schedule of investments.

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                              WWW.HIGHMARKFUNDS.COM                            1

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

[HIGHMARK FUNDS LOGO OMITTED](R)
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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 14.1%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 1.8%
     Comcast
        5.700%, 07/01/19                                $  150,000   $   156,879
     Staples
        9.750%, 01/15/14                                    50,000        60,593
     Time Warner Entertainment
        8.375%, 03/15/23                                   175,000       206,721
                                                                     -----------
                                                                         424,193
                                                                     -----------
  CONSUMER STAPLES - 0.9%
     General Mills
        5.700%, 02/15/17                                   100,000       109,105
     Kroger
        5.500%, 02/01/13                                    90,000        96,381
                                                                     -----------
                                                                         205,486
                                                                     -----------
  ENERGY - 1.5%
     Colorado Interstate Gas
        6.800%, 11/15/15                                   112,000       123,983
     ConocoPhillips
        5.750%, 02/01/19                                   100,000       109,437
     Energy Transfer Partners
        9.700%, 03/15/19                                   100,000       123,820
                                                                     -----------
                                                                         357,240
                                                                     -----------
  FINANCIALS - 4.1%
     Bank of America, MTN
        5.650%, 05/01/18                                   100,000       101,073
     GE Global Insurance
        7.750%, 06/15/30                                   200,000       204,150
     JPMorgan Chase
        3.125%, 12/01/11                                   100,000       104,079
     JPMorgan Chase Bank
        6.000%, 10/01/17                                   125,000       133,141
     Lehman Brothers Holdings, MTN (A)
        5.625%, 01/24/13                                   125,000        20,000
     Morgan Stanley
        6.750%, 04/15/11                                   200,000       213,016
     Wells Fargo
        3.000%, 12/09/11                                   150,000       155,724
                                                                     -----------
                                                                         931,183
                                                                     -----------
  HEALTH CARE - 1.1%
     HCA
        7.875%, 02/01/11                                    40,000        40,800
     UnitedHealth Group
        5.250%, 03/15/11                                   150,000       156,576
     Wellpoint
        6.000%, 02/15/14                                    58,000        62,779
                                                                     -----------
                                                                         260,155
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  INDUSTRIAL - 0.7%
     General Electric
        5.000%, 02/01/13                                $  150,000   $   159,730
                                                                     -----------
  INFORMATION TECHNOLOGY - 1.0%
     Hewlett-Packard
        4.750%, 06/02/14                                   100,000       107,343
     International Business Machines
        6.500%, 01/15/28                                   100,000       113,261
                                                                     -----------
                                                                         220,604
                                                                     -----------
  MATERIALS - 0.5%
     Rio Tinto Finance USA
        6.500%, 07/15/18                                   100,000       109,052
                                                                     -----------
  TELECOMMUNICATION SERVICES - 0.6%
     Bell Atlantic Maryland
        8.000%, 10/15/29                                    75,000        81,833
     New England Telephone & Telegraph
        7.875%, 11/15/29                                    50,000        55,738
                                                                     -----------
                                                                         137,571
                                                                     -----------
  UTILITIES - 1.9%
     Duke Energy
        6.300%, 02/01/14                                   100,000       110,572
     MidAmerican Energy Holdings
        5.750%, 04/01/18                                   100,000       106,918
     Virginia Electric & Power, Ser A
        4.750%, 03/01/13                                   200,000       210,413
                                                                     -----------
                                                                         427,903
                                                                     -----------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $3,238,707)                                              3,233,117
                                                                     -----------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.8%
--------------------------------------------------------------------------------
     FHLMC Gold
        6.000%, 09/01/17                                    75,708        81,716
        5.000%, 10/01/20                                    33,780        35,960
        4.500%, 03/01/18                                    30,179        31,975
        4.500%, 05/01/19                                    43,029        45,456
     FNMA
        8.000%, 05/01/25                                    17,760        20,252
        7.000%, 07/01/26                                    16,452        18,212
        7.000%, 12/01/27                                    17,380        19,251
        6.500%, 05/01/14                                    32,296        34,872
        6.500%, 01/01/28                                    19,340        20,969
        6.500%, 05/01/29                                    11,299        12,268
        6.000%, 02/01/17                                    80,359        86,812
        6.000%, 03/01/28                                    19,209        20,669
        6.000%, 05/01/28                                    22,385        24,086
        6.000%, 05/01/38                                   148,439       158,003
        5.500%, 12/01/17                                    81,813        88,101

                                            See note to schedule of investments.
--------------------------------------------------------------------------------

2                                 1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
        5.500%, 11/01/33                                $  169,752   $   179,595
        5.000%, 12/01/17                                    25,403        27,134
        5.000%, 04/01/18                                   149,212       159,282
        5.000%, 11/01/18                                    11,995        12,804
        4.500%, 02/01/19                                   103,136       109,308
        4.500%, 05/01/19                                   253,186       267,310
        4.500%, 06/01/19                                    34,009        35,907
        4.000%, 09/01/18                                    24,264        25,307
     FNMA, CMO REMIC Ser 2003-25, Cl CD
        3.500%, 03/25/17                                    96,623        98,617
     GNMA
        7.000%, 02/15/26                                    20,543        22,659
        7.000%, 10/15/27                                    21,726        23,978
        7.000%, 03/15/29                                    18,628        20,597
        6.500%, 05/15/28                                    18,022        19,508
        6.500%, 01/15/29                                    31,999        34,616
        6.000%, 04/15/29                                    50,340        54,015
                                                                     -----------
     TOTAL U.S. GOVERNMENT AGENCY
        MORTGAGE-BACKED OBLIGATIONS
        (Cost $1,679,736)                                              1,789,239
                                                                     -----------
--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES - 3.3%
--------------------------------------------------------------------------------
     Chase Mortgage Finance, Ser 2004-S1, CI A3
        5.500%, 02/25/19                                   147,431       149,320
     CS First Boston Mortgage Securities,
        Ser 2005-C1, Cl A4 (B)
        5.014%, 02/15/38                                   150,000       149,157
     Lehman Mortgage Trust, Ser 2007-8, Cl 1A1
        6.000%, 09/25/37                                   252,516       141,961
     Merrill Lynch Mortgage Trust,
        Ser 2002-MW1, CI A3
        5.403%, 07/12/34                                   102,694       104,608
     Wells Fargo Mortgage Backed Securities Trust,
        Ser 2007-7, Cl A1
        6.000%, 06/25/37                                   228,449       196,966
                                                                     -----------
     TOTAL MORTGAGE-BACKED SECURITIES
        (Cost $865,929)                                                  742,012
                                                                     -----------
--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 1.0%
--------------------------------------------------------------------------------
     Centerpoint Energy Transition Bond,
        Ser 2001-1, Cl A4
        5.630%, 09/15/15                                    82,891        90,389
     TXU Electric Delivery Transition Bond,
        Ser 2004-1, Cl A3
        5.290%, 05/15/18                                   120,000       131,773
                                                                     -----------
     TOTAL ASSET-BACKED SECURITIES
        (Cost $207,045)                                                  222,162
                                                                     -----------

--------------------------------------------------------------------------------
Description                                             Shares/Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
     Financial Select Sector SPDR ETF                        8,520   $   119,450
                                                                     -----------
     TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $78,961)                                                   119,450
                                                                     -----------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 10.9%
--------------------------------------------------------------------------------
     Credit Suisse Securities (USA)
        0.060%, dated 10/30/09,
        matures on 11/02/09,
        repurchase price $326,613
        (collateralized by a U.S.
        Treasury Bill obligations, par
        value $2,545,000,
        0.150%, 04/29/10, total market value
        $2,542,862)                                     $2,490,991     2,490,991
                                                                     -----------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $2,490,991)                                              2,490,991
                                                                     -----------
TOTAL INVESTMENTS - 100.5%
   (Cost $20,421,968) ++                                              22,995,513
                                                                     -----------
OTHER ASSETS & LIABILITIES, NET - (0.5)%                                (113,161)
                                                                     -----------
NET ASSETS - 100.0%                                                  $22,882,352
                                                                     ===========

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,421,968, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,007,013 AND $(433,468), RESPECTIVELY.

(A) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF OCTOBER 31, 2009, THE VALUE OF THIS SECURITY AMOUNTED TO $20,000, WHICH REPRESENTS 0.1% OF NET ASSETS.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2009.

ADR   - AMERICAN DEPOSITARY RECEIPT

CL    - CLASS

CMO   - COLLATERALIZED MORTGAGE OBLIGATION

ETF   - EXCHANGE TRADED FUND

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN   - MEDIUM TERM NOTE

PLC   - PUBLIC LIABILITY COMPANY

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   - SERIES

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

SPDR  - STANDARD & POOR'S DEPOSITARY RECEIPTS

See note to schedule of investments.

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                              WWW.HIGHMARKFUNDS.COM                            3

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

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

BALANCED FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                                        LEVEL 2        LEVEL 3
                                                         TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                          VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                          10/31/09         PRICE        INPUTS         INPUTS
                                                        ------------   ------------   -----------   ------------
   Common Stock *                                       $ 14,398,542   $ 14,398,542   $        --   $         --
   U.S. Government Agency Mortgage-Backed Obligations      1,789,239             --     1,789,239             --
   Corporate Obligations                                   3,233,117             --     3,233,117             --
   Mortgage-Backed Securities                                742,012             --       742,012             --
   Asset-Backed Securities                                   222,162             --       222,162             --
   Registered Investment Companies                           119,450        119,450            --             --
   Repurchase Agreements                                   2,490,991             --     2,490,991             --
                                                        ------------   ------------   -----------   ------------
Total:                                                  $ 22,995,513   $ 14,517,992   $ 8,477,521   $         --
                                                        ============   ============   ===========   ============

* See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

4                                 1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 96.6%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 13.6%
     Alloy *                                                43,800   $   288,204
     American Greetings, Cl A                               18,900       384,426
     Bob Evans Farms                                         6,700       176,009
     Books-A-Million                                        13,200       114,312
     Cabela's *                                             33,600       422,352
     Carter's *                                             14,400       339,840
     Cato, Cl A                                             19,300       380,403
     Century Casinos *                                      63,700       182,819
     Cinemark Holdings                                      17,900       207,461
     Core-Mark Holding *                                    18,300       500,871
     Dorman Products *                                      10,800       157,896
     Dress Barn *                                           33,400       602,870
     EDCI Holdings *                                        47,800       277,718
     Foot Locker                                            36,300       380,424
     Gaming Partners International *                        31,100       140,261
     Interval Leisure Group *                               15,300       170,748
     Jo-Ann Stores *                                         8,400       223,608
     Kid Brands *                                           51,800       257,446
     P.F. Chang's China Bistro *                             7,100       207,249
     Phillips-Van Heusen                                    13,900       558,085
     RadioShack                                             15,600       263,484
     RG Barry                                               35,600       304,736
     Service Corp International                             41,500       285,105
     SORL Auto Parts *                                      11,600        73,428
     Stage Stores                                           22,000       259,600
     Steiner Leisure *                                       7,900       291,984
     Steven Madden *                                         8,200       332,100
     Stoneridge *                                           33,800       248,430
     Superior Industries International                      16,700       221,776
     Ticketmaster Entertainment *                           23,200       223,880
     Warnaco Group *                                        11,700       474,201
     WMS Industries *                                        3,900       155,922
     Wolverine World Wide                                    8,100       207,198
                                                                     -----------
                                                                       9,314,846
                                                                     -----------
  CONSUMER STAPLES - 4.9%
     Andersons                                              12,800       397,184
     Central Garden & Pet *                                 12,600       124,992
     Del Monte Foods                                        28,900       312,120
     J & J Snack Foods                                      15,200       595,384
     John B. Sanfilippo & Son *                             17,500       240,100
     Lancaster Colony                                        8,300       403,214
     Nu Skin Enterprises, Cl A                              23,900       543,964
     Pantry *                                               17,100       241,281
     Pricesmart                                              7,700       148,610
     Village Super Market, Cl A                              6,600       198,000
     Weis Markets                                            4,900       173,460
                                                                     -----------
                                                                       3,378,309
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  ENERGY - 5.6%
     Cal Dive International *                               61,000   $   468,480
     Complete Production Services *                         17,800       169,634
     Dresser-Rand Group *                                   16,800       495,096
     Geokinetics *                                          14,100       226,728
     Gulfport Energy *                                      26,900       205,247
     Magellan Petroleum *                                  211,066       306,046
     Oil States International *                             22,100       761,124
     OMNI Energy Services *                                148,300       210,586
     Pioneer Drilling *                                     22,500       150,525
     Rosetta Resources *                                    17,900       242,187
     T-3 Energy Services *                                  11,300       226,226
     TGC Industries *                                       79,905       347,587
                                                                     -----------
                                                                       3,809,466
                                                                     -----------
  FINANCIALS - 21.9%
     1st Source                                             18,600       275,652
     Advance America Cash Advance Centers                   49,990       246,951
     Altisource Portfolio Solutions SA *                         1            15
     American Financial Group                               20,300       499,380
     American Physicians Capital                             7,700       217,756
     American Safety Insurance Holdings *                   21,900       324,558
     Cash America International                              7,800       236,028
     CNA Surety *                                           28,500       412,110
     Compass Diversified Holdings                           43,400       443,982
     Dime Community Bancshares                              17,600       193,424
     EMC Insurance Group                                     7,800       160,524
     Encore Capital Group *                                 14,500       217,065
     Endurance Specialty Holdings                           20,100       723,399
     Entertainment Properties Trust REIT                     6,200       210,924
     First United                                           19,500       214,500
     FPIC Insurance Group *                                  3,000       101,490
     Harleysville Group                                     14,000       438,620
     Heartland Financial USA                                20,100       258,084
     International Bancshares                               37,300       553,905
     Investment Technology Group *                          19,200       414,144
     Liberty Property Trust REIT                             4,600       135,102
     LTC Properties REIT                                    29,000       688,750
     MFA Financial REIT                                     42,000       311,640
     National Health Investors REIT                         20,000       600,000
     OceanFirst Financial                                   48,400       459,800
     Ocwen Financial *                                      47,500       519,175
     Omega Healthcare Investors REIT                        14,200       215,272
     Oriental Financial Group                               24,852       264,674
     Parkway Properties REIT                                 8,900       157,085
     Platinum Underwriters Holdings                         18,600       665,322
     ProAssurance *                                          6,000       301,680
     PS Business Parks REIT                                 15,100       739,447
     Republic Bancorp, Cl A                                  7,500       137,925
     Santander BanCorp *                                    15,300       175,950
     Simmons First National, Cl A                           11,400       333,564

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            5

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     Southside Bancshares                                   30,450   $   633,055
     Teche Holding                                           7,300       226,665
     Tompkins Financial                                     11,400       494,418
     United Bankshares                                      15,000       267,750
     Unitrin                                                42,800       838,880
     Urstadt Biddle Properties, Cl A REIT                   14,300       211,211
     Validus Holdings                                        8,400       212,520
     World Acceptance *                                      9,600       240,864
                                                                     -----------
                                                                      14,973,260
                                                                     -----------
  HEALTH CARE - 6.9%
     Allied Healthcare International *                     154,500       410,970
     Bio-Rad Laboratories, Cl A *                            2,500       223,475
     Continucare *                                         144,200       377,804
     Coventry Health Care *                                 33,000       654,390
     Digirad *                                              96,300       235,935
     Hanger Orthopedic Group *                              12,200       168,848
     HealthTronics *                                       174,100       398,689
     Hi-Tech Pharmacal *                                    26,300       479,712
     LHC Group *                                             7,600       212,116
     Magellan Health Services *                              5,900       189,567
     MedQuist                                               31,000       179,180
     Nighthawk Radiology Holdings *                         49,800       298,302
     Par Pharmaceutical *                                   15,700       329,229
     RehabCare Group *                                      16,000       300,000
     Triple-S Management, Cl B *                            15,900       265,530
                                                                     -----------
                                                                       4,723,747
                                                                     -----------
  INDUSTRIAL - 17.8%
     Ampco-Pittsburgh                                       23,400       629,460
     Apogee Enterprises                                     14,000       185,360
     Armstrong World Industries *                           26,200       975,950
     ATC Technology *                                       18,900       395,010
     AZZ *                                                   5,500       188,430
     Babcock & Brown Air, ADR                               39,400       340,810
     Chart Industries *                                     21,400       423,078
     Crane                                                  29,000       807,650
     Diana Shipping                                         10,100       130,492
     Dycom Industries *                                     12,900       127,452
     DynCorp International, Cl A *                          43,100       732,700
     Ecology and Environment, Cl A                          23,800       345,100
     EMCOR Group *                                          13,000       307,060
     EnerSys *                                              13,100       289,510
     Ennis                                                  39,800       602,970
     GP Strategies *                                        45,300       318,912
     Hubbell, Cl B                                          18,200       774,046
     International Shipholding                              12,300       407,745
     Intersections *                                        24,500       139,650
     Kforce *                                               35,000       410,550

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INDUSTRIAL - (CONTINUED)
     Lawson Products                                         12,800  $   199,040
     Mueller Industries                                      16,700      395,122
     NACCO Industries, Cl A                                   5,400      321,840
     Pike Electric *                                         26,800      336,340
     R.R. Donnelley & Sons                                   13,600      273,088
     Ryder System                                             5,400      218,970
     Saia *                                                  11,100      162,726
     Shaw Group *                                             7,000      179,620
     SIFCO Industries *                                      29,000      387,150
     SkyWest                                                 12,200      170,434
     Sykes Enterprises *                                     23,900      567,386
     Tredegar                                                15,700      213,991
     Watson Wyatt Worldwide                                   4,800      209,184
                                                                     -----------
                                                                      12,166,826
                                                                     -----------
  INFORMATION TECHNOLOGY - 14.3%
     Brightpoint *                                           49,700      366,289
     CalAmp *                                                54,100      168,251
     Cirrus Logic *                                          36,800      178,112
     Communications Systems                                  25,100      275,598
     Computer Task Group *                                   55,000      383,350
     DDi *                                                   58,400      236,520
     DSP Group *                                             29,900      172,822
     Dynamics Research *                                     21,500      275,415
     EarthLink                                               24,900      201,690
     GSI Technology *                                        80,100      289,161
     GTSI *                                                  44,300      330,035
     iGATE                                                   41,000      362,030
     Ingram Micro, Cl A *                                    22,400      395,360
     Insight Enterprises *                                   37,600      395,552
     INX *                                                   38,400      258,048
     LaserCard *                                             24,300      162,810
     Lattice Semiconductor *                                 92,600      176,866
     Lionbridge Technologies *                               94,800      198,132
     ManTech International, Cl A *                            3,600      157,896
     Multi-Fineline Electronix *                             16,500      449,625
     NU Horizons Electronics *                               49,800      193,722
     PC Mall *                                               23,700      168,033
     Pervasive Software *                                    37,600      184,240
     RF Micro Devices *                                      37,700      150,046
     Richardson Electronics                                  56,500      319,225
     Rimage *                                                14,600      268,640
     Satyam Computer Services, ADR *                         91,000      481,390
     Semtech *                                               17,900      276,913
     Silicon Laboratories *                                   7,600      318,440
     Tech Data *                                              6,300      242,109
     Techwell *                                              27,500      285,450
     TeleTech Holdings *                                     34,100      610,049
     Telular *                                               92,500      274,725

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

6                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Tessco Technologies                                    23,900   $   405,105
     Ultra Clean Holdings *                                 34,200       188,442
                                                                     -----------
                                                                       9,800,091
                                                                     -----------
  MATERIALS - 6.6%
     Buckeye Technologies *                                 50,800       455,168
     Clearwater Paper *                                      5,200       235,404
     Domtar *                                               13,700       573,893
     Glatfelter                                             39,200       414,344
     ICO *                                                  34,200       131,328
     Innospec                                               23,700       280,134
     Quaker Chemical                                        18,100       372,860
     RPM International                                      21,800       384,116
     Schulman A                                             13,100       227,547
     Sonoco Products                                        24,700       660,725
     Stepan                                                  8,000       457,920
     Valspar                                                11,300       286,681
                                                                     -----------
                                                                       4,480,120
                                                                     -----------
  TELECOMMUNICATION SERVICES - 0.9%
     Premiere Global Services *                             15,400       115,038
     Syniverse Holdings *                                   30,100       515,613
                                                                     -----------
                                                                         630,651
                                                                     -----------
  UTILITIES - 4.1%
     Black Hills                                            12,400       302,188
     CH Energy Group                                         4,500       186,345
     Energen                                                11,100       487,068
     New Jersey Resources                                   17,400       612,480
     PNM Resources                                          53,200       570,304
     UGI                                                    27,200       649,536
                                                                     -----------
                                                                       2,807,921
                                                                     -----------
     TOTAL COMMON STOCK
       (Cost $61,796,135)                                             66,085,237
                                                                     -----------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANIES - 1.2%
--------------------------------------------------------------------------------
     iShares Russell 2000 Value Index Fund ETF               5,000       264,350
     iShares S&P SmallCap 600 Value Index Fund ETF           5,000       263,650
     Rydex S&P SmallCap 600 Pure Value ETF                   9,000       256,500
                                                                     -----------
     TOTAL REGISTERED INVESTMENT COMPANIES
       (Cost $657,480)                                                   784,500
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 1.5%
--------------------------------------------------------------------------------
     Credit Suisse Securities (USA) 0.060%,
       dated 10/30/09, matures on 11/02/09,
       repurchase price $1,057,159
       (collateralized by a U.S.Treasury Bill
       obligation, par value $1,080,000,
       0.150%, 04/29/10, total market value
       $1,079,093)                                      $1,057,154   $ 1,057,154
                                                                     -----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $1,057,154)                                               1,057,154
                                                                     -----------
  TOTAL INVESTMENTS - 99.3%
    (Cost $63,510,769) ++                                             67,926,891
                                                                     -----------
  OTHER ASSETS & LIABILITIES, NET - 0.7%                                 470,018
                                                                     -----------
  NET ASSETS - 100.0%                                                $68,396,909
                                                                     ===========

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++    AT OCTOBER  31,  2009,  THE TAX BASIS COST OF THE FUND'S  INVESTMENTS  WAS
      $63,510,769,   AND  THE  UNREALIZED  APPRECIATION  AND  DEPRECIATION  WERE
      $7,961,161 AND $(3,545,039), RESPECTIVELY.

ADR   - AMERICAN DEPOSITARY RECEIPT

CL    - CLASS

ETF   - EXCHANGE TRADED FUND

REIT  - REAL ESTATE INVESTMENT TRUST

S&P   - STANDARD & POOR'S

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            7

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                           LEVEL 2       LEVEL 3
                                            TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                             VALUE AT         QUOTED     OBSERVABLE    UNOBSERVABLE
                                             10/31/09         PRICE        INPUTS         INPUTS
                                           ------------   ------------   -----------   ------------
   Common Stock *                          $ 66,085,237   $ 66,085,237   $        --   $         --
   Registered Investment Companies              784,500        784,500            --             --
   Repurchase Agreement                       1,057,154             --     1,057,154             --
                                           ------------   ------------   -----------   ------------
Total:                                     $ 67,926,891   $ 66,869,737   $ 1,057,154   $         --
                                           ============   ============   ===========   ============

* See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

8                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 97.2%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 10.5%
     Career Education *                                      8,600   $   179,224
     Coach                                                  36,100     1,190,217
     Comcast, Cl A                                          73,439     1,064,866
     Fortune Brands                                          6,200       241,490
     Home Depot                                             42,195     1,058,673
     Liberty Global, Cl A *                                  6,859       140,815
     Limited Brands                                         32,800       577,280
     Macy's                                                 47,900       841,603
     Nordstrom                                              11,100       352,758
     Service Corp International                             33,122       227,548
     Starwood Hotels & Resorts Worldwide                     1,300        37,778
     Target                                                  6,000       290,580
     Weight Watchers International                          15,100       400,301
                                                                     -----------
                                                                       6,603,133
                                                                     -----------
  CONSUMER STAPLES - 13.1%
     Altria Group                                           31,000       561,410
     Archer-Daniels-Midland                                  9,200       277,104
     Coca-Cola Enterprises                                  15,300       291,771
     ConAgra Foods                                          60,500     1,270,500
     Hormel Foods                                           17,000       619,820
     Kimberly-Clark                                         21,905     1,339,710
     Procter & Gamble                                       19,800     1,148,400
     Reynolds American                                      15,700       761,136
     Safeway                                                14,165       316,304
     Wal-Mart Stores                                        26,100     1,296,648
     Whole Foods Market *                                   11,700       375,102
                                                                     -----------
                                                                       8,257,905
                                                                     -----------
  ENERGY - 11.9%
     Chevron                                                20,000     1,530,800
     ConocoPhillips                                         33,330     1,672,499
     Exxon Mobil                                            18,600     1,333,062
     Marathon Oil                                           11,200       358,064
     Nabors Industries *                                    36,022       750,338
     Patterson-UTI Energy                                   30,600       476,748
     Peabody Energy                                          4,800       190,032
     Pioneer Natural Resources                              28,345     1,165,263
                                                                     -----------
                                                                       7,476,806
                                                                     -----------
  FINANCIALS - 12.8%
     Aflac                                                  14,200       589,158
     American Express                                       18,700       651,508
     AON                                                    11,000       423,610
     Bank of America                                        10,619       154,825
     Chubb                                                  15,300       742,356
     Franklin Resources                                      2,400       251,112
     Goldman Sachs Group                                    10,010     1,703,402
     JPMorgan Chase                                         27,820     1,162,041
     MBIA *                                                 20,361        82,666

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     MetLife                                                10,600   $   360,718
     Moody's                                                11,000       260,480
     NYSE Euronext                                          11,300       292,105
     Progressive *                                          27,800       444,800
     Wells Fargo                                            33,300       916,416
                                                                     -----------
                                                                       8,035,197
                                                                     -----------
  HEALTH CARE - 12.5%
     AmerisourceBergen                                      10,331       228,832
     Amgen *                                                24,200     1,300,266
     DaVita *                                                9,600       509,088
     Forest Laboratories *                                  23,500       650,245
     Hospira *                                               4,082       182,220
     Pfizer                                                118,309     2,014,802
     Quest Diagnostics                                       7,000       391,510
     UnitedHealth Group                                     31,400       814,830
     WellPoint *                                            25,300     1,183,028
     Zimmer Holdings *                                      11,064       581,634
                                                                     -----------
                                                                       7,856,455
                                                                     -----------
  INDUSTRIAL - 10.3%
     AMR *                                                  85,348       460,026
     Caterpillar                                            18,500     1,018,610
     Cooper Industries, Cl A                                 8,500       328,865
     FedEx                                                   8,400       610,596
     General Electric                                       88,955     1,268,498
     Northrop Grumman                                       26,360     1,321,427
     Parker Hannifin                                        15,150       802,344
     Rockwell Automation                                    17,100       700,245
                                                                     -----------
                                                                       6,510,611
                                                                     -----------
  INFORMATION TECHNOLOGY - 19.7%
     AVX                                                    22,984       260,179
     Computer Sciences *                                    12,700       644,017
     Corning                                                29,400       429,534
     eBay *                                                 30,400       677,008
     Electronic Arts *                                      15,700       286,368
     EMC *                                                  75,200     1,238,544
     Google, Cl A *                                            400       214,448
     Hewlett-Packard                                        26,600     1,262,436
     Intel                                                  94,780     1,811,246
     International Business Machines                        13,060     1,575,167
     Intersil, Cl A                                         27,100       340,105
     Micron Technology *                                    24,400       165,676
     Microsoft                                              39,925     1,107,120
     NVIDIA *                                               18,400       220,064
     Oracle                                                 10,500       221,550
     Symantec *                                             24,209       425,594
     Tellabs *                                              38,000       228,760
     Texas Instruments                                      34,957       819,742

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            9

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Vishay Intertechnology *                               43,478   $   270,868
     Western Union                                           9,500       172,615
                                                                     -----------
                                                                      12,371,041
                                                                     -----------
  MATERIALS - 2.2%
     Alcoa                                                  20,840       258,833
     Dow Chemical                                           34,600       812,408
     Newmont Mining                                          7,100       308,566
                                                                     -----------
                                                                       1,379,807
                                                                     -----------
  TELECOMMUNICATION SERVICES - 3.3%
     AT&T                                                   12,000       308,040
     US Cellular *                                           9,082       332,492
     Verizon Communications                                 48,600     1,438,074
                                                                     -----------
                                                                       2,078,606
                                                                     -----------
  UTILITIES - 0.9%
     AES *                                                  11,052       144,450
     Sempra Energy                                           7,900       406,455
                                                                     -----------
                                                                         550,905
                                                                     -----------
     TOTAL COMMON STOCK
       (Cost $64,477,431)                                             61,120,466
                                                                     -----------

--------------------------------------------------------------------------------
                                                                           Value
--------------------------------------------------------------------------------
     TOTAL INVESTMENTS - 97.2%
       (Cost $64,477,431) ++                                         $61,120,466
                                                                     -----------
     OTHER ASSETS & LIABILITIES, NET - 2.8%                            1,790,002
                                                                     -----------
     NET ASSETS - 100.0%                                             $62,910,468
                                                                     ===========

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++    AT OCTOBER  31,  2009,  THE TAX BASIS COST OF THE FUND'S  INVESTMENTS  WAS
      $64,477,431  AND  THE  UNREALIZED   APPRECIATION  AND  DEPRECIATION   WERE
      $4,747,684 AND $(8,104,649), RESPECTIVELY.

CL    - CLASS

MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                           LEVEL 2        LEVEL 3
                                           TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                            VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                            10/31/09         PRICE         INPUTS         INPUTS
                                           -----------   -------------   -----------   ------------
   Investments in Securities *             $61,120,466   $  61,120,466   $        --   $         --
                                           ===========   =============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

10                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 98.6%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 2.0%
     Amazon.com *                                            6,250   $   742,562
     Comcast, Cl A                                          22,800       330,600
     Garmin ++                                               8,550       258,723
                                                                     -----------
                                                                       1,331,885
                                                                     -----------
  HEALTH CARE - 9.9%
     Alcon ++                                                3,000       428,370
     Allscripts-Misys Healthcare Solutions *                13,000       253,500
     Amgen *                                                 6,000       322,380
     Amylin Pharmaceuticals *                               13,000       143,520
     athenahealth *                                          7,000       263,270
     Baxter International                                   11,800       637,908
     Celgene *                                              11,500       587,075
     Cephalon *                                              8,500       463,930
     Cerner *                                                5,000       380,200
     ev3 *                                                  24,500       288,610
     Genzyme *                                              10,000       506,000
     Human Genome Sciences *                                 5,000        93,450
     Intermune *                                            15,000       181,200
     Myriad Genetics *                                       8,500       206,380
     Quality Systems                                        13,800       842,076
     Sequenom *                                             22,000        60,720
     Thermo Fisher Scientific *                             11,500       517,500
     United Therapeutics *                                   8,000       340,320
                                                                     -----------
                                                                       6,516,409
                                                                     -----------
  INFORMATION TECHNOLOGY - 84.8%
     Accenture, Cl A ++                                     24,900       923,292
     Activision Blizzard *                                  47,100       510,093
     Adobe Systems *                                        25,600       843,264
     Altera                                                 34,600       684,734
     Amdocs * ++                                            26,700       672,840
     Analog Devices                                         14,450       370,353
     Apple *                                                19,095     3,599,407
     Applied Materials                                      52,300       638,060
     ASML Holding, Cl G ++                                  12,847       346,098
     AU Optronics, ADR                                      16,976       149,898
     Autodesk *                                             19,900       496,107
     Automatic Data Processing                              20,300       807,940
     Avnet *                                                 6,590       163,300
     BMC Software *                                         23,200       862,112
     Broadcom, Cl A *                                       30,310       806,549
     Check Point Software Technologies * ++                 29,800       925,886
     Cisco Systems *                                        94,990     2,170,521
     Citrix Systems *                                       20,000       735,200
     Cognizant Technology Solutions, C1 A *                 23,200       896,680
     Corning                                                38,010       555,326
     Dell *                                                 31,300       453,537
     eBay *                                                 37,300       830,671

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Electronic Arts *                                      28,400   $   518,016
     EMC *                                                  40,470       666,541
     F5 Networks *                                          10,900       489,301
     Fiserv *                                                7,800       357,786
     Flextronics International * ++                         79,750       516,780
     Google, Cl A *                                          5,125     2,747,615
     Harris                                                  6,850       285,782
     Hewlett-Packard                                        48,780     2,315,099
     IAC/InterActiveCorp *                                   9,125       172,828
     Intel                                                 106,120     2,027,953
     International Business Machines                        15,650     1,887,547
     Intersil, Cl A                                         32,400       406,620
     Intuit *                                               12,750       370,643
     Juniper Networks *                                     26,100       665,811
     Kla-Tencor                                             15,000       487,650
     Lam Research *                                         11,550       389,466
     Linear Technology                                      15,350       397,258
     Marvell Technology Group * ++                          57,650       790,958
     Maxim Integrated Products                              26,800       446,756
     McAfee *                                               20,600       862,728
     Microchip Technology                                   18,000       431,280
     Microsoft                                             109,810     3,045,031
     National Semiconductor                                 39,300       508,542
     NetApp *                                               32,950       891,298
     Nintendo, ADR                                          17,100       537,111
     Nokia, SP ADR                                          31,000       390,910
     Nuance Communications *                                22,000       288,420
     NVIDIA *                                               33,425       399,763
     Open Text * ++                                          7,500       277,800
     Oracle                                                 82,700     1,744,970
     Paychex                                                10,100       286,941
     QUALCOMM                                               53,180     2,202,184
     Rambus *                                               13,500       216,000
     Red Hat *                                              30,700       792,367
     Research In Motion * ++                                13,180       774,061
     Salesforce.com *                                       12,250       695,188
     Samsung Electronics, GDR ++                             3,000       913,500
     SAP, ADR                                               10,350       468,545
     Seagate Technology ++                                  30,000       418,500
     Siliconware Precision Industries, ADR                  53,009       356,751
     Symantec *                                             35,100       617,058
     SYNNEX *                                               12,400       319,052
     Taiwan Semiconductor Manufacturing,
        SP ADR                                              51,806       494,229
     Texas Instruments                                      29,000       680,050
     Varian Semiconductor Equipment
        Associates *                                        16,000       454,240
     VeriSign *                                             22,600       515,506
     VMware, Cl A *                                          8,000       307,440

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           11

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

ENHANCED GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Shares/Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Western Digital *                                      10,800   $   363,744
     Xilinx                                                 29,300       637,275
     Yahoo! *                                               32,835       522,077
                                                                     -----------
                                                                      55,794,839
                                                                     -----------
  TELECOMMUNICATION SERVICES - 1.9%
     American Tower, Cl A *                                 14,650       539,413
     Millicom International Cellular * ++                    6,450       404,157
     Tele Norte Leste Participacoes, ADR                    14,700       280,182
                                                                     -----------
                                                                       1,223,752
                                                                     -----------
     TOTAL COMMON STOCK
        (Cost $54,613,080)                                            64,866,885
                                                                     -----------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 1.3%
--------------------------------------------------------------------------------
     Credit Suisse Securities (USA)
        0.060% dated 10/30/09,
        matures on 11/02/09,
        repurchase price $871,353
        (collateralized by a U.S.
        Treasury Bill obligation,
        par value $890,000, 0.150%,
        04/29/10, total market value
        $889,329)                                       $  871,349       871,349
                                                                     -----------
     TOTAL REPURCHASE AGREEMENT
        (Cost $871,349)                                                  871,349
                                                                     -----------
  TOTAL INVESTMENTS - 99.9%
     (Cost $55,484,429) +++                                           65,738,234
                                                                     -----------
  OTHER ASSETS & LIABILITIES, NET - 0.1%                                  51,818
                                                                     -----------
  NET ASSETS - 100.0%                                                $65,790,052
                                                                     ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF 10/31/09 WAS $913,500 AND REPRESENTED 1.4% OF NET ASSETS.

+++ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,484,429 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $16,197,306 AND $(5,943,501), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

GDR    - GLOBAL DEPOSITARY RECEIPT

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

12                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                        LEVEL 2        LEVEL 3
                         TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                          VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                          10/31/09         PRICE         INPUTS        INPUTS
                        ------------   ------------   -----------   ------------
  Common Stock *        $ 64,866,885   $ 64,866,885   $        --   $         --
  Repurchase Agreement       871,349            --        871,349             --
                        ------------   ------------   -----------   ------------
Total:                  $ 65,738,234   $ 64,866,885   $   871,349   $         --
                        ============   ============   ===========   ============

*     See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           13

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 98.4%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 7.9%
     Barnes & Noble                                         10,610   $   176,232
     Gannett                                                25,770       253,061
     Home Depot                                              9,240       231,832
     Newell Rubbermaid                                      13,020       188,920
     Polaris Industries                                      5,455       229,492
     Time Warner                                             5,700       171,684
                                                                     -----------
                                                                       1,251,221
                                                                     -----------
  CONSUMER STAPLES - 4.1%
     Altria Group                                           10,910       197,580
     Lorillard                                               1,970       153,108
     Philip Morris International                             6,365       301,446
                                                                     -----------
                                                                         652,134
                                                                     -----------
  ENERGY - 17.5%
     BP PLC, SP ADR                                          6,065       343,400
     Chevron                                                 6,815       521,620
     ConocoPhillips                                          5,415       271,725
     Exxon Mobil                                            13,020       933,143
     Occidental Petroleum                                    4,550       345,254
     TransCanada ++                                         11,820       360,983
                                                                     -----------
                                                                       2,776,125
                                                                     -----------
  FINANCIALS - 21.9%
     American Express                                        4,550       158,522
     Annaly Capital Management REIT                         20,300       343,273
     BB&T                                                   11,060       264,445
     FirstMerit                                                 75         1,421
     Goldman Sachs Group                                     2,265       385,435
     Home Properties REIT                                    6,515       255,258
     Morgan Stanley                                          7,730       248,288
     Rayonier REIT                                          13,020       502,312
     Trustmark                                               5,455       103,372
     U.S. Bancorp                                           14,095       327,286
     Unum Group                                              8,640       172,368
     Weingarten Realty Investors REIT                       10,315       190,828
     Wells Fargo                                            19,095       525,494
                                                                     -----------
                                                                       3,478,302
                                                                     -----------
  HEALTH CARE - 12.7%
     Biovail ++                                              6,065        81,635
     Bristol-Myers Squibb                                   18,340       399,812
     Eli Lilly                                               3,950       134,340
     Johnson & Johnson                                       6,205       366,405
     Merck                                                  15,465       478,332
     Pfizer                                                 24,647       419,738
     Teleflex                                                2,580       128,355
                                                                     -----------
                                                                       2,008,617
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INDUSTRIAL - 7.4%
     General Electric                                       38,645   $   551,078
     Honeywell International                                 3,780       135,664
     Northrop Grumman                                        2,450       122,819
     Tyco International ++                                  10,795       362,172
                                                                     -----------
                                                                       1,171,733
                                                                     -----------
  INFORMATION TECHNOLOGY - 8.7%
     Intel                                                  10,765       205,719
     International Business Machines                         5,150       621,142
     Microsoft                                              15,160       420,387
     National Semiconductor                                  9,850       127,459
                                                                     -----------
                                                                       1,374,707
                                                                     -----------
  MATERIALS - 8.3%
     Air Products & Chemicals                                3,630       279,982
     Eastman Chemical                                        5,150       270,427
     International Paper                                    12,285       274,078
     PPG Industries                                          6,205       350,148
     Temple-Inland                                           9,090       140,441
                                                                     -----------
                                                                       1,315,076
                                                                     -----------
  TELECOMMUNICATION SERVICES - 7.6%
     AT&T                                                   21,830       560,376
     CenturyTel                                              1,405        45,606
     Qwest Communications International                     28,215       101,292
     Verizon Communications                                 16,970       502,142
                                                                     -----------
                                                                       1,209,416
                                                                     -----------
  UTILITIES - 2.3%
     Northeast Utilities                                     9,025       208,026
     OGE Energy                                              4,550       151,151
                                                                     -----------
                                                                         359,177
                                                                     -----------
     TOTAL COMMON STOCK
        (Cost $15,972,565)                                            15,596,508
                                                                     -----------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 1.6%
--------------------------------------------------------------------------------
     Dreyfus Cash Management                               259,031       259,031
                                                                     -----------
     TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $259,031)                                                  259,031
                                                                     -----------
  TOTAL INVESTMENTS - 100.0%
     (Cost $16,231,596) ++                                            15,855,539
                                                                     -----------
  OTHER ASSETS & LIABILITIES, NET - 0.0%                                   4,169
                                                                     -----------
  NET ASSETS - 100.0%                                                $15,859,708
                                                                     ===========

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

14                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

EQUITY INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $16,254,293, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,176,659 AND $(1,552,716), RESPECTIVELY.

PLC    - PUBLIC LIABILITY COMPANY

REIT   - REAL ESTATE INVESTMENT TRUST

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                        LEVEL 2        LEVEL 3
                         TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                          VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                          10/31/09         PRICE         INPUTS        INPUTS
                        ------------   ------------   -----------   ------------
Investments in
  Securities *          $ 15,855,539   $ 15,855,539   $        --   $         --
                        ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           15

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

FUNDAMENTAL EQUITY FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 95.3%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 7.8%
     Gap                                                     3,230   $    68,928
     International Game Technology                           3,240        57,802
     Kohl's *                                                4,174       238,836
     NIKE, Cl B                                              1,790       111,302
     Nordstrom                                               2,658        84,471
     Staples                                                10,520       228,284
     Starwood Hotels & Resorts Worldwide                     2,505        72,795
     Tiffany & Co.                                           1,974        77,558
     Yum! Brands                                             2,625        86,494
                                                                     -----------
                                                                       1,026,470
                                                                     -----------
  CONSUMER STAPLES - 10.5%
     BJ's Wholesale Club *                                   2,800        98,084
     CVS Caremark                                           11,012       388,724
     Kellogg                                                 1,740        89,680
     Kroger                                                  3,710        85,812
     Philip Morris International                             5,778       273,646
     Procter & Gamble                                        2,430       140,940
     Wal-Mart Stores                                         6,030       299,570
                                                                     -----------
                                                                       1,376,456
                                                                     -----------
  ENERGY - 14.3%
     BG Group PLC, SP ADR                                    2,140       185,024
     Cameron International *                                 4,604       170,210
     EOG Resources                                           1,215        99,217
     Exxon Mobil                                             3,765       269,838
     Occidental Petroleum                                    4,321       327,877
     Schlumberger                                            3,177       197,609
     Suncor Energy                                           9,914       327,360
     Tenaris, ADR                                            3,101       110,458
     Ultra Petroleum *                                       1,292        62,727
     XTO Energy                                              3,146       130,748
                                                                     -----------
                                                                       1,881,068
                                                                     -----------
  FINANCIALS - 11.0%
     American Express                                        3,552       123,752
     Goldman Sachs Group                                     2,044       347,827
     Hanover Insurance Group                                 6,278       264,115
     Invesco                                                 5,313       112,370
     JPMorgan Chase                                          6,700       279,859
     Wells Fargo                                            11,555       317,994
                                                                     -----------
                                                                       1,445,917
                                                                     -----------
  HEALTH CARE - 10.6%
     Abbott Laboratories                                     3,413       172,595
     Baxter International                                    2,395       129,474
     Hospira *                                               4,625       206,460
     Johnson & Johnson                                       3,730       220,257
     Laboratory Corporation of America
       Holdings *                                              975        67,168

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
     Merck                                                   5,885   $   182,023
     Pfizer                                                  8,038       136,887
     Psychiatric Solutions *                                 1,453        29,990
     Thermo Fisher Scientific *                              3,435       154,575
     Zimmer Holdings *                                       1,876        98,621
                                                                     -----------
                                                                       1,398,050
                                                                     -----------
  INDUSTRIAL - 10.6%
     3M                                                      1,995       146,772
     Danaher                                                 7,714       526,326
     Deere                                                   2,632       119,888
     Donaldson                                               4,370       155,878
     Emerson Electric                                        1,814        68,479
     General Electric                                        5,095        72,655
     Rockwell Collins                                        3,530       177,841
     Stericycle *                                            2,320       121,498
                                                                     -----------
                                                                       1,389,337
                                                                     -----------
  INFORMATION TECHNOLOGY - 19.2%
     Accenture, Cl A                                         1,920        71,194
     Analog Devices                                          2,520        64,588
     Apple *                                                 1,310       246,935
     Cisco Systems *                                        13,303       303,974
     Citrix Systems *                                        6,560       241,146
     EMC *                                                   4,545        74,856
     Google, Cl A *                                            686       367,778
     Intel                                                  14,622       279,426
     Linear Technology                                       4,917       127,252
     Microsoft                                               7,172       198,880
     Oracle                                                 14,518       306,330
     QUALCOMM                                                4,485       185,724
     Riverbed Technology *                                   2,400        49,176
                                                                     -----------
                                                                       2,517,259
                                                                     -----------
  MATERIALS - 7.2%
     Ecolab                                                  6,445       283,322
     Praxair                                                 5,787       459,719
     Weyerhaeuser                                            5,479       199,107
                                                                     -----------
                                                                         942,148
                                                                     -----------
  UTILITIES - 4.1%
     Cleco                                                   4,986       123,404
     Exelon                                                  1,917        90,022
     ITC Holdings                                            1,459        64,809
     Questar                                                 5,105       203,383
     Wisconsin Energy                                        1,320        57,644
                                                                     -----------
                                                                         539,262
                                                                     -----------
     TOTAL COMMON STOCK
       (Cost $12,058,991)                                             12,515,967
                                                                     -----------

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

16                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

FUNDAMENTAL EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANIES - 6.4%
--------------------------------------------------------------------------------
     Dreyfus Cash Management                               746,505   $   746,505
     Financial Select Sector SPDR                            7,343       102,949
                                                                     -----------
     TOTAL REGISTERED INVESTMENT COMPANIES
       (Cost $837,548)                                                   849,454
                                                                     -----------
  TOTAL INVESTMENTS - 101.7%
    (Cost $12,896,539) ++                                             13,365,421
                                                                     -----------
  OTHER ASSETS & LIABILITIES, NET - (1.7)%                              (229,404)
                                                                     -----------
  NET ASSETS - 100.0%                                                $13,136,017
                                                                     ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2009 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $12,896,539, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $933,794 AND $(464,912), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

PLC    - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                    LEVEL 2         LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE      UNOBSERVABLE
                                     10/31/09        PRICE          INPUTS           INPUTS
                                   ------------   ------------   -------------   --------------
Investments in Securities *        $ 13,365,421   $ 13,365,421   $          --   $           --
                                   ============   ============   =============   ==============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           17

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

GENEVA GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 98.2%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 15.3%
     Coach                                                  85,855  $  2,830,639
     Dick's Sporting Goods *                               173,710     3,941,480
     LKQ *                                                 174,265     3,009,557
     Morningstar *                                          50,410     2,571,918
     O'Reilly Automotive *                                 113,505     4,231,466
     Panera Bread, Cl A *                                   72,710     4,361,146
     Strayer Education                                      16,805     3,410,911
     Tractor Supply *                                       75,605     3,379,544
                                                                    ------------
                                                                      27,736,661
                                                                    ------------
  CONSUMER STAPLES - 5.1%
     Alberto-Culver                                         96,230     2,580,889
     Church & Dwight                                        59,475     3,382,938
     Flowers Foods                                         136,585     3,190,626
                                                                    ------------
                                                                       9,154,453
                                                                    ------------
  ENERGY - 8.4%
     FMC Technologies *                                     79,060     4,158,556
     Range Resources                                        33,210     1,662,160
     Smith International                                    89,640     2,485,717
     Southwestern Energy *                                  91,220     3,975,368
     XTO Energy                                             72,600     3,017,256
                                                                    ------------
                                                                      15,299,057
                                                                    ------------
  FINANCIALS - 3.3%
     Affiliated Managers Group *                            41,860     2,657,691
     Eaton Vance                                            47,920     1,360,449
     IntercontinentalExchange *                             19,860     1,989,773
                                                                    ------------
                                                                       6,007,913
                                                                    ------------
  HEALTH CARE - 14.5%
     Cerner *                                               69,580     5,290,863
     Covance *                                              58,550     3,025,864
     CR Bard                                                39,895     2,994,918
     DENTSPLY International                                109,960     3,624,282
     IDEXX Laboratories *                                   75,125     3,840,390
     ResMed *                                               77,065     3,792,369
     Varian Medical Systems *                               89,185     3,654,801
                                                                    ------------
                                                                      26,223,487
                                                                    ------------
  INDUSTRIAL - 22.9%
     AMETEK                                                 67,350     2,349,841
     CH Robinson Worldwide                                  76,350     4,207,648
     Copart *                                               74,900     2,409,533
     Donaldson                                              53,175     1,896,752
     Expeditors International of Washington                 72,995     2,351,899
     Fastenal                                               96,630     3,333,735
     Flowserve                                              40,565     3,983,889
     FTI Consulting *                                       49,515     2,020,707
     IDEX                                                   80,255     2,281,650

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INDUSTRIAL - (CONTINUED)
     IHS, Cl A *                                            57,285  $  2,965,072
     L-3 Communications Holdings                            53,095     3,838,238
     Lincoln Electric Holdings                              38,155     1,810,073
     Roper Industries                                       77,845     3,935,065
     Stericycle *                                           76,340     3,997,926
                                                                    ------------
                                                                      41,382,028
                                                                    ------------
  INFORMATION TECHNOLOGY - 27.3%
     Adobe Systems *                                       105,945     3,489,828
     Amphenol, Cl A                                        109,130     4,378,296
     ANSYS *                                               109,430     4,440,669
     Citrix Systems *                                      126,920     4,665,579
     Cognizant Technology Solutions, Cl A *                139,270     5,382,785
     FactSet Research Systems                               40,295     2,580,895
     Fiserv *                                               74,835     3,432,681
     FLIR Systems *                                        116,970     3,252,936
     Global Payments                                        84,275     4,148,858
     Intuit *                                              124,845     3,629,244
     McAfee *                                              101,085     4,233,440
     MICROS Systems *                                      125,625     3,381,825
     Trimble Navigation *                                  118,690     2,488,929
                                                                    ------------
                                                                      49,505,965
                                                                    ------------
  MATERIALS - 1.4%
     Sigma-Aldrich                                          47,140     2,447,980
                                                                    ------------
                                                                       2,447,980
                                                                    ------------
     TOTAL COMMON STOCK
       (Cost $142,064,550)                                           177,757,544
                                                                    ------------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 1.5%
--------------------------------------------------------------------------------
     Dreyfus Cash Management                             2,666,762     2,666,762
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $2,666,762)                                               2,666,762
                                                                    ------------
  TOTAL INVESTMENTS - 99.7%
    (Cost $144,731,312) ++                                           180,424,306
                                                                    ------------
  OTHER ASSETS & LIABILITIES, NET - 0.3%                                 619,270
                                                                    ------------
  NET ASSETS - 100.0%                                               $181,043,576
                                                                    ============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $144,731,312 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $39,086,827 AND $(3,393,833), RESPECTIVELY.

CL    - CLASS

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

18                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

GENEVA GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                    LEVEL 2         LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
                                     10/31/09        PRICE          INPUTS           INPUTS
                                   ------------   ------------   -------------   --------------
Investments in Securities *        $180,424,306   $180,424,306   $          --   $           --
                                   ============   ============   =============   ==============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           19

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 97.7%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 18.0%
     Capella Education *                                     1,210    $   83,369
     Dick's Sporting Goods *                                 4,105        93,142
     Hibbett Sports *                                        4,625        86,672
     LKQ *                                                   7,610       131,425
     Monro Muffler Brake                                     3,775       116,987
     O'Reilly Automotive *                                   1,440        53,683
     Panera Bread, Cl A *                                    2,120       127,158
     Strayer Education                                         345        70,025
     WMS Industries *                                        3,240       129,535
                                                                      ----------
                                                                         891,996
                                                                      ----------
  CONSUMER STAPLES - 1.7%
     Hain Celestial Group *                                  4,865        85,332
                                                                      ----------
  ENERGY - 6.3%
     St. Mary Land & Exploration                             3,870       131,967
     T-3 Energy Services *                                   4,815        96,396
     Whiting Petroleum *                                     1,525        86,010
                                                                      ----------
                                                                         314,373
                                                                      ----------
  FINANCIALS - 4.5%
     Affiliated Managers Group *                             1,730       109,838
     Eaton Vance                                             3,900       110,721
                                                                      ----------
                                                                         220,559
                                                                      ----------
  HEALTH CARE - 20.8%
     Dionex *                                                1,120        76,026
     Gen-Probe *                                             1,135        47,352
     Haemonetics *                                           1,370        70,555
     HMS Holdings *                                          1,780        76,415
     IDEXX Laboratories *                                    3,175       162,306
     Meridian Bioscience                                     5,275       117,052
     NuVasive *                                              1,070        38,830
     Onyx Pharmaceuticals *                                  1,980        52,668
     Quality Systems                                         1,665       101,598
     SXC Health Solutions *                                  1,730        79,026
     Techne                                                  1,965       122,832
     West Pharmaceutical Services                            2,215        87,426
                                                                      ----------
                                                                       1,032,086
                                                                      ----------
  INDUSTRIAL - 21.3%
     Acuity Brands                                           2,345        74,243
     Aerovironment *                                         2,375        63,317
     American Ecology                                        3,965        65,898
     Badger Meter                                            1,310        48,824
     CIRCOR International                                    2,515        68,534
     CoStar Group *                                          2,280        88,510
     Donaldson                                               2,230        79,544
     ESCO Technologies *                                     2,360        92,701
     Genesee & Wyoming, Cl A *                               2,670        77,457

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INDUSTRIAL - (CONTINUED)
     Kaydon                                                  1,935    $   67,706
     Knight Transportation                                   7,100       113,884
     Lincoln Electric Holdings                               1,300        61,672
     Middleby *                                              1,745        79,066
     RBC Bearings *                                          3,415        73,457
                                                                      ----------
                                                                       1,054,813
                                                                      ----------
  INFORMATION TECHNOLOGY - 22.9%
     ANSYS *                                                 4,055       164,552
     Blackboard *                                            2,105        74,664
     Concur Technologies *                                   2,135        76,091
     Digital River *                                         2,900        66,207
     Dolby Laboratories, Cl A *                              3,320       139,241
     F5 Networks *                                           3,475       155,993
     FactSet Research Systems                                2,485       159,164
     Interactive Intelligence *                              3,260        54,670
     Pegasystems                                             1,965        56,337
     Riverbed Technology *                                   3,085        63,212
     Rofin-Sinar Technologies *                              2,530        54,269
     Ultimate Software Group *                               2,775        70,790
                                                                      ----------
                                                                       1,135,190
                                                                      ----------
  MATERIALS - 1.6%
     Balchem                                                 2,850        78,631
                                                                      ----------
  TELECOMMUNICATION SERVICES - 0.6%
     Neutral Tandem *                                        1,495        31,530
                                                                      ----------
     TOTAL COMMON STOCK
        (Cost $4,593,101)                                              4,844,510
                                                                      ----------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 2.5%
--------------------------------------------------------------------------------
     Dreyfus Cash Management                               123,660       123,660
                                                                      ----------
     TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $123,660)                                                  123,660
                                                                      ----------
  TOTAL INVESTMENTS - 100.2%
     (Cost $4,716,761) ++                                              4,968,170
                                                                      ----------
  OTHER ASSETS & LIABILITIES, NET - (0.2)%                               (10,597)
                                                                      ----------
  NET ASSETS - 100.0%                                                 $4,957,573
                                                                      ==========

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2009 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $4,716,761, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $388,129 AND $(136,720), RESPECTIVELY.

CL    - CLASS

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

20                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                LEVEL 2        LEVEL 3
                                   TOTAL FAIR     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AT       QUOTED     OBSERVABLE    UNOBSERVABLE
                                    10/31/09       PRICE        INPUTS         INPUTS
                                   ----------   -----------   -----------   ------------
Investments in Securities *        $4,968,170   $ 4,968,170   $        --   $         --
                                   ==========   ===========   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             21

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 95.9%+
--------------------------------------------------------------------------------
  ARGENTINA - 0.2%
     MercadoLibre * (A)                                     12,000   $   429,480
                                                                     -----------
  AUSTRALIA - 5.2%
     BHP Billiton ^                                         35,000     1,147,882
     Commonwealth Bank of Australia ^                       24,000     1,109,075
     CSL ^                                                  13,000       365,009
     Energy Resources of Australia ^                        35,000       722,833
     JB Hi-Fi ^                                             20,000       367,806
     Lend Lease ^                                          125,000     1,036,140
     Macarthur Coal ^                                      100,000       749,059
     Macquarie Group ^ (A)                                  20,000       875,915
     Metcash ^                                             100,000       420,438
     Newcrest Mining ^                                      15,000       431,170
     Orica ^                                                20,000       424,257
     Qantas Airways ^                                      150,000       372,974
     QBE Insurance Group ^                                  35,000       704,858
     Rio Tinto ^                                            12,000       665,169
     United Group ^                                         25,000       300,680
     Wesfarmers ^                                           20,000       499,065
     Westpac Banking ^                                      50,000     1,168,630
                                                                     -----------
                                                                      11,360,960
                                                                     -----------
  BERMUDA - 0.2%
     Catlin Group ^                                         70,000       377,964
                                                                     -----------
  BRAZIL - 3.0%
     Banco do Brasil                                        70,000     1,120,970
     BM&F BOVESPA                                           70,000       451,010
     Cia de Bebidas das Americas, ADR (A)                    5,000       450,400
     Cia Siderurgica Nacional, SP ADR (A)                   17,000       563,720
     Petroleo Brasileiro, ADR                               42,000     1,941,240
     Positivo Informatica                                   30,000       341,451
     Souza Cruz                                             10,000       354,905
     Vale, SP ADR (A)                                       50,000     1,274,500
                                                                     -----------
                                                                       6,498,196
                                                                     -----------
  CANADA - 1.4%
     Barrick Gold                                           10,000       360,057
     CI Financial                                           15,000       264,637
     EnCana                                                  7,000       388,152
     Husky Energy                                           10,000       263,389
     Research In Motion *                                    5,000       294,903
     Royal Bank of Canada                                   12,000       607,735
     Sun Life Financial                                     10,000       276,605
     SXC Health Solutions *                                  8,000       367,377
     Talisman Energy                                        20,000       341,204
                                                                     -----------
                                                                       3,164,059
                                                                     -----------
  CHINA - 1.3%
     China Construction Bank, Cl H ^                     1,200,000     1,034,558
     Dongfeng Motor Group, Cl H ^                          300,000       356,679

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  CHINA - (CONTINUED)
     Industrial & Commercial Bank of China, Cl H ^         600,000   $   477,369
     Jiangxi Copper, Cl H ^                                120,000       271,889
     PetroChina, Cl H ^                                    250,000       300,820
     Tencent Holdings ^                                     20,000       348,252
                                                                     -----------
                                                                       2,789,567
                                                                     -----------
  FRANCE - 13.0%
     Air Liquide ^                                           5,000       538,503
     Alstom ^                                               10,000       692,881
     AXA ^                                                  44,311     1,102,022
     BNP Paribas ^                                          25,058     1,887,723
     Bouygues ^                                             20,000       941,845
     Cap Gemini ^                                            8,000       370,612
     Carrefour ^                                            21,000       901,376
     Casino Guichard-Perrachon ^                             6,000       476,769
     Christian Dior ^                                        9,000       897,551
     CNP Assurances ^                                        5,000       483,162
     Compagnie Generale des Etablissements
        Michelin, Cl B ^                                     5,000       370,385
     Credit Agricole ^                                      35,000       670,431
     Dassault Systemes ^                                     7,000       403,962
     EDF ^ (A)                                              10,000       557,356
     France Telecom ^                                       45,000     1,115,044
     GDF Suez ^                                             11,089       463,603
     Groupe Danone ^                                         8,000       480,594
     L'Oreal ^                                              10,000     1,022,465
     Lafarge ^                                              12,000       974,038
     PPR ^                                                   4,000       435,933
     Sanofi-Aventis ^                                       33,746     2,473,654
     Schneider Electric ^                                    8,000       831,911
     SCOR ^                                                 15,000       381,763
     SILIC REIT ^                                            4,000       508,122
     Societe Generale ^                                      7,000       464,939
     Sodexo ^                                               17,000       970,814
     Technip ^                                              15,000       941,071
     Total ^                                                45,000     2,692,813
     Unibail-Rodamco REIT ^                                  2,000       442,891
     Valeo * ^                                              12,000       325,750
     Vallourec ^                                             2,500       393,622
     Veolia Environnement ^                                 30,000       980,082
     Vinci ^                                                18,000       939,385
     Vivendi ^                                              40,000     1,109,693
                                                                     -----------
                                                                      28,242,765
                                                                     -----------
  GERMANY - 5.9%
     Allianz ^                                               8,000       916,990
     BASF ^                                                 20,000     1,070,599
     Bayer ^                                                15,000     1,040,706
     Bilfinger Berger ^                                     10,000       643,934

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

22                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  GERMANY - (CONTINUED)
     Daimler ^                                              10,000   $   485,730
     Deutsche Bank ^ (A)                                    10,000       726,514
     Deutsche Telekom ^                                     35,000       478,289
     E.ON ^                                                 20,000       766,498
     Fresenius Medical Care KGAA ^                          10,000       485,314
     Hannover Rueckversicherung * ^                          8,000       360,657
     K+S ^                                                   5,000       272,933
     Linde ^                                                 6,000       629,740
     Merck KGAA ^                                            3,000       282,025
     Metro ^                                                 7,000       388,527
     Muenchener Rueckversicherungs-Gesellschaft ^            3,000       474,639
     Puma ^                                                  2,000       612,780
     RWE ^                                                  11,000       964,841
     SAP ^                                                  10,000       452,951
     Siemens ^                                              14,000     1,265,137
     Software ^                                              5,000       444,869
                                                                     -----------
                                                                      12,763,673
                                                                     -----------
  GREECE - 0.8%
     EFG Eurobank Ergasias * ^                              35,000       554,411
     Hellenic Exchanges ^                                   25,000       355,582
     National Bank of Greece * ^                            12,000       438,724
     OPAP ^                                                 20,000       509,095
                                                                     -----------
                                                                       1,857,812
                                                                     -----------
  HONG KONG - 3.1%
     BOC Hong Kong Holdings ^                              200,000       460,377
     Cafe De Coral Holdings ^                              120,000       259,134
     Cheung Kong Holdings ^                                 40,000       507,652
     China Mobile ^                                         50,000       468,721
     China Resources Land ^                                200,000       482,792
     CLP Holdings ^                                         80,000       536,163
     CNOOC ^                                               400,000       599,054
     Hong Kong Exchanges and Clearing ^                     20,000       352,052
     Hutchison Whampoa ^                                    40,000       280,755
     Li & Fung ^                                           100,000       415,896
     Shanghai Industrial Holdings ^                         90,000       422,797
     Shun Tak Holdings ^                                   500,000       336,342
     Sun Hung Kai Properties ^                              50,000       757,525
     VTech Holdings ^                                       40,000       333,369
     Wharf Holdings ^                                      120,000       648,374
                                                                     -----------
                                                                       6,861,003
                                                                     -----------
  HUNGARY - 1.0%
     Magyar Telekom Telecommunications ^                    90,000       388,005
     MOL Hungarian Oil and Gas Nyrt * ^                      5,000       417,721
     OTP Bank Nyrt * ^                                      35,000       984,182
     Richter Gedeon Nyrt ^                                   2,000       416,523
                                                                     -----------
                                                                       2,206,431
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  IRELAND - 0.3%
     Experian ^                                             70,000   $   639,684
                                                                     -----------
  ITALY - 3.9%
     ACEA ^                                                 20,000       233,963
     Atlantia ^                                             20,000       472,930
     Azimut Holding ^                                       35,000       422,287
     Banca Generali ^                                       40,000       460,790
     Banco Popolare Societa * ^                             40,000       347,486
     DiaSorin ^                                             10,000       366,042
     Enel ^                                                166,400       990,131
     ENI ^                                                  50,000     1,238,339
     Fondiaria-Sai ^                                        20,000       364,517
     Hera ^                                                150,000       331,665
     Intesa Sanpaolo * ^                                   250,000     1,052,120
     Lottomatica ^                                          16,000       340,911
     Maire Tecnimont ^                                     100,000       414,313
     Prysmian ^                                             20,000       351,660
     UniCredit * ^                                         350,000     1,172,572
                                                                     -----------
                                                                       8,559,726
                                                                     -----------
  JAPAN - 11.3%
     Air Water ^                                            40,000       471,472
     Asahi Breweries ^                                      15,000       265,180
     Astellas Pharma ^                                      12,000       441,886
     Bank of Yokohama ^                                     70,000       343,731
     Bridgestone ^                                          30,000       494,721
     Canon ^                                                20,000       754,057
     Central Japan Railway ^                                    50       333,114
     Chubu Electric Power ^                                 14,000       312,565
     Chuo Mitsui Trust Holdings ^                          130,000       474,750
     Daito Trust Construction ^                             10,000       415,664
     Denso ^                                                20,000       546,465
     East Japan Railway ^                                    6,000       384,233
     Fast Retailing ^                                        2,000       329,187
     FUJIFILM Holdings ^                                    16,000       454,868
     Fujitsu ^                                             120,000       706,656
     Hitachi Chemical ^                                     25,000       496,317
     Honda Motor ^                                          30,000       926,600
     Hoya ^                                                 20,000       440,145
     Itochu ^                                               50,000       316,039
     Japan Tobacco ^                                           150       420,826
     JFE Holdings ^                                         14,000       456,047
     KDDI ^                                                     50       265,374
     Kintetsu World Express ^                               15,000       348,650
     KYORIN ^                                               20,000       319,865
     Marubeni ^                                            100,000       494,758
     Miraca Holdings ^                                      12,000       388,083
     Mitsubishi ^                                           35,000       742,012
     Mitsubishi Electric * ^                                50,000       380,344
     Mitsui ^                                               45,000       590,983

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           23

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  JAPAN - (CONTINUED)
     Mitsui Fudosan ^                                       25,000   $   404,500
     Mizuho Financial Group ^ (A)                          200,000       394,486
     Nintendo ^                                              3,000       752,474
     Nippon Steel ^                                        100,000       381,503
     Nissan Motor * ^                                       80,000       578,892
     Nomura Holdings ^                                      50,000       352,411
     NTT DoCoMo ^                                              200       290,053
     Osaka Gas ^                                           150,000       502,055
     Rohm ^                                                  4,000       265,268
     Sankyo ^                                                7,000       399,839
     Secom ^                                                10,000       466,576
     Seven & I Holdings ^                                   20,000       437,845
     Sharp ^                                                40,000       426,776
     Softbank ^                                             17,000       400,586
     Sony ^                                                 15,000       442,932
     Sumitomo ^                                             30,000       291,231
     Sumitomo Electric ^                                    50,000       606,738
     Sumitomo Mitsui Financial Group ^ (A)                  10,000       339,901
     Sumitomo Trust & Banking ^                            100,000       520,999
     Takeda Pharmaceutical ^                                13,000       519,916
     TOKIO Marine Holding ^                                 20,000       511,408
     Tokuyama ^                                             40,000       251,344
     Tokyo Gas ^                                           150,000       594,215
     Toyo Suisan Kaisha ^                                   10,000       261,669
     Toyota Motor ^                                         22,000       868,493
                                                                     -----------
                                                                      24,576,702
                                                                     -----------
  LUXEMBOURG - 0.4%
     Oriflame Cosmetics, SDR ^                               6,000       332,288
     Tenaris ^                                              30,000       533,889
                                                                     -----------
                                                                         866,177
                                                                     -----------
  MEXICO - 2.4%
     Alpha, Cl A                                            60,000       310,684
     America Movil, ADR, Ser L                              40,000     1,765,200
     Cemex, SP ADR *                                        35,000       363,300
     Fomento Economico Mexicano, ADR                        15,000       649,650
     Fresnillo ^                                            40,000       484,724
     Gruma, Cl B *                                         150,000       271,287
     Grupo Mexico, Ser B *                                 250,000       501,751
     Grupo Televisa, SP ADR                                 45,000       871,200
                                                                     -----------
                                                                       5,217,796
                                                                     -----------
  NETHERLANDS - 0.3%
     Royal Dutch Shell, Cl B ^                              21,333       614,124
                                                                     -----------
  NEW ZEALAND - 1.0%
     Fisher & Paykel Healthcare ^                          120,000       265,891
     Fletcher Building ^                                   120,000       708,847
     Sky City Entertainment Group ^                        150,000       370,532

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  NEW ZEALAND - (CONTINUED)
     Telecom ^                                             300,000   $   541,728
     Vector ^                                              150,000       207,854
                                                                     -----------
                                                                       2,094,852
                                                                     -----------
  RUSSIA - 0.9%
     Gazprom, SP ADR (A)                                    45,000     1,063,350
     Lukoil, SP ADR                                         16,000       915,360
                                                                     -----------
                                                                       1,978,710
                                                                     -----------
  SOUTH AFRICA - 0.7%
     AngloGold Ashanti, SP ADR (A)                          10,000       375,400
     MTN Group ^                                            20,000       297,785
     Nedbank Group ^                                        20,000       300,643
     Sasol ^                                                 7,000       262,257
     Steinhoff International Holdings ^                    120,000       289,988
                                                                     -----------
                                                                       1,526,073
                                                                     -----------
  SOUTH KOREA - 3.1%
     Daishin Securities ^                                   30,000       375,948
     Hyundai Heavy Industries ^                              3,000       410,920
     Hyundai Motor ^                                         4,000       362,818
     KB Financial Group, ADR * (A)                          10,000       474,400
     Korea Zinc ^                                            3,000       463,669
     KT ^                                                   10,788       351,659
     KT&G ^                                                  7,000       407,664
     LG Display ^                                           35,000       837,532
     LG Electronics ^                                        5,000       464,802
     POSCO, ADR (A)                                          5,000       510,600
     Samsung Electronics ^                                   1,700     1,022,946
     Samsung Engineering * ^                                 6,000       530,477
     Woori Finance Holdings * ^                             40,000       538,403
                                                                     -----------
                                                                       6,751,838
                                                                     -----------
  SPAIN - 5.3%
     Abertis Infraestructuras ^                             20,000       425,259
     Almirall ^                                             20,000       264,264
     Banco Bilbao Vizcaya Argentaria ^                      93,413     1,669,758
     Banco Santander ^                                     200,000     3,218,451
     Construcciones y Auxiliar de Ferrocarriles ^              500       246,391
     Endesa ^ (A)                                           10,000       332,752
     Iberdrola ^                                            30,000       271,757
     Red Electrica ^                                         9,000       464,848
     Sociedad General de Aguas de Barcelona, Cl A ^         10,000       289,572
     Tecnicas Reunidas ^                                    15,000       791,211
     Telefonica ^                                           90,000     2,513,385
     Telefonica, SP ADR (A)                                  7,000       587,510
     Viscofan ^ (A)                                         20,000       522,763
                                                                     -----------
                                                                      11,597,921
                                                                     -----------

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

24                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  SWEDEN - 3.6%
     Alfa Laval ^ (A)                                       35,000   $   427,481
     Assa Abloy, Cl B ^                                     20,000       349,495
     Atlas Copco, Cl A ^                                    40,000       536,362
     Electrolux, Ser B * ^                                  40,000       958,758
     Elekta, Cl B ^ (A)                                     15,000       282,733
     Hennes & Mauritz, Cl B ^                                5,000       284,008
     Hexagon, Cl B ^ (A)                                    30,000       392,263
     Nordea Bank ^                                         100,000     1,073,342
     Saab, Cl B ^                                           30,000       393,872
     Skandinaviska Enskilda Banken, Cl A * ^                45,000       272,575
     Svenska Cellulosa, Cl B ^                              50,000       687,052
     Svenska Handelsbanken, Cl A ^                          30,000       775,257
     Tele2, Cl B ^                                          35,000       510,153
     Telefonaktiebolaget LM Ericsson, Cl B ^                90,000       940,305
                                                                     -----------
                                                                       7,883,656
                                                                     -----------
  SWITZERLAND - 5.1%
     ABB ^                                                  30,000       558,041
     Actelion * ^                                            5,000       275,615
     Credit Suisse Group ^                                  20,477     1,094,643
     GAM Holding ^                                          12,000       146,401
     Geberit ^                                               6,000       992,566
     Julius Baer Group                                      12,000       451,740
     Nestle ^                                               50,000     2,325,079
     Novartis ^                                             37,002     1,926,848
     Roche Holding ^                                        12,833     2,055,371
     Syngenta ^                                              2,500       591,953
     Zurich Financial Services ^                             2,598       594,923
                                                                     -----------
                                                                      11,013,180
                                                                     -----------
  TAIWAN - 1.0%
     China Life Insurance * ^                              600,000       435,746
     China Steel Chemical ^                                120,000       305,589
     Chunghwa Telecom, ADR                                   1,800        31,284
     Mediatek ^                                             30,060       420,719
     Quanta Computer ^                                     302,000       571,283
     Wistron ^                                             250,000       418,517
                                                                     -----------
                                                                       2,183,138
                                                                     -----------
  THAILAND - 1.1%
     Banpu, NVDR ^                                          50,000       644,737
     Charoen Pokphand Foods, NVDR ^                      1,500,000       430,476
     PTT, NVDR ^                                           100,000       426,964
     Siam Commercial Bank, NVDR ^                          200,000       456,155
     Thai Oil, NVDR ^                                      300,000       364,351
                                                                     -----------
                                                                       2,322,683
                                                                     -----------
  TURKEY - 1.7%
     Turk Hava Yollari ^                                   300,000       837,531
     Turkcell Iletisim Hizmetleri ^                         90,000       595,473

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  TURKEY - (CONTINUED)
     Turkiye Garanti Bankasi ^                             200,000   $   726,308
     Turkiye Halk Bankasi ^                                120,000       718,157
     Turkiye Is Bankasi, Cl C ^                            191,718       726,097
                                                                     -----------
                                                                       3,603,566
                                                                     -----------
  UNITED KINGDOM - 18.7%
     AMEC ^                                                 50,000       658,524
     Amlin ^                                                70,000       405,171
     Anglo American * ^                                     20,000       723,662
     AstraZeneca ^                                          38,085     1,709,697
     Autonomy * ^                                           15,000       329,801
     BAE Systems ^                                          90,000       462,788
     Balfour Beatty ^                                       75,000       326,051
     Barclays * ^                                          200,000     1,048,217
     BG Group ^                                             65,000     1,118,866
     BHP Billiton ^                                         65,000     1,751,423
     BP ^                                                  250,000     2,342,569
     British American Tobacco ^                             47,170     1,503,122
     British Sky Broadcasting Group ^                       40,000       348,766
     Britvic ^                                              70,000       400,296
     Cable & Wireless ^                                    400,000       949,077
     Cadbury ^                                              55,000       695,345
     Centrica ^                                            121,875       495,116
     Compass Group ^                                       110,000       697,622
     Croda International ^                                  60,000       734,756
     GlaxoSmithKline ^                                     124,044     2,544,482
     Go-Ahead Group ^                                       17,000       395,957
     HSBC Holdings ^                                       168,000     1,856,422
     HSBC Holdings, SP ADR (A)                              15,000       830,850
     Imperial Tobacco Group ^                               15,000       442,041
     Inmarsat ^                                             40,000       366,791
     Invensys ^                                             80,000       369,786
     Investec ^                                             50,000       356,906
     John Wood Group ^                                     120,000       628,614
     Johnson Matthey ^                                      20,000       460,587
     Lloyds Banking Group * ^                              331,641       467,605
     Man Group ^                                            80,000       404,575
     Micro Focus International ^                            50,000       276,445
     National Grid ^                                        40,000       396,235
     Old Mutual ^                                          250,000       433,905
     Pearson ^                                              50,000       679,640
     Petrofac ^                                             75,000     1,154,321
     Premier Oil * ^                                        40,000       771,216
     Provident Financial ^                                  30,000       457,647
     Prudential ^                                           60,000       545,004
     Reckitt Benckiser Group ^                              18,000       894,149
     Rio Tinto ^                                            16,775       741,621
     Rolls-Royce Group ^                                    70,000       516,238
     Rolls-Royce Group, Cl C * ^                         4,200,000         6,893
     Royal Bank of Scotland, SP ADR * (A)                   30,000       409,500

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           25

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  UNITED KINGDOM - (CONTINUED)
     RSA Insurance Group ^                                250,000   $    495,407
     Southern Cross Healthcare * ^                        120,000        241,273
     Standard Chartered ^                                  45,000      1,103,943
     Tesco ^                                              160,000      1,066,834
     Unilever ^                                            40,850      1,220,429
     United Utilities Group ^                              50,000        360,470
     Vodafone Group ^                                     550,385      1,212,957
     WH Smith ^                                           120,000        989,670
     William Morrison Supermarkets ^                      100,000        458,320
     WPP Group ^                                           60,000        537,715
                                                                    ------------
                                                                      40,795,317
                                                                    ------------
     TOTAL COMMON STOCK
        (Cost $173,279,298)                                          208,777,053
                                                                    ------------
--------------------------------------------------------------------------------
  PREFERRED STOCK - 0.5%
--------------------------------------------------------------------------------
  BRAZIL - 0.3%
     Eletropaulo Metropolitana, Cl B                       35,000        660,224
                                                                    ------------
  GERMANY - 0.2%
     Volkswagen ^                                           5,000        498,139
                                                                    ------------
     TOTAL PREFERRED STOCK
        (Cost $888,020)                                                1,158,363
                                                                    ------------
--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANIES - 1.2%
--------------------------------------------------------------------------------
     iShares MSCI Brazil Index Fund (A)                    12,000        825,960
     Market Vectors Russia (A)                             60,000      1,681,200
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $1,981,880)                                              2,507,160
                                                                    ------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 8.8%
--------------------------------------------------------------------------------
     Bank of America (B)
        0.200%, dated 10/30/09,
        matures on 11/02/09,
        repurchase price $4,875,211
        (collateralized by various
        corporate obligations, ranging
        in par value from $431,004 -
        $4,471,022, 5.500% -
        8.750%, 01/15/11 - 12/15/31,
        total market value $5,118,886)                $ 4,875,130      4,875,130

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Credit Suisse Securities (USA)
        0.060%, dated 10/30/09,
        matures on 11/02/09,
        repurchase price $4,204,861
        (collateralized by various U.S.
        Treasury Bill obligations,
        ranging in par value from
        $1,405,000 - $2,895,000,
        0.150% - 0.290%, 04/29/10 -
        08/26/10, total market value
        $4,291,944)                                   $ 4,204,840   $  4,204,840
     HSBC Securities (B)
        0.270%, dated 10/30/09,
        matures on 11/02/09,
        repurchase price $10,000,225
        (collateralized by various
        corporate obligations, ranging
        in par value from $1,500,000 -
        $32,535,000, 0.030% -
        5.800%, 02/01/11 - 04/25/37,
        total market value
        $10,517,185)                                   10,000,000     10,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $19,079,970)                                            19,079,970
                                                                    ------------
  TOTAL INVESTMENTS - 106.4%
     (Cost $195,229,168) ++                                          231,522,546
                                                                    ------------
  OTHER ASSETS & LIABILITIES, NET - (6.4)%                           (13,905,849)
                                                                    ------------
  NET ASSETS - 100.0%                                               $217,616,697
                                                                    ============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2009 IS $188,800,391.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $195,229,168, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $40,741,103 AND $(4,447,725), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2009 IS $13,821,639.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

26                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

MTN    - MEDIUM TERM NOTE

NVDR   - NON VOTING DEPOSITARY RECEIPT

REIT   - REAL ESTATE INVESTMENT TRUST

SDR    - SWEDISH DEPOSITARY RECEIPT

SER    - SERIES

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

                                    FUND SECTORS+++
                                                                        % OF
SECTOR                                                                PORTFOLIO
Financials                                                              24.9%
Industrial                                                              10.5%
Energy                                                                  10.2%
Materials                                                                9.6%
Consumer Discretionary                                                   9.1%
Consumer Staples                                                         8.3%
Health Care                                                              7.9%
Telecommunication Services                                               6.1%
Information Technology                                                   5.4%
Utilities                                                                4.9%
Repurchase Agreement                                                     1.9%
Registered Investment Companies                                          1.2%

+++ Excludes securities purchased with cash collateral received from securities lending.

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           27

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                          LEVEL 2         LEVEL 3
                                          TOTAL FAIR       LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                           VALUE AT        QUOTED       OBSERVABLE     UNOBSERVABLE
                                           10/31/09         PRICE         INPUTS          INPUTS
                                        -------------   ------------   -------------   ------------
  Common Stock
     Argentina                          $     429,480   $    429,480   $          --   $         --
     Australia                             11,360,960             --      11,360,960             --
     Bermuda                                  377,964             --         377,964             --
     Brazil                                 6,498,196      6,498,196              --             --
     Canada                                 3,164,059      3,164,059              --             --
     China                                  2,789,567             --       2,789,567             --
     France                                28,242,765             --      28,242,765             --
     Germany                               12,763,673             --      12,763,673             --
     Greece                                 1,857,812             --       1,857,812             --
     Hong Kong                              6,861,003             --       6,861,003             --
     Hungary                                2,206,431             --       2,206,431             --
     Ireland                                  639,684             --         639,684             --
     Italy                                  8,559,726             --       8,559,726             --
     Japan                                 24,576,702             --      24,576,702             --
     Luxembourg                               866,177             --         866,177             --
     Mexico                                 5,217,796      4,733,072         484,724             --
     Netherlands                              614,124             --         614,124             --
     New Zealand                            2,094,852             --       2,094,852             --
     Russia                                 1,978,710      1,978,710              --             --
     South Africa                           1,526,073        375,400       1,150,673             --
     South Korea                            6,751,838        985,000       5,766,838             --
     Spain                                 11,597,921        587,510      11,010,411             --
     Sweden                                 7,883,656             --       7,883,656             --
     Switzerland                           11,013,180        451,740      10,561,440             --
     Taiwan                                 2,183,138         31,284       2,151,854             --
     Thailand                               2,322,683             --       2,322,683             --
     Turkey                                 3,603,566             --       3,603,566             --
     United Kingdom                        40,795,317      1,240,350      39,554,967             --
                                        -------------   ------------   -------------   ------------
  Total Common Stocks                     208,777,053     20,474,801     188,302,252             --
                                        -------------   ------------   -------------   ------------
  Preferred Stock*
     Brazil                                   660,224        660,224              --             --
     Germany                                  498,139             --         498,139             --
                                        -------------   ------------   -------------   ------------
  Total Preferred Stocks                    1,158,363        660,224         498,139             --
                                        -------------   ------------   -------------   ------------
  Registered Investment Companies           2,507,160      2,507,160              --             --
                                        -------------   ------------   -------------   ------------
  Repurchase Agreements                    19,079,970             --      19,079,970             --
                                        -------------   ------------   -------------   ------------
  Total:                                $ 231,522,546   $ 23,642,185   $ 207,880,361   $         --
                                        =============   ============   =============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

28                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 98.2%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 9.1%
     Gap                                                    21,730   $   463,718
     International Game Technology                          22,330       398,367
     Kohl's *                                               31,745     1,816,449
     NIKE, Cl B                                             16,465     1,023,794
     Nordstrom                                              24,094       765,707
     Staples                                                82,509     1,790,445
     Starwood Hotels & Resorts Worldwide                    22,925       666,201
     Tiffany & Co.                                          18,911       743,013
     Yum! Brands                                            26,220       863,949
                                                                     -----------
                                                                       8,531,643
                                                                     -----------
  CONSUMER STAPLES - 14.3%
     BJ's Wholesale Club *                                  19,280       675,379
     Coca-Cola                                              47,110     2,511,434
     CVS Caremark                                           74,622     2,634,157
     Kellogg                                                11,805       608,430
     Kroger                                                 27,900       645,327
     Philip Morris International                            57,673     2,731,393
     Procter & Gamble                                       14,320       830,560
     Wal-Mart Stores                                        55,226     2,743,628
                                                                     -----------
                                                                      13,380,308
                                                                     -----------
  ENERGY - 7.1%
     BG Group PLC, SP ADR                                   14,520     1,255,399
     Cameron International *                                22,375       827,204
     Occidental Petroleum                                   23,482     1,781,814
     Schlumberger                                           32,614     2,028,591
     Suncor Energy                                          23,960       791,159
                                                                     -----------
                                                                       6,684,167
                                                                     -----------
  FINANCIALS - 3.7%
     American Express                                       26,061       907,965
     Goldman Sachs Group                                    10,690     1,819,117
     Invesco                                                37,515       793,442
                                                                     -----------
                                                                       3,520,524
                                                                     -----------
  HEALTH CARE - 13.4%
     Abbott Laboratories                                    33,181     1,677,963
     Baxter International                                   29,230     1,580,174
     Hospira *                                              34,180     1,525,795
     Johnson & Johnson                                      41,558     2,454,000
     Laboratory Corporation of America
        Holdings *                                           8,135       560,420
     Merck *                                                53,490     1,654,446
     Pfizer                                                 52,745       898,247
     Psychiatric Solutions *                                10,000       206,400
     Thermo Fisher Scientific *                             27,760     1,249,200
     Zimmer Holdings *                                      15,600       820,092
                                                                     -----------
                                                                      12,626,737
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INDUSTRIAL - 10.0%
     3M                                                     14,565   $ 1,071,547
     Danaher                                                30,153     2,057,339
     Deere                                                  17,315       788,698
     Donaldson                                              33,760     1,204,219
     Emerson Electric                                       12,336       465,684
     Expeditors International Washington                    45,687     1,472,035
     Rockwell Collins                                       24,870     1,252,951
     Stericycle *                                           20,410     1,068,872
                                                                     -----------
                                                                       9,381,345
                                                                     -----------
  INFORMATION TECHNOLOGY - 30.0%
     Accenture, Cl A                                        14,165       525,238
     Analog Devices                                         34,480       883,723
     Apple *                                                19,595     3,693,658
     Cisco Systems *                                       184,469     4,215,117
     Citrix Systems *                                       38,620     1,419,671
     EMC *                                                  33,120       545,487
     Google, Cl A *                                          6,781     3,635,430
     Intel                                                 119,346     2,280,702
     Linear Technology                                      47,490     1,229,041
     Microsoft                                             121,784     3,377,070
     Oracle                                                119,648     2,524,573
     Paychex                                                18,829       534,932
     QUALCOMM                                               47,005     1,946,477
     Riverbed Technology *                                  28,310       580,072
     Varian Semiconductor Equipment
        Associates *                                        28,220       801,166
                                                                     -----------
                                                                      28,192,357
                                                                     -----------
  MATERIALS - 8.0%
     Ecolab                                                 50,050     2,200,198
     Monsanto                                               27,673     1,859,072
     Praxair                                                32,768     2,603,090
     Weyerhaeuser                                           23,165       841,816
                                                                     -----------
                                                                       7,504,176
                                                                     -----------
  UTILITIES - 2.6%
     Cleco                                                  33,955       840,386
     ITC Holdings                                           10,426       463,123
     Questar                                                17,355       691,423
     Wisconsin Energy                                        9,305       406,349
                                                                     -----------
                                                                       2,401,281
                                                                     -----------
     TOTAL COMMON STOCK
        (Cost $86,327,350)                                            92,222,538
                                                                     -----------

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           29

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------

     Dreyfus Cash Management                             1,171,848  $  1,171,848
                                                                    ------------

     TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $1,171,848)                                                1,171,848
                                                                    ------------

   TOTAL INVESTMENTS - 99.5%
     (Cost $87,499,198) ++                                            93,394,386
                                                                    ------------

   OTHER ASSETS & LIABILITIES, NET - 0.5%                                490,037
                                                                    ------------

   NET ASSETS - 100.0%                                              $ 93,884,423
                                                                    ============

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $87,499,198, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,874,397 AND $(1,979,209), RESPECTIVELY.

CL     -- CLASS

PLC    -- PUBLIC LIABILITY COMPANY

SP ADR -- SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                   LEVEL 2        LEVEL 3
                                   TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                    VALUE AT        QUOTED        OBSERVABLE   UNOBSERVABLE
                                    10/31/09         PRICE          INPUTS        INPUTS
                                  ------------   ------------    -----------   ------------
Investments in Securities *       $ 93,394,386   $ 93,394,386    $        --   $         --
                                  ============   ============    ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

30                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.5%
     Big Lots *                                             27,300  $    683,865
     Chipotle Mexican Grill, Cl A *                          8,600       700,814
     Coach                                                  55,300     1,823,241
     Comcast, Cl A                                          88,900     1,289,050
     DIRECTV Group *                                        69,800     1,835,740
     Gap                                                    47,000     1,002,980
     Garmin                                                 52,700     1,594,702
     Macy's                                                 89,300     1,569,001
     Netflix *                                              17,200       919,340
     Polo Ralph Lauren                                      11,400       848,388
     Shaw Communications, Cl B                              63,900     1,134,225
     Time Warner                                            43,266     1,303,172
     TJX Companies                                          35,100     1,310,985
                                                                    ------------
                                                                      16,015,503
                                                                    ------------
   CONSUMER STAPLES - 5.6%
     Archer-Daniels-Midland                                 25,000       753,000
     BJ's Wholesale Club *                                  16,400       574,492
     ConAgra Foods                                          95,300     2,001,300
     Herbalife                                              38,300     1,288,795
     Kroger                                                 37,000       855,810
     Procter & Gamble                                       25,000     1,450,000
     Safeway                                                27,800       620,774
     Sara Lee                                              125,800     1,420,282
     Sysco                                                  57,100     1,510,295
                                                                    ------------
                                                                      10,474,748
                                                                    ------------
   ENERGY - 18.8%
     Chevron                                               102,500     7,845,350
     ConocoPhillips                                         96,400     4,837,352
     Exxon Mobil                                           161,300    11,560,371
     Marathon Oil                                           84,200     2,691,874
     Murphy Oil                                             30,900     1,889,226
     Occidental Petroleum                                   10,900       827,092
     Oil States International *                             22,600       778,344
     Patterson-UTI Energy                                  114,700     1,787,026
     Southern Union                                         63,400     1,240,738
     Sunoco                                                 63,700     1,961,960
                                                                    ------------
                                                                      35,419,333
                                                                    ------------
   FINANCIALS - 24.2%
     Aflac                                                  43,500     1,804,815
     Allstate                                               71,000     2,099,470
     American Financial Group                               65,700     1,616,220
     Ameriprise Financial                                   58,600     2,031,662
     Assurant                                               35,200     1,053,536
     Chubb                                                  48,700     2,362,924
     Credicorp                                              23,400     1,615,302
     Endurance Specialty Holdings                           51,200     1,842,688
     Fairfax Financial Holdings                              2,300       814,200

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     Federated Investors, Cl B                              27,400  $    719,250
     Franklin Resources                                     21,500     2,249,545
     Goldman Sachs Group                                    15,800     2,688,686
     HRPT Properties Trust REIT                            101,000       710,030
     Hudson City Bancorp                                   128,700     1,691,118
     JPMorgan Chase                                        131,600     5,496,932
     Knight Capital Group, Cl A *                           19,700       331,945
     Moody's                                                61,800     1,463,424
     NYSE Euronext                                          54,600     1,411,410
     Platinum Underwriters Holdings                         32,300     1,155,371
     Progressive                                            54,400       870,400
     T. Rowe Price Group                                    36,600     1,783,518
     Taubman Centers REIT                                   25,200       768,852
     Travelers                                              63,600     3,166,644
     Unum Group                                             42,800       853,860
     Wells Fargo                                           183,400     5,047,168
                                                                    ------------
                                                                      45,648,970
                                                                    ------------
   HEALTH CARE - 9.1%
     AmerisourceBergen                                      86,000     1,904,900
     Amgen *                                                22,100     1,187,433
     Endo Pharmaceuticals Holdings *                        35,300       790,720
     Forest Laboratories *                                  27,900       771,993
     Health Net *                                           45,400       676,914
     Johnson & Johnson                                      29,500     1,741,975
     Lincare Holdings *                                      4,900       153,909
     McKesson                                               32,900     1,932,217
     Pfizer                                                228,200     3,886,246
     UnitedHealth Group                                     55,800     1,448,010
     WellPoint *                                            56,400     2,637,264
                                                                    ------------
                                                                      17,131,581
                                                                    ------------
   INDUSTRIAL - 9.4%
     Copa Holdings, Cl A                                    26,500     1,119,095
     Cummins                                                19,400       835,364
     Dover                                                  20,000       753,600
     FedEx                                                  11,000       799,590
     Foster Wheeler *                                       25,600       716,544
     Gardner Denver *                                       35,800     1,285,578
     General Dynamics                                       11,500       721,050
     General Electric                                       56,000       798,560
     Joy Global                                             16,400       826,724
     KBR                                                    67,800     1,387,866
     Northrop Grumman                                       42,800     2,145,564
     Owens Corning *                                        31,000       685,410
     R.R. Donnelley & Sons                                  35,900       720,872
     Raytheon                                               39,000     1,765,920
     Tyco International                                     56,600     1,898,930
     Union Pacific                                          23,500     1,295,790
                                                                    ------------
                                                                      17,756,457
                                                                    ------------

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           31

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

LARGE CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 6.7%
     Computer Sciences *                                    19,000  $    963,490
     Flextronics International *                           129,400       838,512
     Google, Cl A *                                          1,700       911,404
     Ingram Micro, Cl A *                                   91,400     1,613,210
     Intel                                                  39,300       751,023
     Microsoft                                              66,600     1,846,818
     NeuStar, Cl A *                                        33,800       780,780
     Seagate Technology                                     67,500       941,625
     Symantec *                                            103,300     1,816,014
     Texas Instruments                                      79,600     1,866,620
     Visa, Cl A                                              3,200       242,432
                                                                    ------------
                                                                      12,571,928
                                                                    ------------
   MATERIALS - 3.3%
     Bemis                                                  53,900     1,392,237
     Eastman Chemical                                       14,000       735,140
     Lubrizol                                               25,600     1,703,936
     Owens-Illinois *                                       24,100       768,308
     Southern Copper                                        26,900       847,350
     Walter Energy                                          14,400       842,400
                                                                    ------------
                                                                       6,289,371
                                                                    ------------
   TELECOMMUNICATION SERVICES - 5.5%
     AT&T                                                  230,300     5,911,801
     Telephone & Data Systems                               34,500     1,021,890
     Verizon Communications                                114,200     3,379,178
                                                                    ------------
                                                                      10,312,869
                                                                    ------------
   UTILITIES - 6.7%
     AES *                                                  68,100       890,067
     Alliant Energy                                         28,100       746,336
     DTE Energy                                             28,700     1,061,326
     Edison International                                   54,500     1,734,190
     Energen                                                18,500       811,780
     Mirant *                                               86,100     1,203,678
     NRG Energy *                                           32,600       749,474
     NV Energy                                             116,600     1,336,236
     Public Service Enterprise Group                        69,700     2,077,060
     Sempra Energy                                          39,600     2,037,420
                                                                    ------------
                                                                      12,647,567
                                                                    ------------
     TOTAL COMMON STOCK
       (Cost $186,184,869)                                           184,268,327
                                                                    ------------

--------------------------------------------------------------------------------
Description                                               Par              Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.4%
--------------------------------------------------------------------------------
     Credit Suisse Securities (USA)
       0.060% dated 10/30/09,
       matures on 11/02/09,
       repurchase price $4,617,690
       (collateralized by a U.S.
       Treasury Bill obligation, par
       value $4,725,000, 0.290%,
       08/26/10, total market value
       $4,712,384)                                    $ 4,617,667   $  4,617,667
                                                                    ------------
     TOTAL REPURCHASE AGREEMENT
      (Cost $4,617,667)                                                4,617,667
                                                                    ------------
   TOTAL INVESTMENTS - 100.2%
     (Cost $190,802,536) ++                                          188,885,994
                                                                    ------------

   OTHER ASSETS & LIABILITIES, NET - (0.2)%                             (362,813)
                                                                    ------------

   NET ASSETS - 100.0%                                              $188,523,181
                                                                    ============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $190,802,536, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,070,753 AND $(16,987,295), RESPECTIVELY.

CL   - CLASS

REIT - REAL ESTATE INVESTMENT TRUST

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

32                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                  LEVEL 2         LEVEL 3
                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                    VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                    10/31/09         PRICE         INPUTS         INPUTS
                                  ------------   ------------   ------------   ------------
   Common Stock *                 $184,268,327   $184,268,327   $         --   $         --
   Repurchase Agreement              4,617,667             --      4,617,667             --
                                  ------------   ------------   ------------   ------------
Total:                            $188,885,994   $184,268,327   $  4,617,667   $         --
                                  ============   ============   ============   ============

   *     See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           33

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 99.9%+
--------------------------------------------------------------------------------
  HEALTH CARE - 19.2%
     Amgen *                                               66,890   $  3,594,000
     AstraZeneca PLC, SP ADR                               66,890      3,004,030
     Biogen Idec *                                         66,890      2,818,076
     Biovail                                               66,890        900,339
     Boston Scientific *                                   66,890        543,147
     Bristol-Myers Squibb                                  66,890      1,458,202
     CONMED *                                              66,890      1,417,399
     Genzyme *                                             66,890      3,384,634
     Kinetic Concepts *                                    66,890      2,220,079
     Medtronic                                             66,890      2,387,973
     Millipore *                                           66,890      4,482,299
     Novartis AG, ADR                                      66,890      3,474,936
     St. Jude Medical *                                    66,890      2,279,611
     Thermo Fisher Scientific *                            66,890      3,010,050
     ViroPharma *                                          66,890        504,351
                                                                    ------------
                                                                      35,479,126
                                                                    ------------

  INDUSTRIAL - 6.1%
     Goodrich                                              66,890      3,635,471
     Lockheed Martin                                       66,890      4,601,363
     Raytheon                                              66,890      3,028,779
                                                                    ------------
                                                                      11,265,613
                                                                    ------------

  INFORMATION TECHNOLOGY - 73.5%
     ADC Telecommunications *                              66,890        434,116
     Adobe Systems *                                       66,890      2,203,357
     Agilent Technologies *                                66,890      1,654,859
     Altera                                                66,890      1,323,753
     Amdocs *                                              66,890      1,685,628
     Analog Devices                                        66,890      1,714,391
     Apple *                                               66,890     12,608,765
     Applied Materials                                     66,890        816,058
     Arris Group *                                         66,890        686,291
     Autodesk *                                            66,890      1,667,568
     Automatic Data Processing                             66,890      2,662,222
     BMC Software *                                        66,890      2,485,632
     Broadcom, Cl A *                                      66,890      1,779,943
     CA                                                    66,890      1,399,339
     Check Point Software Technologies *                   66,890      2,078,272
     Ciena *                                               66,890        784,620
     Cisco Systems *                                       66,890      1,528,436
     Citrix Systems *                                      66,890      2,458,876
     Computer Sciences *                                   66,890      3,391,992
     Compuware *                                           66,890        472,243
     Comtech Telecommunications *                          66,890      2,148,507
     Corning                                               66,890        977,263
     Cypress Semiconductor *                               66,890        563,883
     Dell *                                                66,890        969,236
     Digital River *                                       66,890      1,527,099
     DST Systems *                                         66,890      2,789,982

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     eBay *                                                66,890   $  1,489,640
     EMC *                                                 66,890      1,101,678
     Emulex *                                              66,890        675,589
     F5 Networks *                                         66,890      3,002,692
     Harmonic *                                            66,890        351,172
     Harris                                                66,890      2,790,651
     Hewlett-Packard                                       66,890      3,174,599
     Intel                                                 66,890      1,278,268
     InterDigital *                                        66,890      1,375,258
     International Business Machines                       66,890      8,067,603
     Ixia *                                                66,890        444,818
     j2 Global Communications *                            66,890      1,367,901
     JDS Uniphase *                                        66,890        373,915
     Juniper Networks *                                    66,890      1,706,364
     KLA-Tencor                                            66,890      2,174,594
     Lam Research *                                        66,890      2,255,531
     Linear Technology                                     66,890      1,731,113
     LSI *                                                 66,890        342,477
     McAfee *                                              66,890      2,801,353
     MEMC Electronic Materials *                           66,890        830,774
     Microsoft                                             66,890      1,854,860
     Motorola                                              66,890        573,247
     National Semiconductor                                66,890        865,557
     NetApp *                                              66,890      1,809,375
     Nokia, SP ADR                                         66,890        843,483
     Novell *                                              66,890        273,580
     Novellus Systems *                                    66,890      1,376,596
     Open Text *                                           66,890      2,477,606
     Oracle                                                66,890      1,411,379
     Parametric Technology *                               66,890        997,330
     Polycom *                                             66,890      1,436,128
     Progress Software *                                   66,890      1,545,159
     QLogic *                                              66,890      1,173,251
     QUALCOMM                                              66,890      2,769,915
     RealNetworks *                                        66,890        238,797
     Red Hat *                                             66,890      1,726,431
     SAP, ADR                                              66,890      3,028,110
     Seagate Technology                                    66,890        933,116
     SonicWALL *                                           66,890        531,107
     Standard Microsystems *                               66,890      1,288,301
     Sun Microsystems *                                    66,890        547,160
     Sybase *                                              66,890      2,646,168
     Symantec *                                            66,890      1,175,926
     Synopsys *                                            66,890      1,471,580
     Tellabs *                                             66,890        402,678
     Teradata *                                            66,890      1,864,893
     Teradyne *                                            66,890        559,869
     Texas Instruments                                     66,890      1,568,570
     VASCO Data Security International *                   66,890        406,691

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

34                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     VeriSign *                                            66,890   $  1,525,761
     Websense *                                            66,890      1,074,253
     Western Digital *                                     66,890      2,252,855
     Xerox Corp                                            66,890        503,013
     Xilinx                                                66,890      1,454,858
     Yahoo! *                                              66,890      1,063,551
                                                                    ------------
                                                                     135,819,475
                                                                    ------------
  TELECOMMUNICATION SERVICES - 1.1%
     Telephone & Data Systems                              66,890      1,981,282
                                                                    ------------
     TOTAL COMMON STOCK
        (Cost $165,123,992)                                          184,545,496
                                                                    ------------
--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 0.2%
--------------------------------------------------------------------------------
     Dreyfus Cash Management Plus                         278,455        278,455
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $278,455)                                                  278,455
                                                                    ------------
  TOTAL INVESTMENTS - 100.1%
     (Cost $165,402,447) ++                                          184,823,951
                                                                    ------------
  OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (181,719)
                                                                    ------------
  NET ASSETS - 100.0%                                               $184,642,232
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2009 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $165,402,447 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $50,688,254 AND $(31,266,750), RESPECTIVELY.

ADR   - AMERICAN DEPOSITARY RECEIPT

CL    - CLASS

PLC   - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                  LEVEL 2       LEVEL 3
                                 TOTAL FAIR        LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                  VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                  10/31/09         PRICE          INPUTS         INPUTS
                                -------------   -------------   -----------   ------------
  Investments in Securities *   $ 184,823,951   $ 184,823,951   $        --   $         --
                                =============   =============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           35

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 95.4%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 12.9%
     AFC Enterprises *                                     25,000   $    200,751
     Big 5 Sporting Goods                                   9,600        141,600
     Cabela's *                                            10,400        130,728
     Cheesecake Factory *                                   5,600        101,808
     CKE Restaurants                                        8,300         72,625
     Columbia Sportswear                                    3,400        129,370
     Core-Mark Holding *                                    7,800        213,486
     Cracker Barrel Old Country Store                       6,600        218,790
     Harte-Hanks                                           14,400        169,056
     HOT Topic *                                           18,300        140,910
     Landry's Restaurants *                                 8,600         93,740
     Men's Wearhouse                                        4,900        113,533
     Oxford Industries                                     10,600        205,110
     Red Robin Gourmet Burgers *                            4,100         68,511
     Regis                                                 10,500        170,520
     Rent-A-Center *                                       14,000        257,040
     Stamps.com *                                           9,900         99,396
     Steiner Leisure * ++                                   2,200         81,312
     Tenneco *                                              6,700         91,254
     Texas Roadhouse *                                      8,800         83,336
     Tractor Supply *                                       2,500        111,750
                                                                    ------------
                                                                       2,894,626
                                                                    ------------

  CONSUMER STAPLES - 1.7%
     Chiquita Brands International *                        1,400         22,666
     Fresh Del Monte Produce * ++                           3,600         78,156
     Pantry *                                              11,200        158,032
     United Natural Foods *                                 4,900        118,139
                                                                    ------------
                                                                         376,993
                                                                    ------------

  ENERGY - 4.0%
     Basic Energy Services *                                9,100         63,700
     Cal Dive International *                              13,700        105,216
     Complete Production Services *                         9,600         91,488
     Geokinetics *                                          5,700         91,656
     Knightsbridge Tankers ++                              11,200        141,568
     Willbros Group *                                      16,300        214,182
     World Fuel Services                                    3,800        193,230
                                                                    ------------
                                                                         901,040
                                                                    ------------

  FINANCIALS - 17.5%
     Agree Realty REIT                                      5,200        121,316
     Aspen Insurance Holdings ++                            2,100         54,180
     Bank Mutual                                            9,500         66,690
     BioMed Realty Trust REIT                              15,300        207,621
     CBL & Associates Properties REIT                      17,000        138,720
     Cousins Properties REIT                                7,437         54,439
     Delphi Financial Group, Cl A                           2,800         60,760
     DiamondRock Hospitality REIT *                         6,900         52,509

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     Dollar Financial *                                     9,700   $    182,069
     Encore Capital Group *                                 8,900        133,233
     First Financial Holdings                               8,100        109,269
     First Midwest Bancorp                                 24,100        250,640
     Hallmark Financial Services *                         10,400         79,768
     Home Federal Bancorp                                   9,600        110,880
     Horace Mann Educators                                  7,200         89,496
     Infinity Property & Casualty                           2,300         88,941
     MB Financial                                          17,500        312,900
     MFA Financial REIT                                    11,900         88,298
     Montpelier Re Holdings ++                              6,200        100,192
     Nelnet, Cl A *                                         6,900         96,807
     Oppenheimer Holdings, Cl A                             4,400        112,200
     Oriental Financial Group                                  28            298
     Parkway Properties REIT                               13,500        238,275
     Penson Worldwide *                                    12,300        119,925
     PHH *                                                  6,100         98,576
     Platinum Underwriters Holdings ++                      1,600         57,232
     Selective Insurance Group                             10,900        166,988
     Sierra Bancorp                                        11,500        100,395
     Sovran Self Storage REIT                               4,500        135,450
     Sun Bancorp *                                         13,545         54,993
     Sunstone Hotel Investors REIT                         13,600        102,680
     United Bankshares                                      3,400         60,690
     Wilshire Bancorp                                      19,300        135,872
     Wintrust Financial                                     5,400        152,334
                                                                    ------------
                                                                       3,934,636
                                                                    ------------
  HEALTH CARE - 13.8%
     Align Technology *                                     8,100        127,332
     Alkermes *                                            18,400        146,648
     Arena Pharmaceuticals *                               21,100         74,483
     Centene *                                             13,400        238,922
     Chemed                                                 2,200         99,704
     CONMED *                                               7,800        165,282
     Gentiva Health Services *                              5,700        136,800
     Greatbatch *                                           7,200        141,624
     Healthspring *                                         6,800         97,444
     Human Genome Sciences *                                7,600        142,044
     Invacare                                               6,500        145,795
     Kindred Healthcare *                                   7,200        105,840
     Medicis Pharmaceutical, Cl A                           7,500        158,775
     Molina Healthcare *                                    5,600        104,832
     Odyssey HealthCare *                                  12,600        175,644
     Par Pharmaceutical *                                  12,400        260,028
     PAREXEL International *                                9,000        112,680
     PDL BioPharma                                          8,100         68,121
     RehabCare Group *                                      6,100        114,375
     Sirona Dental Systems *                                6,300        169,533

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

36                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
     STERIS                                                 6,900   $    201,894
     ViroPharma *                                          13,400        101,036
                                                                    ------------
                                                                       3,088,836
                                                                    ------------
  INDUSTRIAL - 16.1%
     AAR *                                                  5,800        113,738
     Actuant, Cl A                                         17,800        277,858
     Administaff                                            5,400        134,028
     Alaska Air Group *                                     4,600        118,312
     AMERCO *                                               3,100        131,037
     American Railcar Industries                           17,700        177,000
     American Reprographics *                              16,300         97,800
     AO Smith                                               5,400        214,002
     Atlas Air Worldwide Holdings *                         3,600         94,644
     Beacon Roofing Supply *                                7,300        104,828
     CDI                                                    8,700        105,966
     Deluxe                                                10,200        145,146
     Dycom Industries *                                     8,300         82,004
     EMCOR Group *                                         10,900        257,458
     Federal Signal                                        10,900         66,926
     Gibraltar Industries                                   6,400         69,248
     Granite Construction                                   4,100        117,096
     H&E Equipment Services *                              13,300        140,980
     Herman Miller                                          3,900         60,255
     Houston Wire & Cable                                   4,900         59,241
     Knoll                                                 24,400        239,120
     PowerSecure International *                           26,600        221,312
     Saia *                                                 8,200        120,212
     School Specialty *                                     4,100         91,225
     Spherion *                                            15,700         77,715
     Triumph Group                                          3,100        145,111
     United Stationers *                                    3,100        146,134
                                                                    ------------
                                                                       3,608,396
                                                                    ------------

  INFORMATION TECHNOLOGY - 19.9%
     Acxiom *                                              10,700        122,836
     Anaren *                                               7,700        112,574
     ATMI *                                                12,800        193,920
     Benchmark Electronics *                               27,300        458,640
     Black Box                                              2,200         58,322
     CACI International, Cl A *                             2,400        114,288
     CPI International *                                    8,400         83,160
     CTS                                                   13,000        116,480
     Fair Isaac                                             6,800        138,244
     Kenexa *                                              13,500        170,100
     Manhattan Associates *                                16,100        369,495
     Micrel                                                14,900        111,303
     Multi-Fineline Electronix *                            4,600        125,350
     NETGEAR *                                              6,300        114,849
     OmniVision Technologies *                             15,100        185,126

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Palm *                                                 9,100   $    105,651
     PC Mall *                                             10,800         76,572
     Plexus *                                               5,900        149,270
     Progress Software *                                    3,700         85,470
     Sybase *                                              10,800        427,248
     SYNNEX *                                               8,200        210,986
     TeleTech Holdings *                                    7,300        130,597
     TIBCO Software *                                      43,000        376,250
     ValueClick *                                          15,900        156,456
     VistaPrint * ++                                        2,000        102,100
     Wright Express *                                       3,000         83,730
     Zoran *                                               11,100         98,457
                                                                    ------------
                                                                       4,477,474
                                                                    ------------

  MATERIALS - 5.9%
     Buckeye Technologies *                                 4,900         43,904
     Bway Holding *                                         3,100         55,087
     Domtar * ++                                            2,400        100,536
     Minerals Technologies                                  2,200        108,372
     NewMarket                                              2,100        196,350
     PolyOne *                                             43,400        242,172
     Schweitzer-Mauduit International                       8,100        418,365
     Stillwater Mining *                                   26,800        166,160
                                                                    ------------
                                                                       1,330,946
                                                                    ------------

  TELECOMMUNICATION SERVICES - 1.4%
     General Communication, Cl A *                         27,500        169,124
     USA Mobility                                          12,800        139,520
                                                                    ------------
                                                                         308,644
                                                                    ------------

  UTILITIES - 2.2%
     El Paso Electric *                                     7,800        146,250
     Nicor                                                  5,700        211,356
     NorthWestern                                           2,700         65,205
     Portland General Electric                              4,200         78,078
                                                                    ------------
                                                                         500,889
                                                                    ------------

  TOTAL COMMON STOCK
     (Cost $21,888,789)                                               21,422,480
                                                                    ------------

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           37

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 3.8%
--------------------------------------------------------------------------------
     Credit Suisse Securities (USA)
        0.060%, dated 10/30/09,
        matures on 11/02/09,
        repurchase price $853,724
        (collateralized by a U.S.
        Treasury Bill Obligation, par
        value $875,000, 0.150%,
        04/29/10, total market value
        $874,265)                                        $ 853,720   $   853,720
                                                                     -----------
     TOTAL REPURCHASE AGREEMENT
        (Cost $853,720)                                                  853,720
                                                                     -----------
  TOTAL INVESTMENTS - 99.2%
     (Cost $22,742,509) ++                                            22,276,200
                                                                     -----------
  OTHER ASSETS & LIABILITIES, NET - 0.8%                                 186,397
                                                                     -----------
  NET ASSETS - 100.0%                                                $22,462,597
                                                                     ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

++ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,742,509, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,806,881 AND $(3,273,190), RESPECTIVELY.

CL    - CLASS

REIT  - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT OCTOBER 31, 2009 IS AS FOLLOWS:

Type of               Number of    Expiration      Unrealized
Contracts             Contracts       Date        Depreciation
--------------------------------------------------------------
Russell 2000
  Mini Index Future       14     December 2009    $    (46,928)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                   LEVEL 2       LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                     VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                     10/31/09        PRICE         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
  Common Stocks *                  $ 21,422,480   $ 21,422,480   $        --   $         --
  Repurchase Agreement                  853,720             --       853,720             --
                                   ------------   ------------   -----------   ------------
Total Assets:                        22,276,200     21,422,480       853,720             --
                                   ------------   ------------   -----------   ------------
  Futures Contracts                     (46,928)       (46,928)           --             --
                                   ------------   ------------   -----------   ------------
Total Liabilities:                 $    (46,928)  $    (46,928)  $        --   $         --
                                   ============   ============   ===========   ============

  * See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

38                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 99.8%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 14.8%
     American Greetings, Cl A (A)                           61,500   $ 1,250,910
     Arctic Cat                                            109,238       648,874
     Big Lots * (A)                                         24,000       601,200
     Blyth                                                  15,275       541,193
     Bob Evans Farms                                        32,200       845,894
     Cabela's * (A)                                         69,600       874,872
     Callaway Golf (A)                                      42,300       289,332
     Cracker Barrel Old Country Store (A)                   22,000       729,300
     Ethan Allen Interiors (A)                               2,900        36,134
     Hooker Furniture                                       42,700       546,987
     Journal Communications, Cl A                          204,900       729,444
     Landry's Restaurants * (A)                             11,200       122,080
     National Presto Industries                              1,700       147,781
     O'Charleys *                                           31,500       220,815
     Polaris Industries (A)                                 25,100     1,055,957
     RadioShack (A)                                         53,200       898,548
     Rent-A-Center * (A)                                    20,600       378,216
     Ruby Tuesday * (A)                                     98,500       656,010
     Stage Stores                                           73,400       866,120
                                                                     -----------
                                                                      11,439,667
                                                                     -----------
  CONSUMER STAPLES - 4.6%
     Cal-Maine Foods (A)                                    15,000       407,250
     Corn Products International                            22,000       619,960
     Del Monte Foods                                        83,900       906,120
     Fresh Del Monte Produce * ++                           31,200       677,352
     Nash Finch (A)                                          6,200       179,676
     Universal (A)                                          19,000       790,210
                                                                     -----------
                                                                       3,580,568
                                                                     -----------
  ENERGY - 4.3%
     Allis-Chalmers Energy * (A)                            34,400       119,712
     Holly (A)                                              19,500       565,695
     Oil States International * (A)                         13,900       478,716
     Overseas Shipholding Group (A)                         16,000       628,000
     SEACOR Holdings * (A)                                   8,500       690,795
     Tesoro (A)                                             27,100       383,194
     USEC * (A)                                            119,000       459,340
                                                                     -----------
                                                                       3,325,452
                                                                     -----------
  FINANCIALS - 27.3%
     Allied Capital                                         17,200        53,664
     Allied World Assurance Company Holdings ++              7,000       313,320
     American Equity Investment Life Holding                41,200       270,684
     Anthracite Capital REIT * (A)                         149,300       107,496
     Anworth Mortgage Asset REIT                            40,200       286,626
     Astoria Financial (A)                                  50,500       503,990
     Banco Latinoamericano de Exportaciones,
        Cl E ++                                             58,500       825,435

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     Bank of the Ozarks (A)                                  8,900   $   202,475
     BioMed Realty Trust REIT                               49,600       673,072
     Capstead Mortgage REIT                                 58,000       763,280
     Cathay General Bancorp (A)                             15,200       134,216
     CBL & Associates Properties REIT (A)                   12,245        99,919
     Cedar Shopping Centers REIT                            51,400       311,998
     Citizens Republic Bancorp *                                 1             1
     CNA Surety *                                           19,500       281,970
     Dime Community Bancshares                              27,200       298,928
     Encore Capital Group * (A)                             38,800       580,836
     Federated Investors, Cl B (A)                          17,500       459,375
     Financial Federal (A)                                  12,000       245,040
     First Bancorp (A)                                      38,629       523,809
     First Bancorp/ Puerto Rico (A)                         54,100       102,249
     First Financial Holdings                               11,000       148,390
     Flushing Financial                                     35,800       402,034
     GFI Group                                              92,900       478,435
     Great Southern Bancorp (A)                              6,800       155,856
     Harleysville Group                                     14,600       457,418
     Hercules Technology Growth Capital (A)                 55,651       522,006
     Horace Mann Educators                                  57,600       715,968
     HRPT Properties Trust REIT (A)                        177,300     1,246,419
     Huntington Bancshares (A)                             118,700       452,247
     Independent Bank (A)                                   49,665        58,605
     Infinity Property & Casualty (A)                       10,500       406,035
     Integra Bank                                           51,000        43,860
     International Bancshares (A)                           34,500       512,325
     Medical Properties Trust REIT (A)                      91,200       729,600
     Montpelier Re Holdings ++                              49,900       806,384
     Nelnet, Cl A *                                         33,100       464,393
     One Liberty Properties REIT (A)                        51,483       430,910
     Oriental Financial Group (A)                           65,081       693,111
     Pacific Capital Bancorp N.A. (A)                       30,400        39,216
     Presidential Life                                      56,602       528,097
     Protective Life (A)                                    21,100       406,175
     RAIT Financial Trust REIT * (A)                        38,200        70,670
     Republic Bancorp, Cl A (A)                             20,218       371,809
     Safety Insurance Group                                 18,200       609,154
     SeaBright Insurance Holdings *                         22,600       252,668
     Selective Insurance Group                              32,800       502,496
     Sierra Bancorp (A)                                     18,000       157,140
     StanCorp Financial Group (A)                           25,400       932,434
     TCF Financial (A)                                      23,800       281,554
     UCBH Holdings (A)                                      64,100        62,818
     Validus Holdings ++                                    24,512       620,154
     Walter Investment Management REIT *                     2,191        28,527
     Webster Financial                                      25,400       287,274
     Whitney Holding (A)                                    24,400       195,932

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           39

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     Wilshire Bancorp                                        9,580   $    67,443
     Zenith National Insurance (A)                             700        19,971
                                                                     -----------
                                                                      21,195,911
                                                                     -----------
  HEALTH CARE - 8.0%
     Endo Pharmaceuticals Holdings *                        17,500       392,000
     Kendle International *                                 12,800       216,064
     Kindred Healthcare * (A)                               23,400       343,980
     Kinetic Concepts * (A)                                 27,600       916,044
     Lincare Holdings * (A)                                 12,300       386,343
     Lumenis * ++                                               13            --
     Magellan Health Services * (A)                         13,300       427,329
     Nighthawk Radiology Holdings *                         56,000       335,440
     Par Pharmaceutical * (A)                               39,300       824,121
     PDL BioPharma (A)                                      56,000       470,960
     Skilled Healthcare Group, Cl A *                       43,200       347,328
     Universal American * (A)                               56,961       569,610
     Universal Health Services, Cl B (A)                    16,800       934,920
                                                                     -----------
                                                                       6,164,139
                                                                     -----------
  INDUSTRIAL - 16.0%
     Alaska Air Group * (A)                                 10,400       267,488
     Ampco-Pittsburgh                                        6,200       166,780
     AO Smith                                               11,600       459,708
     Applied Industrial Technologies                        17,800       360,094
     ATC Technology *                                        8,700       181,830
     Crane                                                  16,600       462,310
     Deluxe                                                 46,200       657,426
     Dycom Industries *                                     64,800       640,224
     DynCorp International, Cl A * (A)                      18,300       311,100
     EMCOR Group *                                          30,700       725,134
     Ennis                                                  44,500       674,175
     EnPro Industries * (A)                                 26,500       598,370
     Esterline Technologies * (A)                           19,300       812,723
     Genco Shipping & Trading (A)                           13,900       276,471
     Hubbell, Cl B                                          25,000     1,063,250
     Kelly Services, Cl A                                   27,500       304,700
     Ladish *                                               34,400       445,824
     Mueller Industries                                     15,600       369,096
     NACCO Industries, Cl A                                 13,100       780,760
     Pacer International                                    72,900       208,494
     PAM Transportation Services *                          43,452       337,187
     Ryder System (A)                                       19,100       774,505
     Seaboard                                                  110       148,610
     Spherion *                                             95,700       473,715
     Steelcase, Cl A                                        52,300       301,771
     Teledyne Technologies *                                17,144       585,639
                                                                     -----------
                                                                      12,387,384
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - 13.6%
     3Com *                                                 74,600   $   383,444
     Arris Group * (A)                                      47,800       490,428
     Benchmark Electronics * (A)                            42,300       710,640
     Black Box                                               9,123       241,851
     CIBER *                                               121,000       389,620
     Convergys * (A)                                        64,000       694,400
     CSG Systems International * (A)                        30,300       495,102
     CTS                                                    82,200       736,512
     Entegris * (A)                                         40,600       152,656
     Gerber Scientific *                                    96,700       446,754
     Imation                                                37,800       333,396
     JDA Software Group *                                   40,400       801,536
     Kenexa *                                                3,900        49,140
     Methode Electronics                                    91,900       666,275
     Multi-Fineline Electronix * (A)                        32,243       878,622
     NCR *                                                  41,600       422,240
     Quantum *                                             573,000     1,060,050
     Silicon Image *                                        81,100       171,121
     Tech Data *                                            12,700       488,061
     United Online (A)                                     118,800       950,400
                                                                     -----------
                                                                      10,562,248
                                                                     -----------
  MATERIALS - 4.8%
     Aep Industries *                                       12,700       442,976
     Carpenter Technology (A)                               23,800       500,514
     Ferro (A)                                              14,700        90,111
     Glatfelter                                             73,200       773,724
     NewMarket                                              11,100     1,037,850
     OM Group * (A)                                         11,100       299,922
     Rock-Tenn, Cl A                                        14,000       613,200
                                                                     -----------
                                                                       3,758,297
                                                                     -----------
  TELECOMMUNICATION SERVICES - 1.2%
     Cincinnati Bell *                                     190,800       587,664
     Frontier Communications (A)                                 1             7
     USA Mobility (A)                                       30,500       332,450
                                                                     -----------
                                                                         920,121
                                                                     -----------
  UTILITIES - 5.2%
     Avista                                                 14,200       269,232
     El Paso Electric *                                     15,400       288,750
     Energen                                                11,700       513,396
     Nicor                                                   9,300       344,844
     NorthWestern (A)                                       21,500       519,225
     NV Energy                                              22,800       261,288
     Portland General Electric                              41,700       775,203

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

40                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Shares/Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  UTILITIES - (CONTINUED)
     Unisource Energy (A)                                   13,600  $    392,768
     Vectren                                                30,500       687,470
                                                                    ------------
                                                                       4,052,176
                                                                    ------------

     TOTAL COMMON STOCK
        (Cost $101,553,488)                                           77,385,963
                                                                    ------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 42.1%
--------------------------------------------------------------------------------
     Bank of America (B)
        0.200%, dated 10/30/09,
        matures on 11/02/09,
        repurchase price $7,349,386
        (collateralized by various
        corporate obligations, ranging
        in par value from $431,004 -
        $4,471,022, 5.500% -
        8.750%, 01/15/11 - 12/15/31,
        total market value
        $7,623,745)                                    $ 7,349,264  $  7,349,264
     Credit Suisse Securities (USA)
        0.060%, dated 10/30/09,
        matures on 11/02/09,
        repurchase price $326,613
        (collateralized by a U.S.
        Treasury Bill obligations, par
        value $2,545,000, 0.150%,
        04/29/10, total market value
        $2,542,862)                                        326,611       326,611
     HSBC Securities (B)
        0.270%, dated 10/30/09,
        matures on 11/02/09,
        repurchase price $25,000,563
        (collateralized by various
        corporate obligations, ranging
        in par value from $1,500,000 -
        $32,535,000, 0.030% -
        5.800%, 02/01/11 - 04/25/37,
        total market value $26,254,836)                 25,000,000    25,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $32,675,875)                                            32,675,875
                                                                    ------------
  TOTAL INVESTMENTS - 141.9%
     (Cost $134,229,363) ++                                          110,061,838
                                                                    ------------
  OTHER ASSETS & LIABILITIES, NET - (41.9)%                          (32,494,317)
                                                                    ------------
  NET ASSETS - 100.0%                                               $ 77,567,521
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $134,229,363, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,850,996 AND $(31,018,521), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2009 IS $30,111,493.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL    - CLASS

REIT  - REAL ESTATE INVESTMENT TRUST

      AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           41

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                         LEVEL 2       LEVEL 3
                            TOTAL FAIR      LEVEL 1    SIGNIFICANT   SIGNIFICANT
                             VALUE AT       QUOTED      OBSERVABLE  UNOBSERVABLE
                             10/31/09        PRICE        INPUTS       INPUTS
                           ------------  ------------  -----------  ------------
  Common Stock *           $ 77,385,963  $ 77,385,963  $        --  $         --
  Repurchase Agreements      32,675,875            --   32,675,875            --
                           ------------  ------------  -----------  ------------
Total:                     $110,061,838  $         --  $32,675,875  $         --
                           ============  ============  ===========  ============

*     See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE
REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

42                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - 99.2%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 9.8%
     Autoliv                                                54,000   $ 1,813,320
     Comcast, Cl A                                         346,500     4,857,930
     Home Depot                                            171,435     4,301,304
     McGraw-Hill                                           155,000     4,460,900
     News, Cl A                                            438,700     5,053,824
     Pulte Homes                                           170,000     1,531,700
     Starwood Hotels & Resorts Worldwide                    44,600     1,296,076
     Time Warner                                           112,337     3,383,590
     Time Warner Cable                                      95,000     3,746,800
     Washington Post, CI B                                   2,550     1,101,600
                                                                     -----------
                                                                      31,547,044
                                                                     -----------
  CONSUMER STAPLES - 15.4%
     Altria Group                                          169,660     3,072,543
     Cadbury PLC, SP ADR                                    75,000     3,798,000
     Coca-Cola                                              24,670     1,315,158
     Diageo, ADR                                            87,000     5,656,740
     Fomento Economico Mexicano, ADR                       143,500     6,214,985
     Henkel KGaA, ADR                                       87,500     3,443,125
     Nestle, ADR                                           173,000     8,047,960
     Philip Morris International                           131,440     6,224,998
     Wal-Mart Stores                                        90,000     4,471,200
     Walgreen                                              185,000     6,998,550
                                                                     -----------
                                                                      49,243,259
                                                                     -----------
  ENERGY - 14.0%
     Chevron                                               145,190    11,112,843
     ConocoPhillips                                         62,300     3,126,214
     Exxon Mobil                                           178,580    12,798,829
     Halliburton                                            94,705     2,766,333
     Marathon Oil                                          164,400     5,255,868
     Peabody Energy                                         39,600     1,567,764
     Suncor Energy                                         126,200     4,167,124
     Williams                                              208,075     3,922,214
                                                                     -----------
                                                                      44,717,189
                                                                     -----------
  FINANCIALS - 17.5%
     Aflac                                                  72,000     2,987,280
     Bank of America                                       438,974     6,400,241
     Bank of New York Mellon                               154,755     4,125,768
     Berkshire Hathaway, CI B *                              2,550     8,371,650
     Goldman Sachs Group                                    25,020     4,257,653
     Hanover Insurance Group                                78,200     3,289,874
     JPMorgan Chase                                        284,775    11,895,052
     Loews                                                  72,800     2,409,680
     Marsh & McLennan                                      165,000     3,870,900
     Travelers                                              39,600     1,971,684
     U.S. Bancorp                                           23,720       550,778
     Wells Fargo                                           211,394     5,817,563
                                                                     -----------
                                                                      55,948,123
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  HEALTH CARE - 9.3%
     Baxter International                                   56,420   $ 3,050,065
     Boston Scientific *                                   229,000     1,859,480
     Covidien PLC                                           70,800     2,982,096
     Johnson & Johnson                                      80,000     4,724,000
     Merck                                                 230,810     7,138,953
     Pfizer                                                320,754     5,462,441
     Thermo Fisher Scientific *                             65,000     2,925,000
     UnitedHealth Group                                     64,940     1,685,193
                                                                     -----------
                                                                      29,827,228
                                                                     -----------
  INDUSTRIAL - 13.3%
     ABB, SP ADR                                           175,000     3,242,750
     Boeing                                                 41,530     1,985,134
     Deere                                                  40,000     1,822,000
     Dun & Bradstreet                                       49,000     3,751,440
     General Electric                                      587,150     8,372,759
     Honeywell International                               108,300     3,886,887
     Insituform Technologies, CI A *                        96,000     2,035,200
     Jardine Matheson Holdings, ADR                         30,713       933,368
     Lockheed Martin                                        46,000     3,164,340
     Tyco International                                     68,250     2,289,788
     Union Pacific                                          60,000     3,308,400
     United Technologies                                    56,170     3,451,646
     Waste Management                                      151,920     4,539,370
                                                                     -----------
                                                                      42,783,082
                                                                     -----------
  INFORMATION TECHNOLOGY - 14.8%
     Accenture, Cl A                                        90,000     3,337,200
     Automatic Data Processing                              62,000     2,467,600
     Corning                                               226,925     3,315,374
     Hewlett-Packard                                        91,595     4,347,099
     Intel                                                 172,015     3,287,207
     International Business Machines                        73,010     8,805,736
     Microsoft                                             530,750    14,717,697
     Nokia, SP ADR                                         128,800     1,624,168
     Teradata *                                             65,000     1,812,200
     Western Union                                         210,000     3,815,700
                                                                     -----------
                                                                      47,529,981
                                                                     -----------
  MATERIALS - 2.2%
     Cabot                                                  49,500     1,085,535
     Dow Chemical                                           58,840     1,381,563
     Rio Tinto, ADR                                         11,700     2,082,951
     Weyerhaeuser                                           66,925     2,432,054
                                                                     -----------
                                                                       6,982,103
                                                                     -----------
  TELECOMMUNICATION SERVICES - 1.2%
     AT&T                                                  120,000     3,080,400
     Sprint Nextel *                                       267,475       791,726
                                                                     -----------
                                                                       3,872,126
                                                                     -----------

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           43

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  UTILITIES - 1.7%
     Questar                                               137,700  $  5,485,968
                                                                    ------------
     TOTAL COMMON STOCK
        (Cost $305,564,078)                                          317,936,103
                                                                    ------------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 0.7%
--------------------------------------------------------------------------------
  FINANCIALS - 0.7%
     Dreyfus Cash Management                             2,307,543     2,307,543
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $2,307,543)                                              2,307,543
                                                                    ------------
  TOTAL INVESTMENTS - 99.9%
     (Cost $307,871,621) ++                                          320,243,646
                                                                    ------------
  OTHER ASSETS & LIABILITIES, NET - 0.1%                                 203,225
                                                                    ------------
  NET ASSETS - 100.0%                                               $320,446,871
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $307,871,621, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $49,960,370 AND $(37,588,345), RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

PLC -- PUBLIC LIABILITY COMPANY

SP ADR -- SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                        LEVEL 2        LEVEL 3
                         TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                          VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                          10/31/09         PRICE         INPUTS        INPUTS
                        ------------   ------------   -----------   ------------
Investments in
  Securities *          $320,243,646   $320,243,646   $        --   $         --
                        ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

44                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 84.0%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
        Fiduciary Shares - 1.8%                             87,325  $   698,598
     HighMark Core Equity Fund,
        Fiduciary Shares - 17.9%                         1,031,635    6,922,270
     HighMark Enhanced Growth Fund,
        Fiduciary Shares - 2.4% *                          111,647      934,485
     HighMark Fundamental Equity Fund,
        Fiduciary Shares - 8.9%                            199,406    3,433,767
     HighMark Geneva Growth Fund,
        Fiduciary Shares - 1.4% *                           34,119      536,351
     HighMark International Opportunities Fund,
        Fiduciary Shares - 10.2%                           619,521    3,946,347
     HighMark Large Cap Growth Fund,
        Fiduciary Shares - 8.5%                            395,878    3,281,826
     HighMark Large Cap Value Fund,
        Fiduciary Shares - 14.2%                           561,039    5,509,406
     HighMark Small Cap Advantage Fund,
        Fiduciary Shares - 10.0%                           320,619    3,882,702
     HighMark Small Cap Value Fund,
        Fiduciary Shares - 2.2%                             86,291      861,182
     HighMark Value Momentum Fund,
        Fiduciary Shares - 6.5%                            195,026    2,523,640
                                                                    -----------
     TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES
        (Cost $39,862,262)                                           32,530,574
                                                                    -----------

--------------------------------------------------------------------------------
  AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES -6.6%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
        Fiduciary Shares - 0.2%                              4,452       48,968
     HighMark Short Term Bond Fund,
        Fiduciary Shares - 6.4%                            246,978    2,487,065
                                                                    -----------
     TOTAL AFFILIATED FIXED INCOME REGISTERED
        INVESTMENT COMPANIES
        (Cost $2,479,167)                                             2,536,033
                                                                    -----------

--------------------------------------------------------------------------------
Description                                                 Shares        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 1.6%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
        Fiduciary Shares, 0.36% (A) - 1.6%                 611,697  $   611,697
                                                                    -----------
     TOTAL AFFILIATED MONEY MARKET REGISTERED
        INVESTMENT COMPANY
        (Cost $611,697)                                                 611,697
                                                                    -----------

--------------------------------------------------------------------------------
  EQUITY REGISTERED INVESTMENT COMPANIES - 6.8%
--------------------------------------------------------------------------------
     JPMorgan Small Cap Growth Fund,
        Institutional Class - 2.7% *                       134,685    1,047,850
     Lazard Emerging Markets Equity Portfolio,
        Institutional Class - 3.5%                          79,058    1,359,792
     Morgan Stanley Institutional Fund -
        U.S. Real Estate Portfolio,
        Institutional Class - 0.6%                          24,087      237,016
                                                                    -----------
     TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
        (Cost $2,667,106)                                             2,644,658
                                                                    -----------

--------------------------------------------------------------------------------
  FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
     Eaton Vance Income Fund of Boston,
        Institutional Class - 1.3%                          91,346      494,180
                                                                    -----------
     TOTAL FIXED INCOME REGISTERED INVESTMENT
        COMPANY
        (Cost $485,432)                                                 494,180
                                                                    -----------
  TOTAL INVESTMENTS - 100.3%
     (Cost $46,105,664) +                                            38,817,142
                                                                    -----------
  OTHER ASSETS & LIABILITIES, NET - (0.3)%                             (113,740)
                                                                    -----------
  NET ASSETS - 100.0%                                               $38,703,402
                                                                    ===========

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31,2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $46,105,664 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $538,938 AND $(7,827,460), RESPECTIVELY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2009.

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                        LEVEL 2        LEVEL 3
                         TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                          VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                          10/31/09         PRICE         INPUTS        INPUTS
                        ------------   ------------   -----------   ------------
Investments in
  Securities *          $ 38,817,142   $ 38,817,142   $        --   $         --
                        ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

 See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           45

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 91.5%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
        Fiduciary Shares - 2.0%                             15,341   $   122,724
     HighMark Core Equity Fund,
        Fiduciary Shares - 21.4%                           198,540     1,332,204
     HighMark Enhanced Growth Fund,
        Fiduciary Shares - 3.0% *                           22,298       186,634
     HighMark Fundamental Equity Fund,
        Fiduciary Shares - 10.6%                            38,356       660,498
     HighMark Geneva Growth Fund,
        Fiduciary Shares - 1.5% *                            5,903        92,795
     HighMark International Opportunities Fund,
        Fiduciary Shares - 10.5%                           102,649       653,873
     HighMark Large Cap Growth Fund,
        Fiduciary Shares - 7.6%                             56,766       470,594
     HighMark Large Cap Value Fund,
        Fiduciary Shares - 14.0%                            88,401       868,096
     HighMark Small Cap Advantage Fund,
        Fiduciary Shares - 10.8%                            55,522       672,371
     HighMark Small Cap Value Fund,
        Fiduciary Shares - 2.4%                             15,062       150,316
     HighMark Value Momentum Fund,
        Fiduciary Shares - 7.7%                             37,015       478,975
                                                                     -----------
     TOTAL AFFILIATED EQUITY REGISTERED
        INVESTMENT COMPANIES
        (Cost $5,636,793)                                              5,689,080
                                                                     -----------

--------------------------------------------------------------------------------
  AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
        Fiduciary Shares, 0.36% (A) - 0.3%                  17,347        17,347
                                                                     -----------
     TOTAL AFFILIATED MONEY MARKET REGISTERED
        INVESTMENT COMPANY
        (Cost $17,347)                                                    17,347
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  EQUITY REGISTERED INVESTMENT COMPANIES - 8.0%
--------------------------------------------------------------------------------
     JPMorgan Small Cap Growth Fund,
        Institutional Class - 2.9% *                        23,187   $   180,399
     Lazard Emerging Markets Equity Portfolio,
        Institutional Class - 4.4%                          15,901       273,490
     Morgan Stanley Institutional Fund -
        U.S. Real Estate Portfolio,
        Institutional Class - 0.7%                           4,852        47,744
                                                                     -----------
     TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
        (Cost $447,253)                                                  501,633
                                                                     -----------
  TOTAL INVESTMENTS - 99.8%
     (Cost $6,101,393) +                                               6,208,060
                                                                     -----------
  OTHER ASSETS & LIABILITIES, NET - 0.2%                                   9,644
                                                                     -----------
  NET ASSETS - 100.0%                                                $ 6,217,704
                                                                     ===========

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,101,393, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $281,915 AND $(175,248), RESPECTIVELY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2009.

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                        LEVEL 2        LEVEL 3
                         TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                          VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                          10/31/09         PRICE         INPUTS        INPUTS
                        ------------   ------------   -----------   ------------
Investments in
  Securities *          $  6,208,060   $  6,208,060   $        --   $         --
                        ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

46                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 65.4%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
        Fiduciary Shares - 1.5%                             73,204   $   585,630
     HighMark Core Equity Fund,
        Fiduciary Shares - 13.0%                           770,615     5,170,829
     HighMark Enhanced Growth Fund,
        Fiduciary Shares - 1.8% *                           85,275       713,752
     HighMark Fundamental Equity Fund,
        Fiduciary Shares - 6.5%                            149,552     2,575,290
     HighMark Geneva Growth Fund,
        Fiduciary Shares - 1.2% *                           31,228       490,904
     HighMark International Opportunities Fund,
        Fiduciary Shares - 8.5%                            535,605     3,411,807
     HighMark Large Cap Growth Fund,
        Fiduciary Shares - 6.9%                            333,730     2,766,620
     HighMark Large Cap Value Fund,
        Fiduciary Shares - 11.4%                           464,946     4,565,766
     HighMark Small Cap Advantage Fund,
        Fiduciary Shares - 8.0%                            263,354     3,189,222
     HighMark Small Cap Value Fund,
        Fiduciary Shares - 1.8%                             71,278       711,353
     HighMark Value Momentum Fund,
        Fiduciary Shares - 4.8%                            147,575     1,909,619
                                                                     -----------
     TOTAL AFFILIATED EQUITY REGISTERED
        INVESTMENT COMPANIES
        (Cost $27,685,258)                                            26,090,792
                                                                     -----------
--------------------------------------------------------------------------------
  AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES -24.2%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
        Fiduciary Shares - 9.2%                            331,891     3,650,805
     HighMark Short Term Bond Fund,
        Fiduciary Shares - 15.0%                           594,162     5,983,209
                                                                     -----------
     TOTAL AFFILIATED FIXED INCOME REGISTERED
        INVESTMENT COMPANIES
        (Cost $9,313,040)                                              9,634,014
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY -2.4%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
        Fiduciary Shares, 0.36% (A) - 2.4%                 969,808   $   969,808
                                                                     -----------
     TOTAL AFFILIATED MONEY MARKET REGISTERED
        INVESTMENT COMPANY
        (Cost $969,808)                                                  969,808
                                                                     -----------
--------------------------------------------------------------------------------
  EQUITY REGISTERED INVESTMENT COMPANIES - 5.3%
--------------------------------------------------------------------------------
     JPMorgan Small Cap Growth Fund,
        Institutional Class - 2.1% *                       110,101       856,588
     Lazard Emerging Markets Equity Portfolio,
        Institutional Class - 2.7%                          62,747     1,079,239
     Morgan Stanley Institutional Fund -
        U.S. Real Estate Portfolio,
        Institutional Class - 0.5%                          18,522       182,256
                                                                     -----------
     TOTAL EQUITY REGISTERED INVESTMENT
        COMPANIES
        (Cost $1,887,777)                                              2,118,083
                                                                     -----------
--------------------------------------------------------------------------------
  FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.5%
--------------------------------------------------------------------------------
     Eaton Vance Income Fund of Boston,
        Institutional Class - 2.5%                         185,958     1,006,034
                                                                     -----------
     TOTAL FIXED INCOME REGISTERED
        INVESTMENT COMPANY
        (Cost $945,790)                                                1,006,034
                                                                     -----------
  TOTAL INVESTMENTS - 99.8%
     (Cost $40,801,673) +                                             39,818,731
                                                                     -----------
  OTHER ASSETS & LIABILITIES, NET - 0.2%                                  77,424
                                                                     -----------
  NET ASSETS - 100.0%                                                $39,896,155
                                                                     ===========

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $40,801,673, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,191,364 AND $(2,174,306), RESPECTIVELY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2009.

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                          LEVEL 2        LEVEL 3
                                          TOTAL FAIR        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                           VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                           10/31/09          PRICE         INPUTS        INPUTS
                                         ------------    ------------   -----------   ------------
Investments in Securities *              $ 39,818,731    $ 39,818,731   $        --   $         --
                                         ============    ============   ===========   ============

* See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           47

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 49.6%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
        Fiduciary Shares - 18.7%                           200,050   $ 2,200,547
     HighMark Short Term Bond Fund,
        Fiduciary Shares - 30.9%                           359,426     3,619,419
                                                                     -----------
     TOTAL AFFILIATED FIXED INCOME REGISTERED
        INVESTMENT COMPANIES
        (Cost $5,639,133)                                              5,819,966
                                                                     -----------
--------------------------------------------------------------------------------
  AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 37.1%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
        Fiduciary Shares - 0.8%                             11,597        92,780
     HighMark Core Equity Fund,
        Fiduciary Shares - 8.7%                            152,385     1,022,507
     HighMark Enhanced Growth Fund,
        Fiduciary Shares - 0.8% *                           11,648        97,494
     HighMark Fundamental Equity Fund,
        Fiduciary Shares - 4.3%                             29,555       508,939
     HighMark Geneva Growth Fund,
        Fiduciary Shares - 0.4% *                            3,270        51,404
     HighMark International Opportunities Fund,
        Fiduciary Shares - 1.1%                             19,967       127,191
     HighMark Large Cap Growth Fund,
        Fiduciary Shares - 5.4%                             76,343       632,881
     HighMark Large Cap Value Fund,
        Fiduciary Shares - 6.6%                             78,448       770,356
     HighMark Small Cap Advantage Fund,
        Fiduciary Shares - 4.5%                             43,412       525,722
     HighMark Small Cap Value Fund,
        Fiduciary Shares - 1.0%                             11,332       113,089
     HighMark Value Momentum Fund,
        Fiduciary Shares - 3.5%                             31,447       406,921
                                                                     -----------
     TOTAL AFFILIATED EQUITY REGISTERED
        INVESTMENT COMPANIES
        (Cost $3,591,725)                                              4,349,284
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 5.3%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
        Fiduciary Shares, 0.36% (A) - 5.3%                 616,837   $   616,837
                                                                     -----------
     TOTAL AFFILIATED MONEY MARKET REGISTERED
        INVESTMENT COMPANY
        (Cost $616,837)                                                  616,837
                                                                     -----------
--------------------------------------------------------------------------------
  FIXED INCOME REGISTERED INVESTMENT COMPANY - 4.1%
--------------------------------------------------------------------------------
     Eaton Vance Income Fund of Boston,
        Institutional Class - 4.1%                          89,663       485,076
                                                                     -----------
     TOTAL FIXED INCOME REGISTERED
        INVESTMENT COMPANY
        (Cost $448,800)                                                  485,076
                                                                     -----------
--------------------------------------------------------------------------------
  EQUITY REGISTERED INVESTMENT COMPANIES - 2.7%
--------------------------------------------------------------------------------
     JPMorgan Small Cap Growth Fund,
        Institutional Class - 1.2% *                        17,666       137,439
     Lazard Emerging Markets Equity Portfolio,
        Institutional Class - 1.3%                           8,584       147,653
     Morgan Stanley Institutional Fund -
        U.S. Real Estate Portfolio,
        Institutional Class - 0.2%                           2,539        24,984
                                                                     -----------
     TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
        (Cost $237,538)                                                  310,076
                                                                     -----------
  TOTAL INVESTMENTS - 98.8%
     (Cost $10,534,033) +                                             11,581,239
                                                                     -----------
  OTHER ASSETS & LIABILITIES, NET - 1.2%                                 142,269
                                                                     -----------
  NET ASSETS - 100.0%                                                $11,723,508
                                                                     ===========

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $10,534,033, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,048,582 AND $(1,376), RESPECTIVELY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2009.

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                          LEVEL 2        LEVEL 3
                                          TOTAL FAIR        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                           VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                           10/31/09          PRICE         INPUTS        INPUTS
                                         ------------    ------------   -----------   ------------
Investments in Securities *              $ 11,581,239    $ 11,581,239   $        --   $         --
                                         ============    ============   ===========   ============

* See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

48                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 48.4%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 4.9%
     Comcast
        5.700%, 07/01/19                               $ 6,000,000   $ 6,275,142
     News America Holdings
        7.750%, 02/01/24                                 1,000,000     1,048,176
     Staples
        9.750%, 01/15/14                                 3,000,000     3,635,556
     Time Warner Entertainment
        8.375%, 03/15/23                                 5,000,000     5,906,310
                                                                     -----------
                                                                      16,865,184
                                                                     -----------
  CONSUMER STAPLES - 1.9%
     General Mills
        5.700%, 02/15/17                                 3,475,000     3,791,388
     Kroger
        5.000%, 04/15/13                                 2,605,000     2,750,836
                                                                     -----------
                                                                       6,542,224
                                                                     -----------
  ENERGY - 6.9%
     Colorado Interstate Gas
        6.800%, 11/15/15                                 5,400,000     5,977,762
     ConocoPhillips
        5.750%, 02/01/19                                 4,000,000     4,377,500
     Energy Transfer Partners
        9.700%, 03/15/19                                 4,000,000     4,952,804
     Magellan Midstream Partners
        6.550%, 07/15/19                                 3,000,000     3,307,416
     Transcontinental Gas Pipe Line
        7.250%, 12/01/26                                 2,250,000     2,525,571
     Williams Cos
        8.750%, 01/15/20                                 2,000,000     2,292,386
                                                                     -----------
                                                                      23,433,439
                                                                     -----------
  FINANCIALS - 11.0%
     Bank of America, MTN
        5.650%, 05/01/18                                 3,000,000     3,032,193
     GE Global Insurance
        7.750%, 06/15/30                                 5,000,000     5,103,740
     Goldman Sachs Group, MTN (A)
        0.548%, 03/02/10                                 1,500,000     1,500,309
     JPMorgan Chase
        3.125%, 12/01/11                                10,000,000    10,407,950
     JPMorgan Chase Bank
        6.000%, 10/01/17                                 4,200,000     4,473,554
     Lehman Brothers Holdings, MTN (B)
        5.625%, 01/24/13                                 4,000,000       640,000
     Merrill Lynch, MTN
        6.150%, 04/25/13                                 2,000,000     2,143,910
     Morgan Stanley
        6.750%, 04/15/11                                 5,500,000     5,857,957

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     UNUM Group
        7.625%, 03/01/11                               $   227,000  $    234,374
     Wells Fargo
        3.000%, 12/09/11                                 4,000,000     4,152,648
                                                                     -----------
                                                                      37,546,635
                                                                     -----------
  FOREIGN GOVERNMENTS - 2.4%
     Hydro Quebec, Ser IO
        8.050%, 07/07/24                                 1,125,000     1,419,603
     Pemex Project Funding Master Trust
        9.125%, 10/13/10                                 5,000,000     5,300,000
     Province of Saskatchewan
        9.375%, 12/15/20                                 1,000,000     1,385,991
                                                                     -----------
                                                                       8,105,594
                                                                     -----------
  HEALTH CARE - 4.8%
     Baxter International
        4.500%, 08/15/19                                 1,850,000     1,880,673
     HCA
        7.875%, 02/01/11                                   999,000     1,018,980
     UnitedHealth Group
        5.250%, 03/15/11                                 4,500,000     4,697,289
     Wellpoint
        7.000%, 02/15/19                                 2,000,000     2,263,736
        6.000%, 02/15/14                                 1,000,000     1,082,395
     Wyeth
        5.500%, 02/01/14                                 5,000,000     5,479,515
                                                                     -----------
                                                                      16,422,588
                                                                     -----------
  INDUSTRIAL - 1.9%
     Continental Airlines,
        Ser 98-1B (C)
        6.748%, 03/15/17                                 1,161,694     1,051,333
     General Electric
        5.000%, 02/01/13                                 5,000,000     5,324,320
                                                                     -----------
                                                                       6,375,653
                                                                     -----------
  INFORMATION TECHNOLOGY - 2.5%
     Cisco Systems
        5.250%, 02/22/11                                 2,000,000     2,108,736
     Hewlett-Packard
        4.750%, 06/02/14                                 3,200,000     3,434,963
     International Business Machines
        6.500%, 01/15/28                                 2,500,000     2,831,522
                                                                     -----------
                                                                       8,375,221
                                                                     -----------
  MATERIALS - 1.3%
     Rio Tinto Finance USA
        6.500%, 07/15/18                                 4,000,000     4,362,060
                                                                     -----------
                                                                       4,362,060
                                                                     -----------

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           49

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2009 (UNAUDITED)
BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  TELECOMMUNICATION SERVICES - 2.6%
     Bell Atlantic Maryland
        8.000%, 10/15/29                               $ 2,980,000   $ 3,251,514
     New England Telephone & Telegraph
        7.875%, 11/15/29                                 4,925,000     5,490,154
                                                                     -----------
                                                                       8,741,668
                                                                     -----------
  UTILITIES - 8.2%
     Duke Energy
        6.300%, 02/01/14                                 4,000,000     4,422,880
     Exelon Generation LLC
        6.200%, 10/01/17                                 4,000,000     4,339,508
     MidAmerican Energy Holdings
        5.750%, 04/01/18                                 5,000,000     5,345,910
     MidAmerican Energy Holdings, Ser D
        5.000%, 02/15/14                                   400,000       423,819
     Oklahoma Gas & Electric
        6.650%, 07/15/27                                 2,500,000     2,722,425
     Orange & Rockland Utilities,
        Ser G, Callable 12/28/09 @ 104.59
        7.000%, 03/01/29                                 1,250,000     1,311,357
     Sempra Energy
        6.150%, 06/15/18                                 4,000,000     4,320,828
     Virginia Electric & Power, Ser A
        4.750%, 03/01/13                                 5,000,000     5,260,320
                                                                     -----------
                                                                      28,147,047
                                                                     -----------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $157,513,533)
                                                                     164,917,313
                                                                     -----------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 32.6%
--------------------------------------------------------------------------------
     FHLMC Gold
        6.000%, 06/01/13                                   528,794       558,698
        6.000%, 09/01/13                                   530,771       560,684
        6.000%, 09/01/17                                 1,712,332     1,848,229
        6.000%, 11/01/17                                   598,537       643,972
        5.500%, 03/01/17                                   517,577       555,101
        5.500%, 08/01/21                                 4,409,016     4,702,443
        5.000%, 10/01/20                                 1,042,366     1,109,637
        5.000%, 07/01/35                                   606,433       630,014
        4.500%, 05/01/19                                 1,343,139     1,418,908
        4.500%, 07/01/19                                 4,051,243     4,279,780
        4.500%, 04/01/20                                   530,038       559,938
     FHLMC, ARM
        5.285%, 06/01/39                                 4,847,303     5,082,207
     FHLMC, CMO REMIC Ser 1666, Cl J
        6.250%, 01/15/24                                 2,000,000     2,192,451
     FNMA
        8.500%, 05/01/25                                    22,794        26,072
        8.000%, 08/01/24                                     2,047         2,332

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     FNMA (continued)
        8.000%, 09/01/24                               $       457   $       521
        8.000%, 06/01/30                                    14,638        16,682
        7.500%, 12/01/26                                   166,314       188,003
        7.000%, 12/01/10                                    32,248        32,934
        7.000%, 05/01/30                                    39,885        44,135
        6.500%, 04/01/14                                   333,267       358,402
        6.500%, 05/01/26                                    65,024        70,501
        6.500%, 01/01/28                                    20,684        22,478
        6.500%, 03/01/28                                    24,254        26,358
        6.500%, 04/01/28                                   110,521       120,107
        6.500%, 01/01/29                                   555,969       604,191
        6.500%, 06/01/29                                   267,933       290,921
        6.500%, 06/01/29                                   391,349       424,926
        6.500%, 07/01/29                                   312,128       338,908
        6.500%, 08/01/29                                   126,299       137,135
        6.500%, 05/01/30                                   431,895       468,950
        6.000%, 09/01/10                                     2,548         2,604
        6.000%, 05/01/11                                     9,993        10,717
        6.000%, 01/01/12                                    11,050        11,851
        6.000%, 01/01/12                                     8,275         8,875
        6.000%, 03/01/13                                    46,515        50,010
        6.000%, 05/01/16                                   442,762       478,317
        6.000%, 10/01/16                                   632,679       683,484
        6.000%, 11/01/17                                 1,360,511     1,469,762
        6.000%, 12/01/27                                     2,244         2,405
        6.000%, 12/01/27                                     1,806         1,935
        6.000%, 12/01/27                                    47,608        51,012
        6.000%, 12/01/27                                    17,959        19,242
        6.000%, 07/01/28                                   422,821       454,952
        6.000%, 08/01/28                                    95,829       103,111
        6.000%, 10/01/28                                   202,536       217,927
        6.000%, 10/01/28                                    67,286        72,400
        6.000%, 12/01/28                                   846,176       910,478
        6.000%, 12/01/28                                   309,408       332,921
        6.000%, 12/01/28                                   344,967       371,182
        6.000%, 05/01/38                                 5,789,133     6,162,120
        5.500%, 01/01/17                                   359,638       386,494
        5.500%, 02/01/17                                   190,613       205,264
        5.500%, 12/01/17                                 1,756,829     1,891,867
        5.500%, 03/01/20                                 8,665,434     9,320,664
        5.500%, 11/01/33                                 5,706,906     6,037,821
        5.500%, 04/01/36                                 7,300,371     7,711,135
        5.000%, 11/01/17                                 2,189,071     2,338,178
        5.000%, 12/01/17                                   795,717       849,917
        5.000%, 02/01/18                                 2,408,190     2,570,716
        5.000%, 11/01/18                                   383,359       409,232
        5.000%, 03/01/34                                 2,593,625     2,699,340

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

50                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     FNMA (continued)
        5.000%, 03/01/34                               $ 4,003,249   $ 4,166,420
        5.000%, 08/01/34                                 8,059,709     8,397,986
        4.500%, 04/01/18                                14,459,787    15,325,193
        4.500%, 07/01/20                                 5,251,915     5,544,902
     FNMA, CMO REMIC Ser 2003-25, Cl CD
        3.500%, 03/25/17                                 2,125,708     2,169,583
     GNMA
        8.000%, 04/15/17                                     9,734        10,773
        8.000%, 05/15/17                                    14,334        15,865
        8.000%, 11/15/26                                   197,573       226,335
        8.000%, 12/15/26                                    82,130        94,087
        7.500%, 05/15/23                                   101,067       114,038
        7.500%, 01/15/24                                    47,396        53,552
        7.500%, 01/15/24                                     2,203         2,489
        7.500%, 01/15/24                                     9,899        11,185
        7.500%, 01/15/24                                       695           785
        7.500%, 01/15/24                                    26,416        29,847
        7.500%, 02/15/24                                    31,374        35,449
        7.500%, 02/15/27                                    16,502        18,715
        7.500%, 02/15/27                                     6,882         7,805
        7.500%, 06/15/27                                    52,915        60,011
        7.500%, 07/15/27                                    16,526        18,742
        7.500%, 08/15/27                                       975         1,105
        7.500%, 08/15/27                                     7,672         8,701
        7.500%, 08/15/27                                    12,543        14,225
        7.500%, 08/15/27                                     1,725         1,956
        7.500%, 08/15/27                                       680           772
        7.500%, 08/15/27                                    10,975        12,446
        7.000%, 01/15/24                                    33,607        37,031
        7.000%, 04/15/24                                    24,953        27,496
        6.500%, 12/15/23                                    37,785        40,247
        6.500%, 12/15/23                                    14,250        15,179
        6.500%, 01/15/24                                     6,902         7,397
        6.500%, 02/15/24                                    74,562        79,910
        6.500%, 04/15/26                                    25,318        27,242
        6.500%, 01/15/29                                   168,244       182,005
        6.500%, 05/15/29                                   567,064       613,564
        6.500%, 06/15/29                                    55,946        60,522
        6.000%, 07/15/28                                    67,489        72,415
        6.000%, 08/15/28                                    95,344       102,304
        6.000%, 09/15/28                                   110,361       118,416
        6.000%, 09/15/28                                   144,682       155,244
                                                                     -----------
     TOTAL U.S. GOVERNMENT AGENCY
        MORTGAGE-BACKED OBLIGATIONS
        (Cost $104,236,063)                                          111,033,490
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES - 12.7%
--------------------------------------------------------------------------------
     Chase Manhattan Bank-First Union
        National Bank, Ser 1999-1,
        Cl E (A)
        7.772%, 08/15/31                               $ 5,000,000   $ 5,193,805
     Chase Mortgage Finance,
        Ser 2004-S1, CI A3
        5.500%, 02/25/19                                 4,275,499     4,330,279
     CS First Boston Mortgage Securities,
        Ser 2005-C1, Cl A4 (A)
        5.014%, 02/15/38                                 5,000,000     4,971,892
     GE Capital Commercial Mortgage,
        Ser 2004-C3, Cl A3 (A)
        4.865%, 07/10/39                                 2,550,000     2,551,015
     JPMorgan Chase Commercial
        Mortgage Securities,
        Ser 2004-PNC1, Cl A4 (A)
        5.566%, 06/12/41                                 5,000,000     5,019,687
     Lehman Mortgage Trust,
        Ser 2007-8, Cl 1A1
        6.000%, 09/25/37                                 8,164,698     4,590,091
     Merrill Lynch Mortgage Trust,
        Ser 2002-MW1, CI A3
        5.403%, 07/12/34                                 3,183,518     3,242,839
     Morgan Stanley Capital I,
        Ser 2003-T11, Cl A4
        5.150%, 06/13/41                                 5,000,000     5,181,712
     Morgan Stanley Dean Witter Capital I,
        Ser 2001-TOP3, Cl A4
        6.390%, 07/15/33                                   925,049       963,666
     Wachovia Bank Commercial Mortgage
        Trust, Ser 2005-C17, Cl A2
        4.782%, 03/15/42                                   775,368       776,477
     Wells Fargo Mortgage Backed Securities
        Trust, Ser 2007-7, Cl A1
        6.000%, 06/25/37                                 7,487,445     6,455,582
                                                                     -----------
     TOTAL MORTGAGE-BACKED SECURITIES
        (Cost $45,649,210)                                            43,277,045
                                                                     -----------
--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 3.1%
--------------------------------------------------------------------------------
     CenterPoint Energy Transition
        Bond Co. II, Ser 2005-A, Cl A3
        5.090%, 08/01/15                                 5,825,000     6,345,231
     TXU Electric Delivery Transition Bond,
        Ser 2004-1, Cl A3
        5.290%, 05/15/18                                 4,000,000     4,392,421
                                                                     -----------
     TOTAL ASSET-BACKED SECURITIES
        (Cost $9,740,209)                                             10,737,652
                                                                     -----------

See note to schedule of investments.

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

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 2.2%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
        Fiduciary Shares, 0.36%                         7,590,586  $   7,590,586
                                                                   -------------
     TOTAL AFFILIATED MONEY MARKET
        REGISTERED INVESTMENT COMPANY
        (Cost $7,590,586)                                              7,590,586
                                                                   -------------
  TOTAL INVESTMENTS - 99.0%
     (Cost $324,729,601) +                                           337,556,086
                                                                   -------------
  OTHER ASSETS & LIABILITIES, NET - 1.0%                               3,547,001
                                                                   -------------
  NET ASSETS - 100.0%                                              $ 341,103,087
                                                                   =============

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2009.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF OCTOBER 31, 2009, THE VALUE OF THIS SECURITY AMOUNTED TO $640,000, WHICH REPRESENTS 0.2% OF NET ASSETS.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF OCTOBER 31, 2009 WAS $1,051,333 AND REPRESENTED 0.3% OF NET ASSETS.

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $324,729,601, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $20,621,534 AND $(7,795,049), RESPECTIVELY.

ARM   - ADJUSTABLE RATE MORTGAGE

CL    - CLASS

CMO   - COLLATERALIZED MORTGAGE OBLIGATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

LLC   - LIMITED LIABILITY COMPANY

MTN   - MEDIUM TERM NOTE

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE     UNOBSERVABLE
                                                             10/31/09         PRICE         INPUTS         INPUTS
                                                           -------------   -----------   -------------   ------------
  Corporate Obligations                                    $ 164,917,313   $        --   $ 164,917,313   $         --
  U.S. Government Agency Mortgage-Backed Obligations         111,033,490            --     111,033,490             --
  Mortgage-Backed Securities                                  43,277,045            --      43,277,045             --
  Asset-Backed Securities                                     10,737,652            --      10,737,652             --
  Affiliated Money Market Registered Investment Company        7,590,586     7,590,586              --             --
                                                           -------------   -----------   -------------   ------------
Total:                                                     $ 337,556,086   $ 7,590,586   $ 329,965,500   $         --
                                                           =============   ===========   =============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

52                                1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                     Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - 96.8%
--------------------------------------------------------------------------------
  CALIFORNIA - 96.8%
     Alhambra, Unified School District,
        Election 2004, Ser B, GO,
        Callable 08/01/19 @ 100
        5.250%, 08/01/23                                $ 1,150,000  $ 1,235,180
     Berryessa, Unified School District, GO,
        National-RE Insured
        5.375%, 03/01/12                                    460,000      499,358
     Brentwood, Unified School District,
        Election 1997, Ser B, GO, National-RE
        FGIC Insured, Callable 08/01/10 @ 101
        4.850%, 08/01/14                                    410,000      420,094
     Burlingame, Elementary School District,
        GO, FSA Insured
        5.250%, 07/15/16                                    795,000      914,727
     California State, Department of
        Transportation, Federal Highway
        Grant Anticipation Bonds, Ser A, RB,
        National-RE FGIC Insured
        5.000%, 02/01/14                                  2,000,000    2,228,980
     California State, Department of Water
        Resources,
        Central Valley Project, Ser Z,
        RB, FGIC Insured, ETM
        5.000%, 12/01/12                                     10,000       11,208
        RB, National-RE FGIC Insured,
        5.000%, 12/01/12                                    990,000    1,101,325
        ETM, RB, FSA Insured
        5.500%, 12/01/14                                     10,000       11,803
        Power Supply Revenue, RB,
        Ser A, AMBAC Insured,
        Callable 05/01/12 @ 101
        5.500%, 05/01/15                                  1,225,000    1,315,797
        Ser H, FSA Insured,
        Callable 05/01/18 @ 100
        5.000%, 05/01/21                                  1,000,000    1,069,910
        5.000%, 05/01/22                                  1,030,000    1,096,672
        Subuser F5,
        Callable 05/01/18 @100
        5.000%, 05/01/22                                    600,000      634,422
        RB, FSA Insured
        5.500%, 12/01/14                                  1,325,000    1,540,074
     California State, Economic Recovery,
        Ser A, GO
        5.250%, 07/01/14                                    770,000      858,596
     California State, Educational Facilities
        Authority,

--------------------------------------------------------------------------------
Description                                                     Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
        Loyola-Marymount University,
        Ser A, RB, National-RE Insured,
        Callable 10/01/11 @ 101
        4.500%, 10/01/12                                $ 1,560,000  $ 1,635,332
        Santa Clara University, RB
        Callable 04/01/18 @ 100
        5.250%, 04/01/24                                    670,000      722,823
        Stanford University,
        Ser P, RB
        5.250%, 12/01/13                                    800,000      916,440
        Ser R, RB
        5.000%, 11/01/11                                    610,000      659,129
     California State, GO,
        AMBAC Insured
        5.000%, 11/01/17                                  1,000,000    1,060,800
        Callable 12/01/16 @ 100
        5.000%, 12/01/17                                  1,545,000    1,629,604
        National-RE FGIC Insured
        4.500%, 09/01/10                                  1,000,000    1,022,320
        California State, GO,
        Various Purposes,
        Callable 04/01/19 @ 100
        5.625%, 04/01/25                                  1,815,000    1,884,043
        Callable 10/01/19 @ 100
        5.250%, 10/01/21                                  1,000,000    1,033,510
     California State, Health Facilities
        Financing Authority, Stanford Hospital,
        Ser C, RB, FSA Insured (A)
        0.300%, 11/15/36                                  2,445,000    2,445,000
     California State, Public Works Board
        Lease, Various University of
        California Projects, Ser A, RB, AMBAC
        Insured, Callable 12/24/09 @ 100
        5.100%, 12/01/10                                  1,000,000    1,002,680
     Chaffey, Unified High School District,
        GO, National-RE FGIC Insured
        5.000%, 08/01/15                                  1,000,000    1,122,100
     Coast Community College, GO,
        National-RE Insured
        5.250%, 08/01/15                                  1,000,000    1,142,750
     Corona-Norca Unified School District,
        Election 2006, Ser A, GO, FSA Insured
        5.000%, 08/01/17                                    500,000      548,675
     Cupertino, Unified School District, GO,
        FSA Insured, Callable 08/01/11 @ 100
        5.250%, 08/01/13                                    595,000      632,140

See note to schedule of investments.

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

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                     Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Desert Sands Unified School District,
        Election 2001, GO,
        Callable 08/01/18 @ 100
        5.750%, 08/01/19                                $   650,000  $   744,003
        5.250%, 08/01/20                                    600,000      658,542
        5.250%, 08/01/22                                    550,000      596,458
     East Bay, Municipal Utility District,
        Water System Project, RB,
        National-RE Insured,
        Prerefunded @ 100 (B)
        5.250%, 06/01/11                                  1,250,000    1,340,975
     Eastern Municipal Water District,
        Ser A, COP,
        National-RE FGIC Insured,
        Callable 07/01/11 @ 100
        5.250%, 07/01/12                                    300,000      318,300
        5.250%, 07/01/13                                  1,000,000    1,058,630
        5.375%, 07/01/16                                  2,120,000    2,221,506
        5.375%, 07/01/17                                  2,410,000    2,525,005
     El Camino, Community College, GO,
        FSA Insured, Callable 08/01/15 @ 100
        5.000%, 08/01/16                                  1,000,000    1,096,980
     Fallbrook, Unified High School
        District, GO, National-RE
        FGIC Insured
        5.375%, 09/01/12                                    250,000      275,302
     Fremont, Unified High School District,
        Ser B, ETM, GO
        5.000%, 09/01/10                                    600,000      623,214
     Fresno, Joint Powers Financing Authority,
        Fresno City Hall, RB, AMBAC Insured,
        Callable 08/01/10 @ 100
        4.600%, 08/01/11                                    500,000      507,430
     Gilroy, Unified School District, Election 2008,
        Ser A, GO, Callable 08/01/19 @ 100
        5.250%, 08/01/22                                  1,760,000    1,907,858
     Grant, Joint Union High School District,
        Election 2006, GO, FSA Insured
        Callable 08/01/18 @ 100
        5.000%, 08/01/21                                    975,000    1,037,390
     Hayward, Unified School District, GO,
        Callable 08/01/16 @ 100
        5.000%, 08/01/25                                  1,000,000    1,048,880
     Kings River, Conservation District,
        Pine Flat Power, Ser F, RB
        4.625%, 01/01/11                                    500,000      522,775
     Livermore-Amador Valley, Water
        Management Authority,

--------------------------------------------------------------------------------
Description                                                     Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
        Ser A, RB, AMBAC Insured,
        Callable 08/01/11 @ 100
        5.000%, 08/01/13                                $   400,000  $   423,968
        5.250%, 08/01/14                                    750,000      793,350
     Lodi, Unified School District,
        Election 2002, GO, FSA Insured
        Callable 08/01/13 @ 100
        5.250%, 08/01/22                                  1,000,000    1,038,040
     Long Beach, Unified School District,
        Election of 2008, Ser A, GO,
        Callable 08/01/19 @ 100
        5.250%, 08/01/25                                  1,500,000    1,629,765
        Ser B, GO, Callable 08/01/19 @ 100
        5.250%, 08/01/24                                  1,000,000    1,093,210
     Los Angeles County, Metropolitan
        Transportation Authority, Sales Tax Project,
        C-2nd Senior, Ser A, RB,
        AMBAC Insured
        5.500%, 07/01/10                                  1,050,000    1,084,524
        National-RE FGIC Insured
        5.000%, 07/01/10                                  2,000,000    2,059,480
     Los Angeles Harbor Department Ser A,
        RB, Callable 08/01/19 @ 100
        5.000%, 08/01/20                                  2,000,000    2,190,360
        Los Angeles,
        Ser A, GO,
        National-RE Insured
        5.250%, 09/01/11                                    250,000      268,642
        Ser B, GO, FSA Insured,
        Callable 09/01/15 @ 100
        5.000%, 09/01/16                                  1,000,000    1,115,170
     Los Angeles, Community College District,
        Election 2003, Ser E, GO,
        FSA Insured,
        Callable 08/01/16 @ 100
        5.000%, 08/01/17                                  1,000,000    1,114,750
        Election 2008, Ser A, GO,
        Callable 08/01/19 @ 100
        5.500%, 08/01/22                                  1,500,000    1,700,685
        5.500%, 08/01/24                                    400,000      448,676
     Los Angeles, Department of Airports,
        Airport Revenue, Los Angeles
        International Airport, Ser C, RB
        Callable 05/15/18 @ 100
        5.250%, 05/15/21                                  1,000,000    1,065,760
     Los Angeles, Department of
        Water & Power,
        Ser A-A-1, RB,

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

54                                1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                     Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
        National-RE Insured,
        5.250%, 07/01/10                                $ 1,710,000  $ 1,765,968
        5.250%, 07/01/11                                  1,045,000    1,117,126
        Callable 07/01/11 @ 100
        5.250%, 07/01/13                                  2,075,000    2,200,164
        Ser B, RB,
        National-RE Insured,
        Callable 07/01/11 @ 100
        5.000%, 07/01/13                                    430,000      479,304
     Los Angeles, Unified School District, GO,
        Election 1997, Ser E,
        National-RE Insured,
        Prerefunded @ 100
        5.500%, 07/01/12                                  1,390,000    1,551,713
        National-RE Insured,
        5.500%, 07/01/12                                  1,240,000    1,370,126
        Ser D, Callable 07/01/19 @ 100
        5.250%, 07/01/24                                  1,000,000    1,080,130
        Ser D, FGIC Insured,
        Prerefunded @ 100
        5.500%, 07/01/10                                  2,000,000    2,068,340
        Ser I, Callable 07/01/19 @ 100
        5.000%, 07/01/25                                  1,400,000    1,475,586
     Los Angeles, Waste Water System, Ser C,
        RB, National-RE Insured
        5.375%, 06/01/12                                  1,145,000    1,262,466
     Los Gatos-Saratoga, Joint Unified
        High School, Election 1998,
        Ser B, GO, Prerefunded @ 100 (B)
        4.600%, 12/01/10                                    875,000      923,877
     M-S-R Public Power Authority, San Juan
        Project, Ser I, RB, National-RE Insured,
        Callable 07/01/11 @ 100
        5.000%, 07/01/14                                  2,630,000    2,729,098
     Metropolitan, Water District of Southern
        California, Ser A, RB,
        Callable 07/01/11 @ 101
        5.375%, 07/01/12                                  2,185,000    2,362,903
     Modesto Irrigation District, COP,
        Capital Improvements, Ser A,
        Callable 04/01/19 @ 100
        5.500%, 10/01/25                                  1,500,000    1,589,160
     Mountain View, Shoreline Regional Park
        Community, Ser A, TA, National-RE
        Insured
        5.600%, 08/01/10                                    500,000      500,020

--------------------------------------------------------------------------------
Description                                                     Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     North Orange County, Community College
        District, GO, National-RE Insured
        5.000%, 08/01/15                                $ 1,000,000  $ 1,129,480
     Northern California Transmission Agency,
        California-Oregon Transmission Project,
        Ser A, RB, Callable 05/01/19 @ 100
        5.000%, 05/01/22                                  1,035,000    1,087,681
     Norwalk, La Mirada Unified School District,
        Election 2002, Ser A, GO, FGIC Insured,
        Prerefunded @ 100 (B)
        5.000%, 08/01/13                                  1,800,000    2,034,666
     Orange County, Local Transportation
        Authority, Measure M, Second Senior,
        Ser A, RB, National-RE Insured
        5.500%, 02/15/10                                  1,200,000    1,216,788
     Orange County, Sanitation District,
        Ser B, COP, FSA Insured,
        5.000%, 02/01/17                                    450,000      507,236
        Callable 02/01/17 @ 100
        5.000%, 02/01/23                                  2,615,000    2,784,609
        5.000%, 02/01/25                                  1,200,000    1,266,228
     Orange County, Water District,
        Ser B, COP, National-RE Insured,
        Callable 02/15/15 @ 100
        5.000%, 08/15/24                                    700,000      735,364
     Paramount, Unified School District,
        GO, FSA Insured
        5.000%, 09/01/15                                  1,000,000    1,116,310
     Port of Oakland, RB,
        Ser B, National-RE Insured,
        Callable 11/01/17 @ 100
        5.000%, 11/01/18                                  1,000,000    1,058,010
        Ser M, FGIC Insured,
        Prerefunded @ 100
        5.250%, 11/01/12                                  1,000,000    1,120,230
     Redding, Electric System Revenue,
        Ser A, COP, FSA Insured,
        Callable 06/01/18 @ 100
        5.000%, 06/01/22                                  1,500,000    1,553,895
        5.000%, 06/01/24                                  1,000,000    1,025,910
     Redwood City, Elementary School District,
        GO, National-RE FGIC Insured
        5.500%, 08/01/10                                  1,140,000    1,173,653
        5.500%, 08/01/14                                    900,000      998,289
     Riverside, Community College, GO,
        FSA Insured, Callable 08/01/15 @ 100
        5.000%, 08/01/19                                  1,700,000    1,823,284

See note to schedule of investments.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                     Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Sacramento, Municipal Utility District, RB,
        Electric Power & Light Revenues,
        Ser O, National-RE Insured
        5.250%, 08/15/10                                $   500,000  $   518,035
        Ser P, FSA Insured,
        Callable 08/15/11 @ 100
        5.250%, 08/15/13                                  1,635,000    1,739,313
        Ser R, National-RE Insured,
        5.000%, 08/15/15                                  1,480,000    1,631,004
        Callable 08/15/13 @ 100
        5.000%, 08/15/16                                  1,000,000    1,063,940
        Ser U, FSA Insured,
        Callable 08/15/18 @100
        5.000%, 08/15/23                                  1,000,000    1,080,290
     San Bernardino County, Community
        College District, GO,
        Election 2002, Ser A,
        Callable 8/01/18 @ 100
        6.250%, 08/01/24                                  1,000,000    1,166,140
        FSA Insured
        5.000%, 08/01/15                                  1,000,000    1,135,200
     San Bernardino County, Transportation
        Authority, Ser A, RB, National-RE
        Insured
        6.250%, 03/01/10                                  2,000,000    2,031,940
     San Bernardino, Municipal Water
        Department, Sewer Authority, COP,
        National-RE FGIC Insured,
        Callable 12/24/09 @ 101
        5.000%, 02/01/11                                  1,130,000    1,142,306
     San Diego County, Water Authority, COP,
        Ser A, FSA Insured,
        Callable 05/01/18 @ 100
        5.000%, 05/01/20                                  1,000,000    1,081,120
        Water Revenues, Ser 2008A,
        National-RE FGIC Insured
        5.250%, 05/01/16                                  1,310,000    1,468,733
     San Diego, Public Facilities Financing
        Authority,
        RB, National-RE Insured,
        Callable 08/01/12 @ 100
        5.000%, 08/01/14                                  1,000,000    1,068,280
        Sewer Authority, Ser B, RB,
        Callable 05/15/19 @ 100
        5.500%, 05/15/23                                  2,385,000    2,604,873
        Water Authority, Ser B, RB,
        Callable 08/01/19 @ 100
        5.000%, 08/01/21                                  1,000,000    1,090,930

--------------------------------------------------------------------------------
Description                                                     Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Francisco City & County,
        Academy Sciences Improvement, Ser E, GO
        National-RE Insured,
        Callable 06/15/14 @ 100
        5.000%, 06/15/24                                $ 2,000,000  $ 2,096,380
        Airport Commission, International
        Airport, Second Series, Issue 32F,
        RB, National-RE FGIC Insured
        5.250%, 05/01/19                                  2,000,000    2,189,220
        Callable 05/01/16 @ 100
        5.000%, 05/01/22                                  2,000,000    2,079,720
        Public Utilities Commission,
        Water Revenue,
        Ser A, RB, FSA Insured,
        5.000%, 11/01/10                                  1,000,000    1,044,250
        5.000%, 11/01/11                                  1,000,000    1,077,450
        Callable 05/01/16 @ 100
        5.000%, 11/01/23                                  1,000,000    1,059,020
        Ser B, RB, National-RE Insured,
        Callable 11/01/12 @ 100
        5.000%, 11/01/15                                  1,250,000    1,336,550
        Unified School District, Prop A,
        Election 2006,, Ser B, GO,
        Callable 06/15/19 @ 100
        5.250%, 06/15/23                                    620,000      678,218
     San Francisco, Bay Area Rapid Transit, RB,
        AMBAC Insured, Callable 07/01/11 @ 100
        5.250%, 07/01/14                                    300,000      318,555
     San Joaquin County, Delta Community
        College District, Election 2004,
        Ser A, GO, FSA Insured
        4.500%, 08/01/15                                  1,000,000    1,105,760
     San Jose, Financing Authority, Convention
        Center Project, Ser F, RB, National-RE
        Insured
        4.250%, 09/01/11                                  1,765,000    1,868,129
     San Juan, Unified School District, GO,
        FSA Insured
        5.250%, 08/01/10                                  1,150,000    1,191,964
     San Mateo County, Transit District, Ser A,
        RB, National-RE Insured
        5.250%, 06/01/16                                  2,000,000    2,261,580
     San Mateo, Unified High School District,
        Election 2000, Ser A, GO, FGIC Insured,
        Prerefunded @ 100 (B)
        5.375%, 09/01/11                                  2,195,000    2,387,041

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

56                                1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Ramon Valley, Unified School District,
        Election 2002, GO, FSA Insured,
        Callable 08/01/14 @ 100
        5.250%, 08/01/18                             $  1,250,000   $  1,373,963
     Santa Ana, Community Redevelopment
        Agency, Mainplace Project, Ser E,
        ETM, RB, USGOV Insured
        6.400%, 12/15/10                                  165,000        172,392
     Santa Maria, Joint Unified High School
        District, Ser A, ETM, GO, FSA Insured
        5.500%, 08/01/15                                  510,000        585,164
     Solano County, Community College,
        Election 2002, Ser A, GO, National-RE
        Insured, Prerefunded @ 100 (B)
        5.000%, 08/01/13                                1,865,000      2,104,503
     Southern California, Public Power
        Authority Transmission Project
        Revenue, Sub Southern Transmission,
        Series A, RB
        Callable 01/01/2019 @ 100
        5.000%, 07/01/23                                1,000,000      1,079,180
     Stockton, Unified School District,
        Election 2005, GO, FSA Insured
        5.000%, 08/01/16                                  645,000        701,005
     Torrance, Unified School District
        Election 2008, Measure Z, GO,
        Callable 8/01/2019 @ 100
        5.500%, 08/01/25                                1,000,000      1,106,360
     Turlock, Irrigation District, Ser A,
        RB, National-RE Insured
        6.000%, 01/01/11                                  500,000        522,125
     University of California, Ser O, RB,
        Callable 05/15/19 @ 100
        5.500%, 05/15/22                                2,000,000      2,288,620
                                                                    ------------
     TOTAL MUNICIPAL BONDS
        (Cost $149,916,192)                                          155,461,987
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 1.7%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds, California
        Money Fund                                      2,686,777   $  2,686,777
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $2,686,777)                                              2,686,777
                                                                    ------------
  TOTAL INVESTMENTS - 98.5%
     (Cost $152,602,969) +                                           158,148,764
                                                                    ------------
  OTHER ASSETS & LIABILITIES, NET - 1.5%                               2,428,563
                                                                    ------------
  NET ASSETS - 100.0%                                               $160,577,327
                                                                    ============

--------------------------------------------------------------------------------
+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $152,602,969, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,725,577 AND $(179,782), RESPECTIVELY.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2009.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP - CERTIFICATES OF PARTICIPATION

ETM - ESCROWED TO MATURITY

FGIC - FINANCIAL GUARANTY INSURANCE CORPORATION

FSA - FINANCIAL SECURITY ASSURANCE

GO - GENERAL OBLIGATION

RB - REVENUE BOND

RE - REINSURED

SER - SERIES

TA - TAX ALLOCATION

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           57

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                    LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                     10/31/09         PRICE          INPUTS        INPUTS
                                  -------------   ------------   -------------   ------------
   Municipal Bonds                $ 155,461,987   $         --   $ 155,461,987   $         --
   Registered Investment Company      2,686,777      2,686,777              --             --
                                  -------------   ------------   -------------   ------------
Total:                            $ 158,148,764   $  2,686,777   $ 155,461,987   $         --
                                  =============   ============   =============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

58                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - 97.7%
--------------------------------------------------------------------------------
  ALASKA - 3.9%
     Alaska State, International Airports System,
        Ser D, RB, National-RE Insured,
        Callable 10/01/16 @ 100
        5.000 %, 10/01/22                            $  2,000,000   $  2,080,400
     Anchorage, City of Anchorage Schools,
        Ser B, GO,
        Callable 08/01/18 @ 100
        5.000%, 08/01/24                                1,000,000      1,070,810
        National-RE FGIC Insured
        5.000%, 09/01/17                                  500,000        567,770
                                                                    ------------
                                                                       3,718,980
                                                                    ------------
  ARIZONA - 3.2%
     Arizona State, Transportation Board &
        Highway Revenue, Ser A, RB,
        Callable 07/01/12 @ 102
        5.250%, 07/01/17                                1,000,000      1,088,990
        Phoenix, GO, Ser A,
        6.250%, 07/01/17                                1,000,000      1,227,000
        Tucson, Water Revenue, RB,
        Callable 07/01/19 @ 100
        5.000%, 07/01/21                                  640,000        687,110
                                                                    ------------
                                                                       3,003,100
                                                                    ------------
  CALIFORNIA - 21.7%
     California State, Department of Transportation,
        Federal Highway Grant Anticipation Bonds,
        Ser A, RB, National-RE FGIC Insured
        5.000%, 02/01/14                                1,000,000      1,114,490
     California State, Department of
        Water Resources,
          Central Valley Project,
        Ser X, RB, National-RE FGIC Insured,
        5.500%, 12/01/15                                  600,000        699,018
        Central Valley Project, Ser Z, RB,
        National-RE FGIC Insured,
        5.000%, 12/01/12                                  500,000        556,225
        Power Supply Revenue, RB, Ser H,
        FSA Insured,
        Callable 05/01/18 @ 100
        5.000%, 05/01/22                                1,000,000      1,064,730
     California State, Educational Facilities
        Authority, Loyola-Marymount University,
        Ser A, RB, National-RE Insured,
        4.500%, 10/01/12                                1,000,000      1,048,290
     California State, GO,
        Various Purposes,
        Callable 04/01/19 @ 100

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  CALIFORNIA - (CONTINUED)
        5.625%, 04/01/25                             $  1,000,000   $  1,038,040
        Callable 10/01/19 @ 100
        5.250%, 10/01/21                                1,000,000      1,033,510
     Chico, Unified School District
        Ser B, GO, FSA Insured,
        Callable 08/01/18 @ 100
        5.000%, 08/01/25                                1,625,000      1,686,652
     Contra Costa, Water District,
        Ser E, RB, AMBAC Insured
        6.250%, 10/01/12                                  545,000        594,382
     Elsinore Valley, Municipal Water
        District, COP, National-RE FGIC
        Insured
        5.375%, 07/01/18                                  750,000        819,630
     Long Beach, Unified School District,
        Election of 2008, Ser A, GO,
        Callable 08/01/19 @ 100
        5.250%, 08/01/24                                  525,000        573,935
        5.250%, 08/01/25                                1,000,000      1,086,510
     Los Angeles, Ser A, GO, National-RE
        Insured
        5.250%, 09/01/12                                  625,000        691,225
     Los Angeles, Unified School District,
        GO, Ser I, Callable 07/01/19 @ 100
        5.000%, 07/01/25                                1,000,000      1,053,990
     Redding, Electric System Revenue,
        Ser A, COP, FSA Insured,
        Callable 06/01/18 @ 100
        5.000%, 06/01/22                                1,000,000      1,035,930
     Sacramento Municipal Utility District,
        Ser R, RB, National-RE Insured,
        Callable on 08/15/13 @ 100
        5.000%, 08/15/23                                  500,000        515,405
     San Bernardino County, Community
        College District, GO, Election 2002,
        Ser A, Callable 8/01/18 @ 100
        6.250%, 08/01/24                                  850,000        991,219
     San Francisco City & County, Airport
        Commission, International Airport,
        Second Series, Issue 32F,
        RB, National-RE FGIC Insured
        5.250%, 05/01/19                                1,000,000      1,094,610
     San Jose, Redevelopment Agency, TA,
        ETM, National-RE Insured,
        Prerefunded @ 100 (A)
        6.000%, 08/01/15                                  330,000        395,703
        National-RE Insured
        6.000%, 08/01/15                                  775,000        854,174

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           59

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  CALIFORNIA - (CONTINUED)
     San Ramon Valley, Unified School District,
        Election 2002, GO, FSA Insured,
        Callable 08/01/14 @ 100
        5.250%, 08/01/18                             $  1,670,000   $  1,835,614
     Torrance, Unified School District,
        Election of 2008, Measure Y, GO,
        Callable 8/01/19 @ 100
        5.500%, 08/01/25                                  750,000        829,770
                                                                    ------------
                                                                      20,613,052
                                                                    ------------
  COLORADO - 0.4%
     Regional Transportation District, Sales Tax,
        Ser B, RB, AMBAC Insured
        5.250%, 11/01/12                                  350,000        390,327
                                                                    ------------
  FLORIDA - 1.7%
     Florida State Municipal Power Agency
        Revenue, All Requirements Supply,
        Ser C, RB, LOC Bank of America (B)
        0.220 %, 10/01/35                               1,100,000      1,100,000
     Jacksonville, Local Government, Sales
        Tax Revenue, RB, National-RE FGIC Insured
        5.500 %, 10/01/13                                 500,000        567,485
                                                                    ------------
                                                                       1,667,485
                                                                    ------------
  GEORGIA - 1.2%
     Atlanta, Water & Wastewater Revenue,
        Ser A, RB, National-RE FGIC Insured
        5.500%, 11/01/13                                1,000,000      1,098,130
                                                                    ------------
  HAWAII - 6.0%
     Hawaii County, Ser A, GO, FGIC Insured,
        Prerefunded @ 100 (A)
        5.500%, 07/15/11                                  635,000        685,768
     Hawaii State, Highway Revenue,
        Ser B, RB, FSA Insured
        5.000%, 07/01/15                                1,000,000      1,128,860
     Honolulu City and County,
        Ser A, GO, Callable 04/01/19
        @ 100
        5.000%, 04/01/25                                1,000,000      1,090,840
        Ser A, GO, FSA Insured,
        Prerefunded @ 100 (A)
        5.375%, 09/01/11                                1,080,000      1,170,353
     Kauai County, Ser A, GO,
        National-RE Insured,
        Callable 08/01/11 @ 100
        5.625%, 08/01/13                                  440,000        470,681
        Prerefunded @ 100 (A)
        5.625%, 08/01/11                                   60,000         65,161

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  HAWAII - (CONTINUED)
     University of Hawaii Revenue,
        Ser A, RB, Callable 10/01/19
        @ 100
        5.500%, 10/01/22                             $    500,000   $    558,670
        5.500%, 10/01/23                                  500,000        555,220
                                                                    ------------
                                                                       5,725,553
                                                                    ------------
  IDAHO - 4.5%
     Idaho State, Housing & Finance
        Association, Grant & Revenue
        Anticipation, Federal Highway Trust, RB,
        National-RE Insured
        5.000%, 07/15/15                                1,000,000      1,135,360
        Ser A, Callable 7/15/19 @ 100
        5.000%, 07/15/22                                  400,000        432,536
        5.250%, 07/15/24                                1,455,000      1,590,126
     Twin Falls County, School District
        No. 411, GO, National-RE Insured
        5.000%, 09/15/16                                1,000,000      1,102,320
                                                                    ------------
                                                                       4,260,342
                                                                    ------------
  ILLINOIS - 10.7%
     Chicago,
        Ser A, GO, FSA Insured
        Callable 01/01/16 @ 100
        5.000%, 01/01/23                                1,025,000      1,080,411
        Ser C, GO, Callable 01/01/19 @ 100
        5.000%, 01/01/23                                  460,000        494,597
     Chicago, Board of Education,
        Ser B, GO, AMBAC Insured,
        Callable 12/01/17 @ 100
        5.000%, 12/01/23                                1,040,000      1,077,700
        Ser B, GO, FSA Insured (B)
        0.600%, 03/01/32                                1,000,000      1,000,000
     Chicago, O'Hare International Airport,
        2nd Lein, Ser C, RB, National-RE
        Insured
        5.000%, 01/01/10                                1,000,000      1,006,750
        3rd Lien, Ser D, RB, LOC Dexia
        Credit Local (B)
        0.280%, 01/01/35                                1,000,000      1,000,000
        Ser B, RB, FSA Insured,
        Callable 01/01/17 @ 100
        5.000%, 01/01/19                                1,455,000      1,571,982
     Chicago, Project & Refunding, Ser A, GO,
        Callable 01/01/18 @ 100
        5.250%, 01/01/21                                  870,000        977,201

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

60                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  ILLINOIS - (CONTINUED)
     Illinois State Toll Highway Authority,
        Toll Highway Revenue,
        Ser A-1, RB, FSA Insured (B)
        0.290%, 01/01/31                             $  2,000,000   $  2,000,000
                                                                    ------------
                                                                      10,208,641
                                                                    ------------
  MASSACHUSETTS - 3.6%
     Massachusetts State,
         School Building Authority,
        Ser A, RB, FSA Insured
        5.000%, 08/15/14                                1,000,000      1,131,220
        Water Resources Authority,
        Ser A, RB, National-RE Insured
        5.250%, 08/01/15                                1,000,000      1,148,500
        5.250%, 08/01/16                                1,000,000      1,150,190
                                                                    ------------
                                                                       3,429,910
                                                                    ------------
  NEVADA - 2.3%
     Clark County,
        Limited Tax-Bond Bank, GO,
        Callable 6/01/18 @ 100
        5.000%, 06/01/25                                  725,000        760,525
        School District, Ser A, GO,
        FSA Insured, Callable 12/15/12
        @ 103
        5.500%, 06/15/16                                  500,000        545,515
     Las Vegas, Water District Revenue,
        Ser B, GO, National-RE Insured,
        Callable 12/01/12 @ 100
        5.250%, 06/01/14                                  300,000        328,650
     Nevada State, Capital Improvements,
        Ser A, GO, National-RE Insured,
        Callable 05/01/12 @ 100
        5.000%, 11/01/16                                  500,000        524,940
                                                                    ------------
                                                                       2,159,630
                                                                    ------------
  NEW JERSEY - 3.0%
     New Jersey State,
        Ser L, GO, AMBAC Insured
        5.250%, 07/15/16                                1,000,000      1,153,250
        Transportation Trust Fund Authority,
        Ser A, RB,
        5.250%, 12/15/21                                  515,000        567,968
        Transportation Trust Fund Authority,
        Ser C, ETM, RB, National-RE Insured
        5.250%, 06/15/15                                1,000,000      1,158,500
                                                                    ------------
                                                                       2,879,718
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  NEW YORK - 6.2%
     Long Island Power Authority, Electrical
        System Revenue, Ser J, RB, FSA
        Insured (B)
        0.250%, 12/01/29                             $  1,555,000   $  1,555,000
     New York State,
           Ser C-1, GO, FSA Insured,
        Callable 10/01/17 @ 100
        5.000%, 10/01/24                                1,000,000      1,054,010
        Ser M, GO, FSA Insured
        5.000%, 04/01/15                                1,000,000      1,104,390
     New York State, Thruway Authority,
        Second Highway and Bridge Trust Fund,
        Ser A, RB, National-RE Insured,
        Prerefunded @ 100 (A)
        5.000%, 04/01/14                                1,000,000      1,117,900
        Ser B, RB, Callable 04/01/19 @ 100
        5.000%, 04/01/21                                1,000,000      1,087,540
                                                                    ------------
                                                                       5,918,840
                                                                    ------------
  NORTH CAROLINA - 0.3%
     Charlotte, GO
        5.000%, 08/01/10                                  300,000        310,275
                                                                    ------------
  OREGON - 7.5%
     Chemeketa, Community College
        District, ETM, GO, FGIC Insured
        5.500%, 06/01/12                                1,060,000      1,165,279
     Jackson County, Juvenille Services
        Center, GO, FSA Insured
        5.000%, 06/01/10                                1,000,000      1,026,800
     McMinnville, School District,
        No. 40, GO, FSA Insured
        5.000%, 06/15/11                                1,000,000      1,066,700
     Portland, Sewer System Revenue,
        Second Lien, Ser B, RB, FSA Insured,
        Callable 06/15/18 @ 100
        5.000%, 06/15/23                                1,000,000      1,093,560
     Washington County, School District
        Authority No. 15, GO, FSA Insured
        5.000%, 06/15/14                                1,000,000      1,112,430
     Washington, Multnomah & Yamill
        Counties, School District Authority,
        GO, National-RE Insured
        5.000%, 06/01/11                                  500,000        532,145
     Yamill County, School District Authority
        No. 29J, GO, National-RE FGIC Insured
        5.250%, 06/15/16                                1,000,000      1,113,100
                                                                    ------------
                                                                       7,110,014
                                                                    ------------

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           61

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  TEXAS - 10.3%
     Austin, Water & WasteWater System
        Revenue, RB, LOC Dexia Credit Local
        Callable 11/15/09 @ 100 (B)
        0.300%, 05/15/31                                $1,200,000   $ 1,200,000
     Denton, Utilities System Revenue, RB,
        National-RE Insured
        5.250%, 12/01/23                                 1,065,000     1,117,579
     Houston, Texas Utility System Revenue,
        First Lien, Ser A, RB, FSA Insured
        5.250%, 11/15/17                                 1,000,000     1,134,310
     Lamar Consolidated Independent School
        District, Schoolhouse, GO, PSF Insured
        5.000%, 02/15/17                                   600,000       687,648
     Lower Colorado River Authority,
        RB, Callable 05/15/19 @ 100
        5.000%, 05/15/22                                   640,000       675,744
        Texas Revenue, RB,
        Callable 05/15/19 @ 100
        5.000%, 05/15/21                                   935,000       992,484
     North East Independent School District,
        Ser A, GO, PSF Insured
        5.000%, 08/01/17                                   500,000       566,760
     San Antonio, Water Revenue, RB,
        National-RE FGIC Insured
        5.000%, 05/15/17                                 1,000,000     1,133,910
     Texas State, University Systems
        Financing Revenue,
        RB, Callable 03/15/18 @ 100
        5.250%, 03/15/21                                 1,000,000     1,109,820
        RB, FSA Insured, Prerefunded
        @ 100 (A)
        4.800%, 03/15/10                                 1,170,000     1,189,130
                                                                     -----------
                                                                       9,807,385
                                                                     -----------
  UTAH - 1.7%
     Utah State, Board of Regents Auxilliary &
        Campus Facilities Revenue, Ser A, RB,
        National-RE Insured,
        Callable 04/01/15 @ 100
        5.000%, 04/01/17                                 1,500,000     1,633,065
                                                                     -----------
  WASHINGTON - 9.5%
     King County, School District No. 410, GO,
        National-RE FGIC Insured
        5.500%, 12/01/10                                 1,285,000     1,351,936
     Pierce County, GO, AMBAC Insured,
        Callable 08/01/15 @ 100
        5.125%, 08/01/16                                 1,375,000     1,541,086

--------------------------------------------------------------------------------
Description                                             Par/Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  WASHINGTON - (CONTINUED)
     Seattle, Limited Tax, Ser B, GO,
        5.500%, 03/01/11                                $1,935,000   $ 2,055,144
        ETM, Prerefunded @ 100 (A)
        5.500%, 03/01/11                                    65,000        69,152
     Washington State, Ser A, GO,
        Callable 07/01/17 @ 100
        5.000%, 07/01/19                                 1,000,000     1,107,750
     Washington State, Public Power
        Supply System, Nuclear Project No. 1,
        Ser 1A-1, RB, LOC Bank of America,
        Partially Prerefunded @ 100 (B)
        0.240%, 07/01/17                                 2,900,000     2,900,000
                                                                     -----------
                                                                       9,025,068
                                                                     -----------
     TOTAL MUNICIPAL BONDS
        (Cost $89,569,507)                                            92,959,515
                                                                     -----------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 0.1%
--------------------------------------------------------------------------------
     Fidelity Institutional Tax-Exempt Portfolio            49,715        49,715
                                                                     -----------
     TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $49,715)                                                    49,715
                                                                     -----------
  TOTAL INVESTMENTS - 97.8%
     (Cost $89,619,222) +                                             93,009,230
                                                                     -----------
  OTHER ASSETS & LIABILITIES, NET - 2.2%                               2,081,120
                                                                     -----------
  NET ASSETS - 100.0%                                                $95,090,350
                                                                     ===========

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

62                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $89,619,222, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,494,207 AND $(104,199), RESPECTIVELY.

(A)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2009.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP   - CERTIFICATES OF PARTICIPATION

ETM   - ESCROWED TO MATURITY

FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION

FSA   - FINANCIAL SECURITY ASSURANCE

GO    - GENERAL OBLIGATION

LOC   - LETTER OF CREDIT

PSF   - PRIORITY SOLIDARITY FUND

RB    - REVENUE BOND

RE    - REINSURED

SER   - SERIES

TA    - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                LEVEL 2        LEVEL 3
                                    TOTAL FAIR     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                     VALUE AT       QUOTED    OBSERVABLE    UNOBSERVABLE
                                     10/31/09       PRICE       INPUTS         INPUTS
                                   ------------   --------   ------------   ------------
   Municipal Bonds                 $ 92,959,515   $     --   $ 92,959,515   $         --
   Registered Investment Company         49,715     49,715             --             --
                                   ------------   --------   ------------   ------------
Total:                             $ 93,009,230   $ 49,715   $ 92,959,515   $         --
                                   ============   ========   ============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           63

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                    Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 40.2%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 2.3%
     Comcast
        5.500%, 03/15/11                                $  500,000   $   525,838
        5.300%, 01/15/14                                   150,000       159,970
     Staples
        7.750%, 04/01/11                                   700,000       752,296
     Time Warner
        5.500%, 11/15/11                                   500,000       534,536
                                                                     -----------
                                                                       1,972,640
                                                                     -----------
  CONSUMER STAPLES - 4.5%
     Anheuser-Busch InBev Worldwide (A)
        3.000%, 10/15/12                                 1,000,000     1,008,656
     Coca-Cola
        3.625%, 03/15/14                                   250,000       260,606
     General Mills
        6.000%, 02/15/12                                   500,000       544,109
     Kellogg, Ser B
        6.600%, 04/01/11                                   500,000       537,771
     Kraft Foods
        6.250%, 06/01/12                                   500,000       542,965
     Kroger
        5.500%, 02/01/13                                   500,000       535,451
     Safeway
        6.500%, 03/01/11                                   500,000       529,801
                                                                     -----------
                                                                       3,959,359
                                                                     -----------
  ENERGY - 7.8%
     ConocoPhillips
        4.750%, 10/15/12                                   500,000       537,636
     Consolidated Natural Gas
        6.000%, 10/15/10                                   325,000       338,318
     Enterprise Products Operating, Ser K
        4.950%, 06/01/10                                   500,000       507,334
     Kinder Morgan Energy Partners
        7.500%, 11/01/10                                   800,000       835,524
     Marathon Oil Corp
        6.125%, 03/15/12                                   800,000       864,912
     Northern Natural Gas (A)
        7.000%, 06/01/11                                   500,000       538,958
     SeaRiver Maritime, Callable 12/31/09 @ 93.37
        Zero Coupon, 09/01/12                            2,000,000     1,871,268
     Shell International Finance
        4.000%, 03/21/14                                 1,000,000     1,050,852
     Williams Cos (A)
        6.375%, 10/01/10                                   230,000       236,685
                                                                     -----------
                                                                       6,781,487
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - 7.6%
     BP Capital Markets
        3.125%, 03/10/12                                $1,000,000   $ 1,033,942
     Goldman Sachs Group
        5.700%, 09/01/12                                   500,000       542,577
     Goldman Sachs Group, MTN (B)
        0.548%, 03/02/10                                   500,000       500,103
     John Deere Capital
        5.100%, 01/15/13                                   500,000       537,945
     John Deere Capital, MTN
        5.400%, 10/17/11                                   510,000       548,853
     JPMorgan Chase
        4.750%, 05/01/13                                 1,000,000     1,059,905
        3.125%, 12/01/11                                   500,000       520,397
     Lehman Brothers Holdings, MTN (C)
        5.625%, 01/24/13                                   500,000        80,000
     UNUM Group
        7.625%, 03/01/11                                   250,000       258,121
     Wells Fargo
        6.450%, 02/01/11                                 1,000,000     1,054,498
        3.000%, 12/09/11                                   500,000       519,081
                                                                     -----------
                                                                       6,655,422
                                                                     -----------
  HEALTH CARE - 4.2%
     Cigna
        7.000%, 01/15/11                                   500,000       525,845
     Eli Lilly
        3.550%, 03/06/12                                   500,000       523,507
     Pfizer
        4.450%, 03/15/12                                   500,000       530,201
     UnitedHealth Group
        5.250%, 03/15/11                                   500,000       521,921
     Wellpoint
        6.000%, 02/15/14                                   475,000       514,138
        4.250%, 12/15/09                                   500,000       501,984
     Wyeth
       5.500%, 03/15/13                                    500,000       548,998
                                                                     -----------
                                                                       3,666,594
                                                                     -----------
  INDUSTRIAL - 3.1%
     Burlington Northern Santa Fe
        6.750%, 07/15/11                                   500,000       543,289
     General Electric
        5.000%, 02/01/13                                   500,000       532,432
     Honeywell International
        5.625%, 08/01/12                                   500,000       547,937

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

64                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  INDUSTRIAL - (CONTINUED)
     Raytheon
        4.850%, 01/15/11                                $  500,000   $   519,099
     Union Pacific
        5.450%, 01/31/13                                   500,000       539,135
                                                                     -----------
                                                                       2,681,892
                                                                     -----------
  INFORMATION TECHNOLOGY - 2.2%
     Hewlett-Packard
        4.250%, 02/24/12                                   500,000       528,056
     International Business Machines
        7.500%, 06/15/13                                   500,000       580,966
     Oracle
        5.000%, 01/15/11                                   500,000       523,484
     Xerox
        7.125%, 06/15/10                                   291,000       299,680
                                                                     -----------
                                                                       1,932,186
                                                                     -----------
  MATERIALS - 1.5%
     Praxair
        3.950%, 06/01/13                                   540,000       564,945
     Rio Tinto Alcan
        5.200%, 01/15/14                                   750,000       778,831
                                                                     -----------
                                                                       1,343,776
                                                                     -----------
  TELECOMMUNICATION SERVICES - 2.2%
     AT&T
        5.875%, 08/15/12                                   750,000       823,706
     Verizon Communications
        5.250%, 04/15/13                                   500,000       542,740
     Verizon Global Funding
        7.250%, 12/01/10                                   500,000       530,753
                                                                     -----------
                                                                       1,897,199
                                                                     -----------
  UTILITIES - 4.8%
     Centerpoint Energy, Ser B
        7.250%, 09/01/10                                   250,000       256,302
     Duke Energy
        6.300%, 02/01/14                                   500,000       552,860
     Firstenergy, Ser B
        6.450%, 11/15/11                                   500,000       540,402
     FPL Group Capital (B)
        1.173%, 06/17/11                                 1,000,000     1,012,112
     MidAmerican Energy Holdings, Ser D
        5.000%, 02/15/14                                   500,000       529,774

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  UTILITIES - (CONTINUED)
     Southern California Edison
        5.750%, 03/15/14                                $  500,000   $   557,151
     Xcel Energy
        7.000%, 12/01/10                                   658,000       693,884
                                                                     -----------
                                                                       4,142,485
                                                                     -----------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $34,741,444)                                            35,033,040
                                                                     -----------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 22.8%
--------------------------------------------------------------------------------
     FHLMC 7 Year Balloon
        3.500%, 08/01/10                                   231,398       234,051
     FHLMC Gold
        6.000%, 01/01/13                                   121,958       128,839
        6.000%, 09/01/13                                    26,749        28,257
        6.000%, 04/01/14                                    51,643        54,622
        6.000%, 05/01/14                                   210,364       222,584
        6.000%, 05/01/14                                    47,747        51,313
        6.000%, 05/01/14                                    35,458        38,106
        6.000%, 05/01/14                                    31,661        34,026
        6.000%, 07/01/14                                   184,802       195,609
        6.000%, 10/01/16                                   159,369       172,017
        6.000%, 04/01/17                                   485,043       523,235
        6.000%, 04/01/29                                   129,661       139,311
        5.500%, 07/01/15                                   534,729       574,076
        5.500%, 03/01/17                                   163,472       175,324
        5.500%, 12/01/17                                    16,789        18,116
        5.500%, 02/01/18                                   183,077       197,105
        5.500%, 11/01/18                                    16,465        17,731
        5.500%, 10/01/32                                 1,043,514     1,104,348
        5.500%, 12/01/34                                   666,660       704,795
        5.000%, 10/01/18                                   513,123       548,532
        5.000%, 07/01/20                                   239,489       254,945
     FHLMC, ARM
        5.241%, 06/01/39                                 1,792,978     1,879,867
        4.785%, 03/01/35                                   336,508       347,363
        4.029%, 01/01/34                                   386,515       392,210
     FNMA
        8.000%, 06/01/30                                     5,678         6,471
        8.000%, 11/01/30                                     3,780         4,307
        6.500%, 06/01/16                                    69,566        75,440
        6.500%, 07/01/16                                    51,277        55,607
        6.500%, 11/01/16                                    44,832        48,617
        6.500%, 01/01/17                                    50,454        54,714
        6.500%, 02/01/17                                    18,891        20,486
        6.500%, 04/01/17                                    67,727        73,446

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           65

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     FNMA (continued)
        6.500%, 07/01/17                                $   61,021   $    66,173
        6.000%, 04/01/16                                   238,980       258,171
        6.000%, 04/01/16                                   562,353       606,632
        6.000%, 05/01/16                                   555,012       599,580
        6.000%, 05/01/16                                   315,714       340,277
        6.000%, 06/01/16                                    30,394        32,834
        6.000%, 08/01/16                                    52,917        57,167
        6.000%, 10/01/16                                   126,536       136,697
        6.000%, 05/01/18                                   358,036       386,787
        6.000%, 05/01/38                                 1,172,671     1,248,224
        5.500%, 07/01/14                                   201,551       216,035
        5.500%, 09/01/14                                   309,188       331,408
        5.500%, 08/01/15                                   689,239       738,771
        5.500%, 12/01/16                                    64,219        69,015
        5.500%, 01/01/17                                   474,691       510,139
        5.500%, 09/01/17                                    77,086        83,011
        5.500%, 09/01/17                                   628,643       676,963
        5.500%, 10/01/17                                   100,326       108,037
        5.500%, 11/01/17                                   179,769       193,586
        5.500%, 12/01/17                                   104,413       112,439
        5.500%, 02/01/18                                    12,524        13,471
        5.500%, 04/01/18                                    25,873        27,830
        5.500%, 10/01/18                                    33,946        36,555
        5.500%, 12/01/18                                 1,239,479     1,332,040
        5.000%, 07/01/14                                    50,786        53,337
        5.000%, 05/01/18                                    30,257        32,299
        5.000%, 06/01/18                                   115,767       123,580
     FNMA, ARM
        3.277%, 09/01/33                                   210,445       215,982
        2.780%, 08/01/27                                    36,751        36,658
     FNMA, CMO REMIC
        Ser 2002-18, Cl PC
        5.500%, 04/25/17                                   259,351       273,924
     GNMA, CMO REMIC
        Ser 62, Cl B
        4.763%, 01/16/25                                   220,114       224,187
        Ser 52, CI A
        4.287%, 01/16/30                                 1,474,540     1,516,097
        Ser 51, CI A
        4.145%, 02/16/18                                   199,510       201,974
        Ser 77, CI A
        3.402%, 03/16/20                                   193,651       194,604
        Ser 25, CI AC
        3.377%, 01/16/23                                   453,792       455,927
                                                                     -----------
     TOTAL U.S. GOVERNMENT AGENCY
        MORTGAGE-BACKED OBLIGATIONS
        (Cost $19,048,124)                                            19,885,881
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES - 12.7%
--------------------------------------------------------------------------------
     Banc of America Commercial Mortgage,
        Ser 2005-1, Cl A3
        4.877%, 11/10/42                                $  165,387   $   165,234
        Ser 2003-2, Cl A2
        4.342%, 03/11/41                                   290,923       294,159
     Banc of America Funding,
        Ser 2002-2, Cl A2
        6.000%, 11/25/32                                   136,084       132,649
     Bear Stearns Commercial Mortgage
        Securities,
        Ser 2001-TOP2, Cl A2
        6.480%, 02/15/35                                 1,000,000     1,034,817
        Ser 2001-TOP4, Cl A1
        5.060%, 11/15/16                                    55,780        56,712
        Ser 2004-PWR5, Cl A3
        4.565%, 07/11/42                                   640,000       640,757
        Ser 2003-T12, Cl A3 (B)
        4.240%, 08/13/39                                   435,916       438,860
     CDC Commercial Mortgage Trust,
        Ser 2002-FX1, Cl A1
        5.252%, 05/15/19                                   308,394       310,791
     Chase Manhattan Bank-First Union
        National Bank,
        Ser 1999-1, Cl E (B)
        7.772%, 08/15/31                                   750,000       779,071
     Chase Mortgage Finance,
        Ser 2004-S1, CI A3
        5.500%, 02/25/19                                   608,890       616,691
     Commercial Mortgage Pass Through
        Certificates,
        Ser 2004-LB4A, Cl A3
        4.405%, 10/15/37                                 1,000,000     1,002,201
     Master Asset Securitization Trust,
        Ser 2003-10, Cl 2 A1
        4.500%, 11/25/13                                   135,028       134,853
     Merrill Lynch Mortgage Investors Trust,
        Ser 2005-A2, Cl A4 (B)
        4.475%, 02/25/35                                   384,403       337,313
     Merrill Lynch Mortgage Trust,
        Ser 2002-MW1, CI A3
        5.403%, 07/12/34                                   821,553       836,862
     Morgan Stanley Capital I,
        Ser 2004-T15, Cl A2
        4.690%, 06/13/41                                   263,240       266,259
     Morgan Stanley Dean Witter Capital I,
        Ser 2001-TOP1, Cl A4
        6.660%, 02/15/33                                   153,043       157,996
        Ser 2001-TOP3, Cl A4

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

66                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                     Par     Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
        6.390%, 07/15/33                                 $  610,532  $   636,020
        Ser 2002-IQ2, Cl A4
        5.740%, 12/15/35                                    671,890      705,521
     Wachovia Bank Commercial Mortgage Trust,
        Ser 2005-C17, Cl A2
        4.782%, 03/15/42                                    775,368      776,477
        Ser 2004-C15, Cl A2
        4.039%, 10/15/41                                    775,921      774,788
     Washington Mutual,
        Ser 2002-MS6, Cl 3 A1
        6.500%, 09/25/32                                    599,832      595,896
        Ser 2005-8, Cl 1 A8
        5.500%, 10/25/35                                    273,272      229,278
        Ser 2005-AR4, Cl A3
        4.585%, 04/25/35 (B)                                191,732      190,990
                                                                     -----------
     TOTAL MORTGAGE-BACKED SECURITIES
        (Cost $10,906,466)                                            11,114,195
                                                                     -----------

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 9.1%
--------------------------------------------------------------------------------
     Chase Issuance Trust,
        Ser 2009-A3, Cl A3
        2.400%, 06/17/13                                    430,000      438,296
     Citibank Credit Card Issuance Trust,
        Ser 2007-A5, Cl A5
        5.500%, 06/22/12                                    255,000      262,661
     FPL Recovery Funding,
        Ser 2007-A, Cl A2
        5.044%, 08/01/15                                  1,000,000    1,080,901
     Harley-Davidson Motorcycle Trust,
        Ser 2005-2, Cl A2
        4.070%, 02/15/12                                    251,634      256,144
     Massachusetts RRB Special Purpose Trust,
        Ser 2005-1, Cl A3
        4.130%, 09/15/13                                    987,335    1,021,005
        Ser 2001-1, Cl A
        6.530%, 06/01/15                                    486,679      533,378
     Peco Energy Transition Trust,
        Ser 2001-A, Cl A1
        6.520%, 12/31/10                                  1,500,000    1,552,132
     PG&E Energy Recovery Funding Trust,
        Ser 2005-2, Cl A2
        5.030%, 03/25/14                                  1,001,130    1,052,036

--------------------------------------------------------------------------------
Description                                              Par/Shares     Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
     PSE&G Transition Funding,
        Ser 2005-1, Cl A2
        4.340%, 06/16/14                                 $  195,381  $   203,410
     Public Service New Hampshire Funding,
        Ser 2001-1, Cl A3
        6.480%, 05/01/15                                  1,395,005    1,522,737
     TXU Electric Delivery Transition Trust,
        Ser 2004-1, Cl A1
        3.520%, 11/15/11                                     18,500       18,517
                                                                     -----------
     TOTAL ASSET-BACKED SECURITIES
        (Cost $7,845,341)                                              7,941,217
                                                                     -----------

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 4.8%
--------------------------------------------------------------------------------
     U.S. Treasury Inflation Index Note
        2.000%, 01/15/16                                  1,000,000    1,143,693
     U.S. Treasury Note
        0.875%, 05/31/11                                  1,000,000    1,003,867
        1.375%, 09/15/12                                  1,000,000    1,000,078
        1.000%, 10/31/11                                  1,000,000    1,001,880
                                                                     -----------
     TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $4,120,135)                                              4,149,518
                                                                     -----------

--------------------------------------------------------------------------------
  AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 14.5%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
        Fiduciary Shares, 0.36% (D)                      12,658,840   12,658,840
                                                                     -----------
     TOTAL AFFILIATED MONEY MARKET
        REGISTERED INVESTMENT COMPANY
        (Cost $12,658,840)                                            12,658,840
                                                                     -----------
  TOTAL INVESTMENTS - 104.1%
     (Cost $89,320,350) +                                             90,782,691
                                                                     -----------
  OTHER ASSETS & LIABILITIES, NET - (4.1)%                            (3,596,251)
                                                                     -----------
  NET ASSETS - 100.0%                                                $87,186,440
                                                                     ===========

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           67

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $89,320,350 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,988,226 AND $(525,885), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".

      THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2009 WAS $1,784,299 AND REPRESENTED 2.0% OF NET ASSETS.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2009.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF OCTOBER 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $80,000, WHICH REPRESENTS 0.1% OF NET ASSETS.

(D)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2009.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ARM   - ADJUSTABLE RATE MORTGAGE

CL    - CLASS

CMO   - COLLATERALIZED MORTGAGE OBLIGATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN   - MEDIUM TERM NOTE

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                                           LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED      OBSERVABLE     UNOBSERVABLE
                                                             10/31/09         PRICE        INPUTS          INPUTS
                                                           ------------   ------------   ------------   ------------
  Corporate Obligations                                    $ 35,033,040   $         --   $ 35,033,040   $         --
  U.S. Government Agency Mortgage-Backed Obligations         19,885,881             --     19,885,881             --
  Mortgage-Backed Securities                                 11,114,195             --     11,114,195             --
  Asset-Backed Securities                                     7,941,217             --      7,941,217             --
  U.S. Treasury Obligations                                   4,149,518             --      4,149,518             --
  Affiliated Money Market Registered Investment Company      12,658,840     12,658,840             --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 90,782,691   $ 12,658,840   $ 78,123,851   $         --
                                                           ============   ============   ============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

68                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                     Par     Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - 94.1%
--------------------------------------------------------------------------------
  GUAM - 2.3%
     Guam Power Authority,
        Ser A, RB National-RE-IBC Bank Insured,
        Callable 12/31/09 @ 101
        5.125%, 10/01/29                                 $3,815,000  $ 3,581,560
                                                                     -----------
  MASSACHUSETTS - 0.8%
     Massachusetts State Housing Finance
        Agency, Multi-Family Housing
        Authority, ETM, RB, HUD Section 8,
        Callable 04/01/10 @ 100
        7.000%, 04/01/21                                    910,000    1,185,503
                                                                     -----------
  PUERTO RICO - 18.6%
     Commonwealth of Puerto Rico,
        Public Improvement,
        GO, FSA Insured, Prerefunded
        07/01/11 @ 100 (A)
        5.125%, 07/01/11                                  1,285,000    1,381,902
        5.250%, 07/01/11                                  1,235,000    1,330,675
        GO, FSA Insured, Unrefunded
        Balance, Callable 07/01/11 @ 100
        5.250%, 07/01/27                                    755,000      760,904
        5.125%, 07/01/30                                  1,215,000    1,219,605
        Ser A, GO, National-RE Insured
        5.500%, 07/01/20                                  1,020,000    1,066,818
        Ser A, GO, XLCA Insured
        5.500%, 07/01/17                                  1,130,000    1,200,196
     Puerto Rico Commonwealth Highway &
        Transportation Authority,
     Grant Anticipation Revenue,
        RB, National-RE Insured,
        Callable 03/15/14 @ 100
        5.000%, 09/15/20                                    780,000      786,334
     Transportation Revenue,
        Ser E, RB, FSA Insured
        5.500%, 07/01/23                                  1,120,000    1,232,078
     Puerto Rico Commonwealth Infrastructure
        Financing Authority, Special Tax
        Revenue, Ser A,
        BHAC Credit, FGIC Insured
        5.500%, 07/01/22                                  1,385,000    1,604,647
        FGIC Insured
        5.500%, 07/01/21                                    945,000      964,505
     Puerto Rico Electric Power Authority,
        Ser TT, RB, Callable 07/01/17 @ 100
        5.000%, 07/01/22                                    300,000      304,749
        5.000%, 07/01/37                                  1,700,000    1,609,798
        Ser UU, RB, FSA Insured,
        Callable 07/01/17 @ 100

--------------------------------------------------------------------------------
Description                                                     Par     Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  PUERTO RICO - (CONTINUED)
        5.000%, 07/01/20                                 $1,000,000  $ 1,061,960
        Ser WW, RB, Callable 07/01/18 @ 100
        5.500%, 07/01/38                                  2,500,000    2,520,350
     Puerto Rico Municipal Finance Agency,
        Ser A, GO, FSA Insured,
        Callable 08/01/15 @ 100
        5.000%, 08/01/30                                    880,000      889,557
        Ser C, GO, CIFG Insured
        5.250%, 08/01/23                                  1,000,000      988,360
     Puerto Rico Public Buildings Authority,
        Revenue Refunding,
        Government Facilities,
        Ser H, RB, AMBAC,
        Commonwealth Guaranteed
        5.500%, 07/01/17                                  1,250,000    1,311,150
        Ser L, RB, XLCA,
        Commonwealth Guaranteed
        5.500%, 07/01/21                                    500,000      512,515
     Puerto Rico Sales Tax Financing,
        Corporate Sales Tax Revenue,
        First Sub-Ser A, RB,
        Callable 08/01/19 @ 100
        5.750%, 08/01/37                                  1,400,000    1,453,802
        6.375%, 08/01/39                                  3,000,000    3,252,150
        6.000%, 08/01/42                                  1,000,000    1,047,980
        6.500%, 08/01/44                                  2,000,000    2,171,060
                                                                     -----------
                                                                      28,671,095
                                                                     -----------
  TEXAS - 0.2%
     Waco, New Public Housing Authority,
        RB, U.S. Government Guaranteed
        4.875%, 12/01/09                                    340,000      341,115
                                                                     -----------
  VIRGIN ISLANDS - 6.2%
     Virgin Islands Public Finance Authority,
        Gross Receipts Taxes Loan Notes, RB,
        National-RE FGIC Insured,
        Callable 10/01/16 @ 100
        5.000%, 10/01/21                                  2,000,000    2,016,180
        5.000%, 10/01/23                                  1,000,000    1,004,590
        5.000%, 10/01/24                                  2,500,000    2,507,125
        5.000%, 10/01/27                                  2,000,000    1,974,300
        Senior Lien, Capital Projects,
        Ser A-1, RB, Callable 10/01/19 @ 100
        5.000%, 10/01/39                                  1,250,000    1,215,913

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           69

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  VIRGIN ISLANDS (CONTINUED)
     Virgin Islands Water & Power Authority,
        Electric Systems Revenue, RB,
        AMBAC Insured
        5.000%, 07/01/10                                 $  470,000  $   477,797
     Water Systems Revenue, Refunding,
        Asset Guarantee, RB,
        National-RE-IBC Bank MBIA Insured,
        Callable 08/31/09 @ 101
        5.250%, 07/01/12                                    255,000      258,450
                                                                     -----------
                                                                       9,454,355
                                                                     -----------
  WISCONSIN - 66.0%
     Appleton, Redevelopment Authority,
        Fox Cities Performing Arts Project,
        Ser A, RB, LOC Associated Bank N.A.,
        Callable 09/01/11 @ 100
        4.750%, 09/01/17                                    360,000      367,618
        4.850%, 09/01/19                                    435,000      442,265
     Ashwaubenon, Community Development
        Authority, Lease Revenue, Refunding,
        Arena Project, RB, Callable 06/01/12
        @ 100
        4.700%, 06/01/15                                    500,000      522,165
        5.050%, 06/01/19                                  1,030,000    1,069,212
        5.200%, 06/01/22                                    500,000      519,740
        5.000%, 06/01/23                                    925,000      954,249
     Beloit, Community Development
        Authority, Lease Revenue, RB,
        Callable 03/01/18 @ 100
        4.700%, 03/01/21                                    345,000      353,097
        4.750%, 03/01/22                                    300,000      306,606
        5.000%, 03/01/25                                    650,000      670,040
     Burlington, Community Development
        Authority, Lease Revenue, RB,
        Callable 04/01/15 @ 100
        4.000%, 04/01/16                                    200,000      206,878
        4.100%, 04/01/17                                    750,000      767,887
     Cudahy, Community Development
        Authority, Redevelopment Lease
        Revenue, RB
        3.000%, 06/01/10                                    125,000      125,631
        3.000%, 06/01/10                                    250,000      251,262
        3.300%, 06/01/11                                    175,000      178,344
        4.000%, 06/01/12                                    100,000      103,945
        3.650%, 06/01/13                                    200,000      205,398
        Callable 06/01/10 @ 100
        3.250%, 06/01/11                                    250,000      252,680

--------------------------------------------------------------------------------
Description                                                  Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  WISCONSIN - (CONTINUED)
        Callable 06/01/16 @ 100
        4.250%, 06/01/17                                 $  500,000  $   515,910
     Delafield, Community Development
        Authority, Redevelopment Revenue,
        St. Johns Northwestern Military, RB,
        Callable 06/01/19 @ 100
        4.150%, 06/01/25                                    250,000      255,953
        4.250%, 06/01/26                                    330,000      338,616
        4.600%, 06/01/30                                    600,000      618,264
     Eau Claire, Housing Authority, Housing
        Revenue, London Hill Townhouses
        Project, Ser A, RB
        6.250%, 05/01/15                                    405,000      386,528
     Glendale, Community Development
        Authority, Lease Revenue,
        Bayshore Public Parking Facility,
        Ser A, RB
        Callable 10/01/14 @ 100
        5.000%, 10/01/24                                  1,500,000    1,547,970
        Callable 10/01/15 @ 100
        4.750%, 10/01/27                                  1,000,000      983,380
        Tax Increment District No. 7, RB
        Callable 09/01/11 @ 100
        4.750%, 09/01/17                                  1,250,000    1,274,225
        4.875%, 09/01/19                                  1,000,000    1,014,490
        Callable 09/01/12 @ 100
        4.350%, 09/01/16                                  1,000,000    1,027,240
        4.500%, 09/01/18                                  2,000,000    2,037,080
        Green Bay, Redevelopment Authority,
        Bellin Memorial Hospital Project, RB,
        Callable 12/01/18 @ 100
        6.000%, 12/01/29                                  1,000,000    1,063,940
        6.150%, 12/01/32                                  1,000,000    1,071,720
        Ser A, Callable 02/15/12 @ 100
        5.500%, 02/15/21                                    400,000      403,800
     Lease Revenue, Refunding,
        Convention Center Project, RB,
        Callable 06/01/16 @ 100
        4.200%, 06/01/25                                  1,000,000    1,005,690
        4.300%, 06/01/29                                  1,000,000      990,820
     Green Bay/Brown County Professional
        Football Stadium, Lambeau Field
        Renovation Project, Ser A, RB,
        AMBAC Insured,
        Callable 02/01/11 @ 100
        4.850%, 02/01/15                                  1,020,000    1,043,786
        4.900%, 02/01/16                                  1,015,000    1,035,797
        5.000%, 02/01/19                                  2,500,000    2,538,650

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

70                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  WISCONSIN - (CONTINUED)
     Kenosha, Housing Authority, Multi-Family
        Housing Revenue, Villa Ciera Project,
        Ser A, RB, GNMA Collateralized,
        Callable 12/31/09 @ 101
        6.000%, 11/20/41                                 $1,000,000  $ 1,000,490
     Middleton, Community Development
        Authority, Lease Revenue, Ser A, RB,
        Callable 10/01/12 @ 100
        4.350%, 10/01/17                                  1,630,000    1,671,581
        4.550%, 10/01/18                                    500,000      512,435
     Milwaukee, Redevelopment Authority,
        Development Revenue, Refunding,
        2430 West Wisconsin Avenue Project,
        RB, FSA Insured
        3.000%, 03/01/10                                    230,000      231,978
        Callable 03/01/10 @ 100
        3.250%, 03/01/11                                    500,000      503,195
        3.400%, 03/01/12                                    480,000      482,890
        3.500%, 03/01/13                                    645,000      648,289
        3.600%, 03/01/14                                    310,000      311,286
     Marquette University Project, RB,
        XLCA Insured, Callable 11/01/12 @ 100
        4.150%, 11/01/16                                  1,275,000    1,262,798
        4.250%, 11/01/17                                  1,000,000      986,670
        4.350%, 11/01/18                                    500,000      490,515
        Lease Revenue, Milwaukee
        Public Schools,
        Congress School, Ser A, RB,
        Callable 08/01/13 @ 100
        4.500%, 08/01/20                                    500,000      502,190
        Callable 08/01/15 @ 100
        4.600%, 08/01/22                                    500,000      504,235
        RB, AMBAC Insured,
        3.250%, 08/01/11                                    500,000      519,020
        3.650%, 08/01/13                                  2,000,000    2,135,500
        Callable 08/01/13 @ 100
        3.800%, 08/01/14                                  1,000,000    1,043,950
        4.000%, 08/01/16                                  1,000,000    1,028,320
        4.100%, 08/01/17                                  1,000,000    1,024,360
        4.125%, 08/01/18                                  2,010,000    2,047,245
        Lease Revenue, University of Wisconsin,
        Kenilworth Project, RB, LOC
        U.S. Bank NA (B)
        0.260%, 09/01/40                                  1,000,000    1,000,000

--------------------------------------------------------------------------------
Description                                                  Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  WISCONSIN - (CONTINUED)
     Redevelopment Revenue, United
        Community Center Inc. Project, RB,
        LOC U.S. Bank NA (B)
        0.260%, 10/01/22                                 $  200,000  $   200,000
     Redevelopment Revenue,
        YMCA Greater Milwaukee,
        Ser A, RB, LOC Marshall & Ilsley
        Bank, Callable 08/31/09 @ 102
        5.250%, 06/01/19                                    430,000      433,857
        5.300%, 06/01/29                                  1,800,000    1,784,772
        Ser B, RB, LOC FHLB, Callable 08/31/09 @ 102
        5.150%, 06/01/19                                    200,000      203,780
        5.200%, 06/01/29                                    355,000      353,104
        Summerfest Project, RB,
        Callable 08/01/11 @ 100
        4.700%, 08/01/15                                    500,000      510,795
        4.800%, 08/01/16                                    500,000      509,335
        4.850%, 08/01/17                                    500,000      507,555
        4.950%, 08/01/20                                  1,250,000    1,261,950
     Neenah, Community Development
        Authority, Lease Revenue, Ser A, RB
        Callable 12/01/14 @ 100
        4.300%, 12/01/20                                  1,000,000    1,019,620
        5.125%, 12/01/23                                  1,000,000    1,058,240
        4.700%, 12/01/28                                  1,250,000    1,274,825
        Callable 12/01/18 @ 100
        4.625%, 12/01/28                                    600,000      616,320
        4.750%, 12/01/32                                    400,000      405,880
     New Berlin, Housing Authority Revenue,
        Capital Appreciation, Apple Glen Project,
        Ser A, RB
        0.000%, 11/01/09                                     65,000       65,000
        0.000%, 05/01/10                                     70,000       69,555
     North Fond Du Lac, Community
        Development Authority, Lease Revenue,
        Refunding, RB, Callable 12/01/15 @
        100 4.350%, 12/01/17                                325,000      327,580
     Oak Creek, Housing Authority,
        Refunding, Capital Appreciation,
        Wood Creek Project, RB, GNMA
        Collateralized
        Callable 12/11/09 @ 79.699
        0.000%, 01/20/14                                     60,000       48,118
        Callable 12/11/09 @ 82.075
        0.000%, 07/20/13                                    125,000      103,706
        Callable 12/11/09 @ 84.352
        0.000%, 01/20/13                                    125,000      106,702

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           71

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
       Callable 12/11/09 @ 89.099
       0.000%, 01/20/12                                $    65,000  $     56,989
       Callable 12/11/09 @ 91.643
       0.000%, 07/20/11                                    125,000       115,796
       Callable 12/11/09 @ 94.163
       0.000%, 01/20/11                                    125,000       118,511
     Wood Creek Project, RB,
       GNMA Collateralized,
       Callable 12/11/09 @ 100
       5.500%, 07/20/19                                  1,000,000     1,016,000
       5.625%, 07/20/29                                  2,205,000     2,292,891
     Onalaska, Community Development
       Authority, Lease Revenue, RB
       4.000%, 10/01/15                                    100,000       102,176
       RB, Callable 10/01/13 @ 100
       3.650%, 10/01/12                                    100,000       103,718
       3.900%, 10/01/14                                    100,000       103,256
       4.150%, 10/01/16                                    200,000       203,460
     Oostburg, Community Development
       Authority, Lease Revenue, TA,
       Callable 05/01/13 @ 100
       4.350%, 05/01/21                                    105,000       100,278
       4.400%, 05/01/22                                    110,000       104,575
     Oshkosh, Housing Authority, VNA
       Apartments Inc. Project, RB,
       GNMA Collateralized,
       Callable 12/31/09 @ 100
       5.450%, 09/20/17                                    105,000       105,249
       5.750%, 09/20/38                                  1,260,000     1,262,533
     Sheboygan, Housing Authority,
       Multifamily Revenue Refunding,
       Lake Shore Apartments Project,
       Ser A, RB, GNMA Collateralized,
       Callable 12/31/09 @ 100
       5.100%, 11/20/26                                  1,000,000     1,001,840
     Southeast Wisconsin
       Professional Baseball
       Park District,
       League, Capital
       Appreciation, COP, ETM,
       National-RE Insured
       0.000%, 12/15/15                                    970,000       816,876
       0.000%, 12/15/17                                  1,000,000       767,380
       Sales Tax Revenue, Refunding,
       Ser A, RB, National-RE Insured
       5.500%, 12/15/11                                    525,000       568,412

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
       5.500%, 12/15/18                                $   250,000  $    284,742
       5.500%, 12/15/19                                  2,000,000     2,276,000
       5.500%, 12/15/26                                  4,010,000     4,413,125
       Callable 12/15/11 @ 101
       5.100%, 12/15/29                                    285,000       312,625
       Ser B, RB, National-RE Insured
       5.500%, 12/15/09                                    615,000       617,952
     St. Francis, Community Development
       Authority, Lease Revenue, RB,
       Callable 03/01/17 @ 100
       4.350%, 03/01/22                                    300,000       300,357
       4.500%, 03/01/24                                    235,000       235,423
     Sturgeon Bay, Waterfront Redevelopment
       Authority, Lease Revenue, Ser A, RB,
       Callable 10/01/16 @ 100
       4.350%, 10/01/18                                  1,100,000     1,096,744
       4.500%, 10/01/21                                    500,000       488,265
     Sun Prairie, Community Development
       Authority, Lease Revenue, RB,
       Callable 08/01/13 @ 100
       4.400%, 08/01/20                                    150,000       149,736
       4.500%, 08/01/21                                    150,000       149,855
     Tax Incremental District No. 8, RB,
       Callable 08/01/15 @ 100
       4.300%, 08/01/21                                    975,000       956,436
       4.350%, 08/01/22                                    975,000       953,472
     Verona, Community Development Authority,
     Community Development Lease Revenue, RB
       Callable 02/01/14 @ 100
       4.800%, 02/01/20                                    100,000       100,488
       4.850%, 02/01/22                                    200,000       200,138
       Callable 12/01/13 @ 100
       3.800%, 12/01/16                                    100,000        98,836
       3.900%, 12/01/17                                    100,000        97,499
       4.000%, 12/01/18                                     50,000        48,116
       4.200%, 12/01/20                                     50,000        47,200
       4.250%, 12/01/21                                     50,000        47,113
       Ser A, RB, Callable 06/01/15 @ 100
       3.650%, 06/01/17                                    100,000        95,269
     Walworth County, Housing Authority,
       Housing Revenue, Kiwanis Heritage
       Senior Apartments, RB, FHA Insured,
       Callable 12/31/09 @ 100
       5.700%, 03/01/39                                    460,000       460,750
     Waterford, Community Development
       Authority, Lease Revenue, Refunding,
       RB, Callable 10/01/14 @ 100
       4.650%, 10/01/20                                    750,000       733,028

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

72                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
     Waukesha, Redevelopment Authority,
       Avalon Square Project, Ser A, RB,
       GNMA Collateralized,
       Callable 06/20/11 @ 102
       5.000%, 06/20/21                                $ 1,000,000  $  1,031,710
     Waupaca, Community Development
       Authority, Community Development
       Lease Revenue, Ser A, RB
       Callable 04/01/13 @ 100
       4.200%, 04/01/14                                    100,000       103,990
       4.400%, 04/01/16                                    200,000       204,954
       4.500%, 04/01/17                                    200,000       203,852
       Callable 04/01/14 @ 100
       4.600%, 04/01/17                                    300,000       308,544
     Wauwatosa, Housing Authority, Capital
       Appreciation, Refunding, Hawthorne
       Terrace Project, Ser A, RB
       0.000%, 11/01/09                                    100,000       100,000
       0.000%, 05/01/10                                    105,000       104,537
       0.000%, 11/01/10                                    100,000        99,045
     West Bend, Redevelopment Authority,
       Lease Revenue, RB, Callable
       10/01/15 @ 100
       4.500%, 10/01/23                                    250,000       253,880
       4.550%, 10/01/24                                    250,000       253,613
       4.600%, 10/01/25                                    150,000       152,321
       4.650%, 10/01/28                                    250,000       251,788
     Weston, Community Development
       Authority, Lease Revenue,
       Ser A, RB,
       Callable 10/01/13 @ 100
       4.350%, 10/01/18                                    500,000       498,885
       Callable 10/01/14 @ 100
       4.100%, 10/01/16                                    500,000       513,865
       4.250%, 10/01/17                                    200,000       204,980
       4.400%, 10/01/18                                    500,000       510,605
       5.250%, 10/01/20                                    445,000       466,115
       4.700%, 10/01/21                                  1,230,000     1,250,972
       Callable 10/01/17 @ 100
       4.500%, 10/01/21                                    100,000        97,653
       4.625%, 10/01/25                                    825,000       804,548
     Guaranty Agreement: Associated Trust
       Co., Callable 10/01/13 @ 100
       4.450%, 10/01/19                                    500,000       496,420
       Ser B, RB
       Callable 10/01/14 @ 100
       4.750%, 10/01/22                                    130,000       130,957
       4.750%, 10/01/23                                    140,000       140,602

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
     Winnebago County, Housing Authority,
       First Mortgage Revenue, Refunding,
       Section 8 Assisted Housing Project, RB,
       HUD Section 8 Collateral,
       Callable 12/31/09 @ 100
       5.625%, 05/01/10                                $  135,000   $    134,795
       Housing Revenue, Ser A, RB,
       Callable 03/01/10 @ 100
       6.875%, 03/01/12                                     75,000        75,100
       7.125%, 03/01/22                                    380,000       379,913
     Wisconsin Center District,
       Capital Appreciation, Senior
       Dedicated Tax Revenue, Ser A,
       RB, National-RE Insured
       0.000%, 12/15/26                                  2,500,000     1,017,900
       Ser 1998A, Junior Dedicated
       Tax Revenue, RB, FSA Insured
       5.250%, 12/15/23                                  2,585,000     2,760,108
     Wisconsin Dells, Community Development
       Authority, Lease Revenue, RB,
       Callable 03/01/16 @ 100
       5.000%, 03/01/22                                  1,500,000     1,517,730
       Callable 09/01/10 @ 100
       5.000%, 09/01/24                                    110,000       110,019
       Callable 12/31/09 @ 100
       4.600%, 03/01/25                                  1,200,000     1,139,172
       Ser A, Callable 03/01/17 @ 100
       4.300%, 03/01/22                                    225,000       212,895
       4.450%, 03/01/25                                    300,000       279,072
     Wisconsin Housing & Economic Development
       Authority, Multi-Family Housing,
       Ser A, RB,
       Callable 06/01/16 @ 100 (C)
       4.250%, 12/01/35                                  1,500,000     1,524,930
       SPA Marshall & Ilsley Bank
       5.000%, 10/01/36                                    140,000       140,000
       Ser B, RB,
       GO of Authorization,
       Callable 05/01/16 @ 100
       4.300%, 05/01/27                                  1,000,000       957,260
       4.400%, 05/01/37                                    500,000       446,745
       SPA Marshall & Ilsley Bank
       5.000%, 10/01/36                                    150,000       150,000
       Ser E, RB, GO of Authorization,
       Callable 05/01/15 @ 100
       4.700%, 11/01/25                                    275,000       278,583
       4.900%, 11/01/35                                  1,650,000     1,595,847

See note to schedule of investments.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                             Par/Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
     Wisconsin Housing Finance Authority,
       RB, FHA Mortgages Insured,
       Prerefunded 12/01/17 @ 100
       6.100%, 12/01/17 (A)                            $1,055,000   $  1,205,622
       RB, National-RE FHA Mortgages
       Insured, Prerefunded 12/01/17 @ 100
       6.100%, 12/01/17 (A)                               985,000      1,124,574
                                                                    ------------
                                                                     101,455,727
                                                                    ------------
     TOTAL MUNICIPAL BONDS
       (Cost $142,931,692)                                           144,689,355
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 4.5%
--------------------------------------------------------------------------------
     AIM Tax-Free Investments Co. -
       Cash Reserve Portfolio, Private Class           7,005,427       7,005,427
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $7,005,427)                                               7,005,427
                                                                    ------------
   TOTAL INVESTMENTS - 98.6%
     (Cost $149,937,119) +                                           151,694,782
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.4%                              2,109,057
                                                                    ------------
   NET ASSETS - 100.0%                                              $153,803,839
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(A)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2009. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2009.

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $149,937,119 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,261,133 AND $(1,503,470), RESPECTIVELY.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

BHAC  - BERKSHIRE HATHAWAY ASSURANCE CORP.

COP   - CERTIFICATES OF PARTICIPATION

ETM   - ESCROWED TO MATURITY

FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION

FHA   - FEDERAL HOUSING ADMINISTRATION

FHLB  - FEDERAL HOME LOAN BANK

FSA   - FINANCIAL SECURITY ASSURANCE

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO    - GENERAL OBLIGATION

HUD   - HOUSING AND URBAN DEVELOPMENT

IBC   - INTERNATIONAL BANCSHARES CORP.

LOC   - LETTER OF CREDIT

MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE

NA    - NATIONAL ASSOCIATION

RB    - REVENUE BOND

RE    - REINSURED

SER   - SERIES

SPA   - STANDBY PURCHASE AGREEMENT

TA    - TAX ALLOCATION

XLCA  - XL CAPITAL ASSURANCE

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                      LEVEL 2         LEVEL 3
                                     TOTAL FAIR        LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                      VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                      10/31/09          PRICE          INPUTS         INPUTS
                                    -------------   ------------   -------------   ------------
  Municipal Bonds                   $ 144,689,355   $         --   $ 144,689,355   $         --
  Registered Investment Companies       7,005,427      7,005,427             --              --
                                    -------------   ------------   -------------   ------------
Total:                              $ 151,694,782   $  7,005,427   $ 144,689,355   $         --
                                    =============   ============   =============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

74                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.2%
--------------------------------------------------------------------------------
   CALIFORNIA - 98.2%
     ABAG, (A) (B) (C)
       Finance Authority, Non-Profit,
       Sharp Healthcare, Ser C, RB
       0.210%, 08/01/35                                $ 3,000,000  $  3,000,000
       Multi-Family Housing Finance
       Authority, Non-Profit, Episcopal
       Homes Foundation, COP
       0.180%, 02/01/25                                  5,155,000     5,155,000
     Alameda County, Industrial Development
       Authority Revenue, Ettore Products
       Company Project, Ser A, RB,
       AMT (A) (B) (C)
       0.540%, 12/01/30                                  4,000,000     4,000,000
     Azusa, Unified School District, School
       Facilities Bridge Funding Program,
       COP, FSA Insured (A) (B) (C)
       1.300%, 06/01/38                                  4,350,000     4,350,000
     Bay Area Toll Authority, Toll Bridge
       Revenue, San Fransico Bay Area,
       Ser G-1, RB (A) (B) (C)
       0.150%, 04/01/45                                  5,000,000     5,000,000
     California School Cash Reserve Program
       Authority, Sub-2009-10, RAN, Ser A
       2.500%, 07/01/10                                  3,525,000     3,570,780
     California State,
       Kindergarten, (A) (B) (C)
       Ser B4, GO
       0.190%, 05/01/34                                 12,000,000    12,000,000
       Ser B5, GO
       0.200%, 05/01/34                                  7,400,000     7,400,000
       Sub-Ser A-1, RAN
       3.000%, 05/25/10                                 20,000,000    20,194,836
       Sub-Ser A-2, RAN
       3.000%, 06/23/10                                  5,000,000     5,050,759
     California State, Community College
       Financing Authority, TRAN
       2.250%, 06/30/10                                  6,000,000     6,039,216
     California State, Department of
       Water & Power, (A) (B) (C)
       Ser C-08, RB
       0.240%, 05/01/22                                 13,850,000    13,850,000
       Ser C-11, RB
       0.220%, 05/01/22                                 11,300,000    11,300,000
       Ser C-15, RB
       0.160%, 05/01/22                                 12,640,000    12,640,000
       Ser C-18, RB
       0.180%, 05/01/22                                 19,000,000    19,000,000

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Economic Recovery,
       GO, Ser C-15, FSA Insured (A) (B) (C)
       0.600%, 07/01/23                                $77,030,000  $ 77,030,000
     California State, Educational Facilities
       Authority, California Institute of
       Technology, RB (A) (B)
       0.180%, 01/01/24                                 19,000,000    19,000,000
     California State, Health Facilities
       Financing Authority, Stanford Hospital,
       Ser C, RB, FSA Insured (A) (B) (C)
       0.300%, 11/15/36                                 10,000,000    10,000,000
     California State, Housing Finance
       Agency, Home Mortgage, (A) (B) (C)
       Ser F, RB, AMT
       2.250%, 02/01/32                                  2,400,000     2,400,000
       Ser F, RB, AMT, AMBAC Insured
       0.650%, 02/01/33                                 35,000,000    35,000,000
       Ser F, RB, AMT, FSA Insured
       0.850%, 02/01/34                                 20,000,000    20,000,000
       Ser H, RB, AMT, FSA Insured
       0.440%, 08/01/36                                  5,000,000     5,000,000
     California State, Housing Finance
       Agency, Multi-Family Housing,
       (A) (B) (C) III, Ser B, RB, AMT
       0.400%, 08/01/36                                  3,000,000     3,000,000
       0.400%, 02/01/38                                 12,000,000    12,000,000
       0.400%, 08/01/42                                  8,500,000     8,500,000
       0.400%, 02/01/43                                 20,500,000    20,500,000
       Ser B, RB
       0.480%, 02/01/35                                 14,100,000    14,100,000
       Ser C, RB, AMT
       0.400%, 08/01/38                                 17,000,000    17,000,000
     California State, Infrastructure &
       Economic Development Bank
       Revenue, (A) (B) (C)
       California Academy, Ser E, RB
       0.170%, 09/01/38                                  3,300,000     3,300,000
       Colburn School, Ser B, RB
       0.300%, 08/01/37                                 21,500,000    21,500,000
       Los Angeles County Museum,
       Ser B, RB
       0.170%, 09/01/37                                  1,700,000     1,700,000
     California State, Municipal Finance
       Authority Revenue, (A) (B) (C)
       Los Angeles Sierra University,
       Ser A, RB
       0.260%, 08/01/28                                  3,000,000     3,000,000

See note to schedule of investments.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

-----------------------------------------------------------------------------------
Description                                                    Par            Value
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------------
       Santa Margarita Catholic School, RB
       0.400%, 05/01/39                              $  12,000,000   $   12,000,000
     California Statewide, Communities
       Development Authority, (A) (B) (C)
       Gemological Institute, Custodial
       Receipts, RB
       0.250%, 05/01/25                                 28,630,000       28,630,000
       Los Angeles County Museum of Art,
       Ser A, RB
       0.170%, 12/01/37                                  2,000,000        2,000,000
       Ser B, RB
       0.170%, 12/01/37                                  3,000,000        3,000,000
       Rady Children Hospital, Ser A, RB
       0.330%, 08/15/47                                  7,100,000        7,100,000
       Sweep Loan Program,
       Ser A, RB
       0.210%, 08/01/35                                 14,200,000       14,200,000
     California Transit Finance Authority,
       RB, FSA Insured (A) (B) (C)
       0.450%, 10/01/27                                 10,000,000       10,000,000
     Contra Costa County, Multi-Family
       Mortgage Revenue, RB, FNMA
       Insured (A) (B) (C)
       0.200%, 11/15/22                                  3,000,000        3,000,000
     Grant, Joint Union High School
       District, School Facility Bridge
       Funding Program, COP,
       FSA Insured (A) (B) (C)
       1.300%, 06/01/27                                  3,400,000        3,400,000
       1.300%, 06/01/35                                  1,500,000        1,500,000
     Kern Water Bank Authority
       Ser A, RB (A) (B) (C)
       0.260%, 07/01/28                                  3,312,000        3,312,000
     Livermore, Capital Projects, COP
       (A) (B) (C)
       0.300%, 10/01/30                                  4,900,000        4,900,000
     Livermore, Multi-Family Housing
       Authority, Mortgage Partola, RB, AMT,
       FHLMC Insured (A) (B) (C)
       0.320%, 05/01/19                                  2,475,000        2,475,000
     Los Angeles County Housing Authority,
       Multi-Family Housing Authority,
       Malibu Meadows II, Ser C, RB,
       FNMA Insured (A) (B) (C)
       0.190%, 04/15/28                                  7,000,000        7,000,000
     Los Angeles County, Ser A, TRAN
       2.500%, 06/30/10                                  7,000,000        7,077,908

-----------------------------------------------------------------------------------
Description                                                    Par            Value
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------------
     Los Angeles County, Transportation
       Authority, TECP (C)
       0.350%, 11/04/09                              $   6,450,000   $    6,450,000
     Los Angeles, (A) (B) (C)
       Department of Water & Power,
       Power Systems,
       Sub-Ser A-5, RB
       0.180%, 07/01/35                                 10,300,000       10,300,000
       Department of Water & Power,
       Waterworks Revenue,
       Sub-Ser B-1, RB
       0.200%, 07/01/35                                  7,500,000        7,500,000
       Sub-Ser B-4, RB
       0.200%, 07/01/35                                  8,975,000        8,975,000
     Metropolitan, Water District of
       Southern California, Waterworks
       Revenue, (A) (B)
       Ser B, RB
       0.180%, 07/01/28                                 15,000,000       14,999,403
       0.200%, 07/01/20                                  9,900,000        9,900,000
       Ser C, RB
       0.180%, 07/01/28                                  9,900,000        9,900,000
     Northern California Transmission Agency,
       Oregon Transmission, Ser A, RB, FSA
       Insured (A) (B) (C)
       0.300%, 05/01/24                                 23,790,000       23,790,000
     Norwalk-La Mirada Unified School
       District, School Facility Bridge
       Funding Program, COP, FSA
       Insured (A) (B) (C)
       1.300%, 04/01/25                                  5,500,000        5,500,000
     Orange County, TECP
       0.250%, 11/05/09                                  9,465,000        9,465,000
     Pittsburg, Public Financing Authority,
       Water Revenue, RB (A) (B) (C)
       0.400%, 06/01/35                                  4,830,000        4,830,000
     Rancho, Water District Community
       Facilities District No. 89-5, Special
       Tax (A) (B) (C)
       0.200%, 09/01/28                                  9,300,000        9,300,000
     Riverside County, Public Facilities,
       (A) (B) (C)
       Ser A, COP
       0.210%, 12/01/15                                  4,500,000        4,500,000
       Ser B, COP
       0.200%, 12/01/15                                  1,290,000        1,290,000
       Ser D, COP
       0.210%, 12/01/15                                  2,000,000        2,000,000

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

76                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

-----------------------------------------------------------------------------------
Description                                                    Par            Value
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------------
     Sacramento County, (A) (B) (C)
       Adminstration Center & County
       Housing Project, COP
       0.250%, 06/01/20                              $   4,800,000   $    4,800,000
       Sanitation District, Financing
       Authority, Subordinate Lien,
       Ser E, RB
       0.180%, 12/01/40                                  5,000,000        5,000,000
     San Diego Unified School District, TRAN
       2.000%, 07/08/10                                  9,000,000        9,090,379
     San Francisco City & County Finance
       Corporation Lease, Revenue,
       Moscone Center,
       Ser 2008-2, RB (A) (B) (C)
       0.170%, 04/01/30                                  5,800,000        5,800,000
     San Gabriel Valley, TECP
       0.200%, 11/05/09                                  2,500,000        2,500,000
     Santa Clara County, El Camino Hospital
       District Lease Authority, Valley
       Medical Center Project,
       Ser A, RB (A) (B) (C)
       0.210%, 08/01/15                                    550,000          550,000
     Santa Clara Valley, Transportation
       Authority, Measure A Ser C,
       RB (A) (B) (C)
       0.200%, 04/01/36                                  8,100,000        8,100,000
     University of California, TECP
       0.400%, 02/24/10                                 16,000,000       16,000,000
     Vallejo, Multi-Family Housing Authority,
       RB, FNMA Insured (A) (B) (C)
       0.280%, 05/15/22                                  4,000,000        4,000,000
     Ventura County, TRAN
       2.500%, 07/01/10                                  7,000,000        7,098,484
     Whittier, Healthcare Facilities, Presbyterian
       Intercommunity, Ser B, RB (A) (B) (C)
       0.170%, 06/01/36                                  2,800,000        2,800,000
                                                                     --------------
                                                                        709,613,765
                                                                     --------------
     TOTAL MUNICIPAL BONDS
       (Cost $709,613,765)                                              709,613,765
                                                                     --------------

-----------------------------------------------------------------------------------
Description                                                 Shares            Value
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.5%
-----------------------------------------------------------------------------------
     BlackRock Liquidity Funds, California
       Money Fund                                        3,773,316   $    3,773,316
     Goldman Sachs ILA - Tax-Exempt
       California Portfolio                                  6,450            6,450
                                                                     --------------
     TOTAL REGISTERED INVESTMENT COMPANIES
       (Cost $3,779,766)                                                  3,779,766
                                                                     --------------
   TOTAL INVESTMENTS - 98.7%
     (Cost $713,393,531) +                                              713,393,531
                                                                     --------------
   OTHER ASSETS & LIABILITIES, NET - 1.3%                                 9,406,527
                                                                     --------------
   NET ASSETS - 100.0%                                               $  722,800,058
                                                                     ==============

--------------------------------------------------------------------------------
+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2009.

(B) PUT AND DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

AMT   - ALTERNATIVE MINIMUM TAX

COP   - CERTIFICATES OF PARTICIPATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA   - FINANCIAL SECURITY ASSURANCE

GO    - GENERAL OBLIGATION

RAN   - REVENUE ANTICIPATION NOTE

RB    - REVENUE BOND

SER   - SERIES

TECP  - TAX-EXEMPT COMMERCIAL PAPER

TRAN  - TAX AND REVENUE ANTICIPATION NOTE

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           77

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                                      LEVEL 2        LEVEL 3
                                      TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                       VALUE AT        QUOTED       OBSERVABLE     UNOBSERVABLE
                                       10/31/09         PRICE         INPUTS          INPUTS
                                     -------------   -----------   -------------   ------------
   Municipal Bonds                   $ 709,613,765   $        --   $ 709,613,765   $         --
   Registered Investment Companies       3,779,766     3,779,766              --             --
                                     -------------   -----------   -------------   ------------
Total:                               $ 713,393,531   $ 3,779,766   $ 709,613,765   $         --
                                     =============   ===========   =============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

78                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

-----------------------------------------------------------------------------------
Description                                                    Par            Value
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 45.6%
-----------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - AUTOMOBILE - 3.0% (A)
     Giro Balanced Funding Corp.
       0.700%, 11/13/09                              $ 100,000,000   $   99,976,667
                                                                     --------------
     TOTAL ASSET-BACKED SECURITY - AUTOMOBILE
       (Cost $99,976,667)                                                99,976,667
                                                                     --------------
   ASSET-BACKED SECURITIES - CREDIT CARD - 2.6% (A)
     White Point Funding Inc.
       0.800%, 11/02/09                                 21,000,000       20,999,533
       0.751%, 12/01/09                                 65,933,000       65,891,792
                                                                     --------------
     TOTAL ASSET-BACKED SECURITIES - CREDIT CARD
       (Cost $86,891,325)                                                86,891,325
                                                                     --------------
   ASSET-BACKED SECURITIES -
     DIVERSIFIED FINANCIAL ASSETS - 4.6% (A)
     Amstel Funding Corp.
       1.502%, 11/02/09                                150,000,000      149,993,750
                                                                     --------------
   TOTAL ASSET-BACKED SECURITIES -
       DIVERSIFIED FINANCIAL ASSETS
       (Cost $149,993,750)                                              149,993,750
                                                                     --------------
   ASSET-BACKED SECURITY - GOVERNMENT - 4.6% (A)
     Govco LLC
       0.803%, 12/11/09                                105,000,000      104,906,667
       0.803%, 12/22/09                                 45,000,000       44,949,000
                                                                     --------------
     TOTAL ASSET-BACKED SECURITY - GOVERNMENT
       (Cost $149,855,667)                                              149,855,667
                                                                     --------------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 19.9% (A)
     Autobahn Funding Co. LLC
       0.680%, 11/03/09                                150,000,000      149,994,333
     Cafco LLC
       0.360%, 11/02/09                                 61,950,000       61,949,380
       0.360%, 11/04/09                                 65,000,000       64,998,050
     Silver Tower U.S. Funding
       1.201%, 11/05/09                                155,000,000      154,979,333
     Three Pillars Funding
       1.200%, 11/02/09                                165,000,000      164,994,500
     TSL (USA) Inc.
       1.151%, 11/06/09                                 25,000,000       24,996,007
       0.851%, 11/30/09                                 35,466,000       35,441,716
                                                                     --------------
     TOTAL ASSET-BACKED SECURITIES - TRADE RECEIVABLES
       (Cost $657,353,319)                                              657,353,319
                                                                     --------------
   BANKING - 10.9%
     KBC Financial Products International Ltd. (A)
     0.480%, 11/16/09                                   46,000,000       45,990,800
     0.440%, 11/20/09                                   55,000,000       54,987,228

-----------------------------------------------------------------------------------
Description                                                      Par          Value
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - (CONTINUED)
-----------------------------------------------------------------------------------
   BANKING - (CONTINUED)
     Louis Dreyfus Corp., LOC: Calyon
       0.481%, 12/14/09                              $  50,000,000   $   49,971,333
     PB Finance (Delaware) (A)
       0.800%, 11/09/09                                 50,000,000       49,991,111
       0.800%, 11/10/09                                 50,000,000       49,990,000
       0.800%, 11/13/09                                 60,000,000       59,984,000
     Picaros Funding LLC (A)
       Guarantee: KBC Bank NV
       0.821%, 11/09/09                                 50,000,000       49,990,889
                                                                     --------------
     TOTAL BANKING
       (Cost $360,905,361)                                              360,905,361
                                                                     --------------
     TOTAL COMMERCIAL PAPER - DISCOUNTED
       (Cost $1,504,976,089)                                          1,504,976,089
                                                                     --------------
-----------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 38.8%
-----------------------------------------------------------------------------------
     Allied Irish Banks PLC NY, Government
       of Ireland Guaranteed
       1.794%, 05/26/10 (B)                            125,000,000      125,000,000
       1.414%, 09/27/10 (B)                             40,000,000       40,000,000
     Bank of Ireland CT, Government of
       Ireland Guaranteed
       1.482%, 04/27/10 (B)                            100,000,000       99,953,932
       1.394%, 09/24/10 (B)                             50,000,000       50,000,000
     Bank of Nova Scotia TX
       0.671%, 05/06/10 (B)                            100,000,000      100,000,000
     Barclays Bank PLC NY
       1.345%, 05/24/10 (B)                            160,000,000      160,000,000
     Credit Suisse NY
       1.036%, 03/24/10 (B)                            100,000,000      100,000,000
     Dexia Credit Local SA NY
       0.350%, 01/14/10                                150,000,000      150,000,000
     Natixis NY
       1.000%, 11/18/09                                 75,000,000       75,000,000
       1.094%, 07/07/10 (B)                             75,000,000       75,000,000
     Norinchukin Bank NY
       0.250%, 12/22/09                                155,000,000      155,000,000
     UBS AG CT
       1.310%, 12/11/09                                 75,000,000       75,000,000
       1.494%, 05/28/10 (B)                             75,000,000
                                                                         75,000,000
                                                                     --------------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
       (Cost $1,279,953,932)
                                                                      1,279,953,932
                                                                     --------------

See note to schedule of investments.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par               Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 7.6%
--------------------------------------------------------------------------------
  BANKING - 7.6%
     Bank of Montreal Chicago, MTN (A) (C)
        0.766%, 11/05/10                            $150,000,000  $  150,000,000
     Credit Agricole London, MTN (A) (C)
        0.539%, 10/22/10                             100,000,000     100,000,000
                                                                  --------------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $250,000,000)                                          250,000,000
                                                                  --------------
--------------------------------------------------------------------------------
  TIME DEPOSITS - 4.7%
--------------------------------------------------------------------------------
     Citibank N.A.
        0.120%, 11/02/09                             100,000,000     100,000,000
     Deutsche Bank
        0.070%, 11/02/09                              55,000,000      55,000,000
                                                                  --------------
     TOTAL TIME DEPOSITS
        (Cost $155,000,000)                                          155,000,000
                                                                  --------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS - 2.2%
--------------------------------------------------------------------------------
     Citigroup Funding, MTN, TLGP/FDIC Guaranteed (B)
        0.381%, 07/30/10                              50,000,000      50,000,000
     General Electric Capital, MTN, TLGP/FDIC Guaranteed (B)
        0.334%, 07/08/10                              23,000,000      23,000,000
                                                                  --------------
     TOTAL U.S. GOVERNMENT OBLIGATIONS
        (Cost $73,000,000)                                            73,000,000
                                                                  --------------
--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - 0.1%
--------------------------------------------------------------------------------
  BANKING - 0.1%
     Washington State, Housing Finance
        Commission, Multi-Family Housing,
        The Lodge at Eagle Ridge, Ser B, RB
        LOC: Bank of America (D)
        0.400%, 08/01/41                               4,065,000       4,065,000
                                                                  --------------
     TOTAL VARIABLE RATE DEMAND NOTES
        (Cost $4,065,000)                                              4,065,000
                                                                  --------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 1.0%
--------------------------------------------------------------------------------
     Credit Suisse Securities (USA)
        0.060%, dated 10/30/09, matures
        on 11/02/09, repurchase price
        $34,244,156 (collateralized by,
        U.S. Treasury Bill Obligations,
        par value $35,025,000, 0.000%,
        08/26/10, total market value
        $34,931,484)                                  34,243,985      34,243,985
                                                                  --------------
     TOTAL REPURCHASE AGREEMENT
        (Cost $34,243,985)                                            34,243,985
                                                                  --------------

--------------------------------------------------------------------------------
                                                                           Value
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.0%
     (Cost $3,301,239,006) +                                      $3,301,239,006
                                                                  --------------
  OTHER ASSETS & LIABILITIES, NET - 0.0%                                (561,071)
                                                                  --------------
  NET ASSETS - 100.0%                                             $3,300,677,935
                                                                  ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2009 WAS $1,705,004,756 AND REPRESENTED 51.66% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2009. THE DATE REPORTED IS THE FINAL MATURITY.

(C) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2009. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2009. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

CT   - CONNECTICUT

FDIC - FEDERAL DEPOSIT INSURANCE CORPORATION

LLC  - LIMITED LIABILITY COMPANY

LOC  - LETTER OF CREDIT

MTN  - MEDIUM TERM NOTE

N.A. - NORTH AMERICA

NY   - NEW YORK

PLC  - PUBLIC LIABILITY COMPANY

RB   - REVENUE BOND

SER  - SERIES

TLGP - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

TX   - TEXAS

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

80                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                               LEVEL 2          LEVEL 3
                                  TOTAL FAIR     LEVEL 1     SIGNIFICANT      SIGNIFICANT
                                   VALUE AT      QUOTED       OBSERVABLE     UNOBSERVABLE
                                   10/31/09       PRICE        INPUTS           INPUTS
                                --------------   -------   ---------------   ------------
Investments in Securities *     $3,301,239,006   $    --   $ 3,301,239,006   $         --
                                ==============   =======   ===============   ============

* See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par               Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. TREASURY BILLS** - 28.4%
--------------------------------------------------------------------------------
     U.S. Treasury Bills
        0.450%, 12/17/09                            $ 20,000,000  $   19,988,691
        0.340%, 04/01/10                              10,000,000       9,985,949
        0.453%, 06/17/10                              10,000,000       9,971,817
                                                                  --------------
     TOTAL U.S. TREASURY BILLS
        (Cost $39,946,457)                                            39,946,457
                                                                  --------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS - 12.1%
--------------------------------------------------------------------------------
     General Electric Capital, MTN,
        TLGP/FDIC Guaranteed (A)
        0.334%, 07/08/10                               7,000,000       7,000,000
     Straight-A Funding, Series 1, FFBLL, *
        0.250%, 11/05/09 (B)                          10,000,000       9,999,722
                                                                  --------------
     TOTAL U.S. GOVERNMENT OBLIGATIONS
        (Cost $16,999,722)                                            16,999,722
                                                                  --------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 59.5%
--------------------------------------------------------------------------------
     Barclays Capital
        0.060%, dated 10/30/09, matures on
        11/02/09, repurchase price $50,669,535
        (collateralized by a U.S. Treasury Note,
        par value $50,762,900, 1.500%,
        10/31/10, total market value
        $51,682,685)                                  50,669,282      50,669,282
     Credit Suisse Securities (USA)
        0.060%, dated 10/30/09, matures
        on 11/02/09, repurchase price
        $33,000,165 (collateralized by a
        U.S. Treasury Bill, par value
        $33,755,000, 0.000%, 08/26/10,
        total market value $33,664,874)               33,000,000      33,000,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $83,669,282)                                            83,669,282
                                                                  --------------

--------------------------------------------------------------------------------
Description                                                                Value
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.0%
     (Cost $140,615,461) +                                        $  140,615,461
                                                                  --------------
  OTHER ASSETS & LIABILITIES, NET - 0.0%                                 (11,167)
                                                                  --------------
  NET ASSETS - 100.0%                                             $  140,604,294
                                                                  ==============

--------------------------------------------------------------------------------

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

**    RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2009. THE DATE REPORTED IS THE FINAL MATURITY.

(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2009 WAS $9,999,722 AND REPRESENTED 7.1% OF NET ASSETS.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION

FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN

MTN   - MEDIUM TERM NOTE

TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                          LEVEL 2         LEVEL 3
                                TOTAL FAIR    LEVEL 1   SIGNIFICANT     SIGNIFICANT
                                 VALUE AT     QUOTED     OBSERVABLE    UNOBSERVABLE
                                 10/31/09      PRICE      INPUTS          INPUTS
                               ------------   -------   ------------   ------------
Investments in Securities *    $140,615,461   $    --   $140,615,461   $         --
                               ============   =======   ============   ============

* See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

82                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.3%
--------------------------------------------------------------------------------
     FFCB
       0.335%, 05/18/11 (A)                         $  50,000,000   $ 50,008,209
       0.335%, 07/20/11 (A)                            30,000,000     30,000,000
     FHLB
       0.244%, 01/08/10 (A)                            50,000,000     50,000,000
       0.750%, 06/25/10 (B)                            50,000,000     50,000,000
     FHLMC
       0.184%, 07/12/10 (A)                            50,000,000     50,000,000
       0.387%, 08/24/10 (A)                            25,000,000     24,998,302
     FNMA
       0.202%, 01/25/10 (A)                            25,000,000     24,998,561
                                                                    ------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $280,005,072)                                           280,005,072
                                                                    ------------

--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - 19.1%
--------------------------------------------------------------------------------
     California, Milpitas Multi-Family
       Housing Revenue Crossing, Ser A, RB
       Guarantee: FNMA (C)
       0.400%, 08/15/33                                 4,600,000      4,600,000
     California, Sacramento County,
       Multi-Family Housing Development
       Authority, Deer Park Apartments, RB
       Guarantee: FNMA (C)
       0.420%, 07/15/35                                 1,350,000      1,350,000
     California, San Francisco,
       City & County
       Redevelopment, Ser D, RB
       Guarantee: FNMA (C)
       0.260%, 06/15/34                                26,050,000     26,050,000
     California, Simi Valley, Multi-Family
       Housing Revenue, Parker Ranch, RB
       Guarantee: FNMA (C)
       0.420%, 07/15/36                                 1,450,000      1,450,000
     California, Statewide Community
       Development Authority, Palms
       Apartments, Ser C, RB
       Guarantee: FNMA (C)
       0.500%, 05/15/35                                 4,150,000      4,150,000
     New York City Housing Development,
       Multi-Family Mortgage Revenue,
       Pearl Street Development, Ser B, RB
       Guarantee: FNMA (C)
       0.250%, 10/15/41                                14,225,000     14,225,000
     New York City Housing Development,
       Multi-Family Rent Housing Revenue, (C)
       Nicole, Ser B, RB
       Guarantee: FNMA
       0.280%, 11/15/35                                 5,770,000      5,770,000

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
       West Street, Ser B, RB
       Guarantee: FNMA
       0.250%, 03/15/36                             $   5,400,000   $  5,400,000
       Westport Development,
       Series B, RB
       Guarantee: FNMA
       0.280%, 06/15/34                                 6,800,000      6,800,000
     New York State, Dormitory Authority
       Revenue, Ser B, RB
       Guarantee: FNMA (C)
       0.280%, 11/15/36                                22,035,000     22,035,000
     New York State, Housing Finance
       Agency Revenue, (C)
       11th Avenue Housing, Ser B, RB
       Guarantee: FNMA
       0.250%, 05/15/41                                29,350,000     29,350,000
       Biltmore Tower Housing, Ser B, RB
       Guarantee: FNMA
       0.250%, 05/15/34                                 1,735,000      1,735,000
       Chelsea Apartments, Ser B, RB
       Guarantee: FNMA
       0.350%, 11/15/36                                 3,100,000      3,100,000
       East 39th Street Housing, Ser B, RB
       Guarantee: FNMA
       0.250%, 11/15/31                                   500,000        500,000
       North End, Ser B, RB
       Guarantee: FNMA
       0.250%, 11/15/36                                 2,500,000      2,500,000
       Ser B, RB
       Guarantee: FNMA
       0.250%, 05/15/33                                15,200,000     15,200,000
       Tower 31 Housing, Ser A, RB
       Guarantee: FHLMC
       0.250%, 11/01/36                                 4,100,000      4,100,000
       Victory Housing 2000, Ser B, RB
       Guarantee: FHLMC
       0.250%, 11/01/33                                 1,900,000      1,900,000
       West 33rd Street, Ser B, RB
       Guarantee: FNMA
       0.280%, 11/15/36                                 5,800,000      5,800,000
     Pennsylvania, Montgomery County,
       Redevelopment Authority, Kingswood
       Apartments Project, Ser A, RB
       Guarantee: FNMA (C)
       0.280%, 08/15/31                                 6,705,000      6,705,000
     Virginia, Chesapeake, Redevelopment &
       Housing Authority, Multi-Family Housing
       Revenue, Alta Great Bridge, Ser A, RB
       Guarantee: FNMA (C)
       0.420%, 01/15/41                                 2,100,000      2,100,000

See note to schedule of investments.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
     Washington State Housing Finance
       Commission, Multi- Family Housing
       Revenue, (C)
       Ballard Landmark, Ser B, RB
       Guarantee: FNMA
       0.420%, 12/15/41                             $   3,510,000   $  3,510,000
       Bridgewood Project, Ser B, RB
       Guarantee: FNMA
       0.420%, 09/01/34                                 3,435,000      3,435,000
       Highland Park Apartments, Ser B, RB
       Guarantee: FNMA
       0.420%, 07/15/38                                 2,060,000      2,060,000
       Pinehurst Apartments Project,
       Ser B, RB
       Guarantee: FNMA
       0.420%, 03/15/39                                 1,885,000      1,885,000
       Ranier Court Project, Ser B, RB
       Guarantee: FNMA
       0.420%, 12/15/36                                 3,725,000      3,725,000
       Rolling Hills Project, Ser B, RB
       Guarantee: FNMA
       0.420%, 06/15/37                                 2,325,000      2,325,000
                                                                    ------------
     TOTAL VARIABLE RATE DEMAND NOTES
       (Cost $181,760,000)                                           181,760,000
                                                                    ------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS - 6.4%
--------------------------------------------------------------------------------
     Citigroup Funding, MTN, TLGP/FDIC
       Guaranteed (A)
       0.381%, 07/30/10                                25,000,000     25,000,000
     Straight-A Funding, Series 1,
       FFBLL, * (D)
       0.250%, 11/05/09                                15,079,000     15,078,581
       0.220%, 12/17/09                                21,303,000     21,297,011
                                                                    ------------
     TOTAL U.S. GOVERNMENT OBLIGATIONS
       (Cost $61,375,592)                                             61,375,592
                                                                    ------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 45.2%
--------------------------------------------------------------------------------
     Bank of America
       0.070%, dated 10/30/09, matures on
       11/02/09, repurchase price $47,300,276
       (collateralized by a U.S. Treasury Note
       obligation, par value $47,941,300,
       2.000%, 11/30/13, total market value
       $48,246,015)                                    47,300,000     47,300,000

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Barclays Capital
       0.060%, dated 10/30/09, matures on
       11/02/09, repurchase price $50,862,447
       (collateralized by a U.S. Treasury Note
       obligation, par value $50,956,200,
       1.500%, 10/31/10, total market value
       $51,879,488)                                 $  50,862,193   $ 50,862,193
     Credit Suisse Securities (USA)
       0.070%, dated 10/30/09, matures on
       11/02/09, repurchase price $238,001,388
       (collateralized by various U.S. agency
       obligations, ranging in par value from
       $9,685,000 - $53,700,000, 0.000% -
       6.130%, 02/17/12 - 10/17/36, total
       market value $242,761,583)                     238,000,000    238,000,000
     Deutsche Bank Securities
       0.070%, dated 10/30/09, matures on
       11/02/09, repurchase price $47,300,276
       (collateralized by a U.S. agency
       obligation, par value $48,246,000,
       0.000%, 11/13/09, total market value
       $48,246,000)                                    47,300,000     47,300,000
     Goldman Sachs
       0.070%, dated 10/30/09, matures on
       11/02/09, repurchase price $47,300,276
       (collateralized by various U.S. Treasury
       Note obligations, ranging in par value
       from $1,221,211 - $14,324,800,
       0.000% - 4.250%, 08/16/10 - 05/15/38,
       total market value $48,246,005)                 47,300,000     47,300,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $430,762,193)                                           430,762,193
                                                                    ------------
  TOTAL INVESTMENTS - 100.0%
     (Cost $953,902,857) +                                           953,902,857
                                                                    ------------
  OTHER ASSETS & LIABILITIES, NET - 0.0%                                  66,378
                                                                    ------------
  NET ASSETS - 100.0%                                               $953,969,235
                                                                    ============

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

84                                1.800.433.6884

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

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2009. THE DATE REPORTED IS THE FINAL MATURITY.

(B)   SECURITY IS CALLABLE @ 100.

(C) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

(D) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2009 WAS $36,375,592 A)ND REPRESENTED 3.8% OF NET ASSETS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FDIC        - FEDERAL DEPOSIT INSURANCE CORPORATION

FFBLL       - FEDERAL FINANCING BANK LIQUIDITY LOAN

FFCB                     - FEDERAL FARM CREDIT BANK

FHLB                       - FEDERAL HOME LOAN BANK

FHLMC      - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA        - FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN                              - MEDIUM TERM NOTE

RB                                   - REVENUE BOND

SER                                        - SERIES

TLGP        - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                              LEVEL 2         LEVEL 3
                                  TOTAL FAIR     LEVEL 1    SIGNIFICANT     SIGNIFICANT
                                   VALUE AT       QUOTED    OBSERVABLE     UNOBSERVABLE
                                   10/31/09       PRICE       INPUTS          INPUTS
                                 -------------   -------   -------------   ------------
   Investments in Securities *   $ 953,902,857   $    --   $ 953,902,857   $         --
                                 =============   =======   =============   ============

* See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           85

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. TREASURY BILLS* - 100.0%
--------------------------------------------------------------------------------
     U.S. Treasury Bills
        0.039%, 11/12/09                              $166,184,000  $166,182,060
        0.046%, 11/19/09                                49,560,000    49,558,885
        0.046%, 11/27/09                               100,000,000    99,996,750
        0.061%, 12/10/09                               194,780,000   194,767,339
        0.719%, 12/17/09                                20,000,000    19,981,983
        0.101%, 12/24/09                                75,000,000    74,988,958
        0.183%, 03/18/10                                75,000,000    74,948,625
        0.473%, 04/01/10                                40,000,000    39,921,983
        0.402%, 06/10/10                                29,185,000    29,114,231
        0.417%, 06/17/10                                16,879,000    16,835,171
                                                                    ------------
     TOTAL U.S. TREASURY BILLS
        (Cost $766,295,985)                                          766,295,985
                                                                    ------------
  TOTAL INVESTMENTS - 100.0%
     (Cost $766,295,985) +                                           766,295,985
                                                                    ------------
  OTHER ASSETS & LIABILITIES, NET - 0.0%                                 (65,324)
                                                                    ------------
  NET ASSETS - 100.0%                                               $766,230,661
                                                                    ============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

A summary of the inputs used to value the Fund's net assets as of October 31, 2009 is as follows (see Note to Schedule of Investments):

                                                           LEVEL 2        LEVEL 3
                          TOTAL FAIR        LEVEL 1      SIGNIFICANT    SIGNIFICANT
                           VALUE AT          QUOTED      OBSERVABLE    UNOBSERVABLE
                           10/31/09          PRICE         INPUTS         INPUTS
                         -------------   -------------   -----------   ------------
   U.S. Treasury Bills   $ 766,295,985   $ 766,295,985   $        --   $         --
                         =============   =============   ===========   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

--------------------------------------------------------------------------------

86                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTE TO SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc., a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           87

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

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NOTE TO SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o Level 1 - unadjusted quoted prices in active markets for identical assets and liabilities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels each of Fund's investments as of October 31, 2009 is included with each Fund's schedule of investments.

--------------------------------------------------------------------------------

88                                1.800.433.6884

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


ITEM 2.       CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.       EXHIBITS.

     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHMARK FUNDS

By (Signature and Title)*           /s/  Earle A. Malm II
                         -------------------------------------------------------
                                    Earle A. Malm II, President
                                    (principal executive officer)

Date                                December 28, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/  Earle A. Malm II
                         -------------------------------------------------------
                                    Earle A. Malm II, President
                                    (principal executive officer)

Date                                December 28, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Colleen Cummings
                         -------------------------------------------------------
                                    Colleen Cummings, Chief Financial Officer
                                    (principal financial officer)

Date                                December 28, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.